UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

Anchor Series Trust

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311

(Address of principal executive offices)             (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300,

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1.	Reports to Stockholders

ANCHOR SERIES TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2020

Dear Anchor Series Trust Investor:

We are pleased to present our semiannual report for the Anchor Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended June 30, 2020. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

Anchor Series Trust

Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

1

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

2

ANCHOR SERIES TRUST

EXPENSE EXAMPLE June 30, 2020

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in the Anchor Series Trust (the “Trust”), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at January 1, 2020 and held until June 30, 2020. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager, as well as non-affiliated life insurance companies. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2020” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended June 30, 2020” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2020” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended June 30, 2020” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2020” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

ANCHOR SERIES TRUST

EXPENSE EXAMPLE (continued) June 30, 2020

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at January 1, 2020	Ending Account Value Using Actual Return at June 30, 2020	Expenses Paid During the Six Months Ended June 30, 2020	Beginning Account Value at January 1, 2020	Ending Account Value Using a Hypothetical 5% Annual Return at June 30, 2020	Expenses Paid During the Six Months Ended June 30, 2020	Annualized Expense Ratio*
SA PGI Asset Allocation
Class 1	$1,000.00	$954.55	$4.03	$1,000.00	$1,020.74	$4.17	0.83%
Class 2	$1,000.00	$953.80	$4.76	$1,000.00	$1,019.99	$4.92	0.98%
Class 3	$1,000.00	$953.41	$5.25	$1,000.00	$1,019.49	$5.42	1.08%
SA Wellington Capital Appreciation
Class 1	$1,000.00	$1,211.24	$4.12	$1,000.00	$1,021.13	$3.77	0.75%
Class 2	$1,000.00	$1,210.50	$4.95	$1,000.00	$1,020.39	$4.52	0.90%
Class 3	$1,000.00	$1,209.63	$5.49	$1,000.00	$1,019.89	$5.02	1.00%
SA Wellington Government and Quality Bond
Class 1	$1,000.00	$1,063.03	$2.98	$1,000.00	$1,021.98	$2.92	0.58%
Class 2	$1,000.00	$1,062.18	$3.74	$1,000.00	$1,021.23	$3.67	0.73%
Class 3	$1,000.00	$1,061.89	$4.20	$1,000.00	$1,020.79	$4.12	0.82%
SA Wellington Strategic Multi-Asset#
Class 1	$1,000.00	$1,021.23	$4.32	$1,000.00	$1,020.59	$4.32	0.86%
Class 3	$1,000.00	$1,020.14	$5.58	$1,000.00	$1,019.34	$5.57	1.11%

*

Expenses are equal to each Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days in the period then divided by 366 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2020” and “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2020” and the “Annualized Expense Ratio” would have been lower.

4

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO PROFILE — June 30, 2020 — (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	5.3%
Exchange-Traded Funds	5.0
Real Estate Investment Trusts	3.9
Electric-Integrated	3.7
Diversified Banking Institutions	3.5
Diversified Financial Services	3.4
Medical-Drugs	3.2
Federal Home Loan Mtg. Corp.	2.5
Repurchase Agreements	2.3
Pipelines	2.0
Government National Mtg. Assoc.	2.0
Banks-Commercial	2.0
Medical Products	1.7
Computers	1.6
Banks-Super Regional	1.5
E-Commerce/Products	1.4
Enterprise Software/Service	1.4
Applications Software	1.3
Oil Companies-Integrated	1.2
Non-Hazardous Waste Disposal	1.2
Medical Instruments	1.2
Semiconductor Equipment	1.1
Beverages-Non-alcoholic	1.1
Finance-Other Services	1.0
Insurance-Property/Casualty	1.0
Electronic Forms	1.0
Data Processing/Management	0.9
Finance-Credit Card	0.9
Toys	0.9
Insurance-Multi-line	0.9
Chemicals-Diversified	0.8
Electronic Components-Semiconductors	0.8
Soap & Cleaning Preparation	0.8
Brewery	0.8
Medical-Biomedical/Gene	0.8
Retail-Apparel/Shoe	0.8
Telecom Services	0.8
Web Portals/ISP	0.8
Cable/Satellite TV	0.8
Oil Refining & Marketing	0.8
Commercial Services-Finance	0.8
Machinery-General Industrial	0.8
Investment Management/Advisor Services	0.8
Semiconductor Components-Integrated Circuits	0.8
Apparel Manufacturers	0.7
Multimedia	0.7
U.S. Government Treasuries	0.6
Drug Delivery Systems	0.6
Oil Companies-Exploration & Production	0.6
Diversified Manufacturing Operations	0.6
Auto-Heavy Duty Trucks	0.6
Medical-HMO	0.6
Diagnostic Equipment	0.6
Auto/Truck Parts & Equipment-Original	0.6
Containers-Paper/Plastic	0.5
Pharmacy Services	0.5
Electric-Distribution	0.5
Food-Meat Products	0.5
Electronic Measurement Instruments	0.5
Gas-Distribution	0.5
Banks-Fiduciary	0.5

Instruments-Controls	0.5%
Chemicals-Specialty	0.5
Steel-Specialty	0.5
Machinery-Farming	0.5
Insurance-Reinsurance	0.5
Auto-Cars/Light Trucks	0.5
Aerospace/Defense	0.4
Rubber-Tires	0.4
Electric-Transmission	0.4
Containers-Metal/Glass	0.4
Internet Content-Entertainment	0.4
United States Treasury Bonds	0.4
Finance-Investment Banker/Broker	0.4
Textile-Apparel	0.4
Medical-Hospitals	0.4
Airlines	0.4
Food-Misc./Diversified	0.3
Telephone-Integrated	0.3
Office Automation & Equipment	0.3
Security Services	0.3
Cosmetics & Toiletries	0.3
Hotels/Motels	0.3
Retail-Discount	0.3
Disposable Medical Products	0.3
Storage/Warehousing	0.3
Vitamins & Nutrition Products	0.3
Beverages-Wine/Spirits	0.3
Private Equity	0.3
Power Converter/Supply Equipment	0.3
Computer Software	0.3
Physical Therapy/Rehabilitation Centers	0.3
Real Estate Management/Services	0.3
Machinery-Construction & Mining	0.3
Transport-Services	0.3
Food-Dairy Products	0.3
Batteries/Battery Systems	0.3
Transport-Rail	0.3
Machine Tools & Related Products	0.3
Electric Products-Misc.	0.2
Athletic Equipment	0.2
Office Supplies & Forms	0.2
Savings & Loans/Thrifts	0.2
Athletic Footwear	0.2
Tools-Hand Held	0.2
Insurance-Life/Health	0.2
Industrial Gases	0.2
Telecom Equipment-Fiber Optics	0.2
Web Hosting/Design	0.2
Computer Services	0.2
Advertising Agencies	0.2
Transport-Truck	0.2
Rental Auto/Equipment	0.2
Agricultural Biotech	0.2
Retail-Automobile	0.2
Oil & Gas Drilling	0.1
Electric-Generation	0.1
Agricultural Chemicals	0.1
United States Treasury Notes	0.1
Telecommunication Equipment	0.1
Auction Houses/Art Dealers	0.1
Retail-Restaurants	0.1
E-Commerce/Services	0.1

5

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO PROFILE — June 30, 2020 — (unaudited) — (continued)

Industry Allocation* (continued)

Electronic Parts Distribution	0.1%
Building & Construction Products-Misc.	0.1
Networking Products	0.1
Commercial Services	0.1
Recreational Vehicles	0.1
Water	0.1
Transport-Marine	0.1
Retail-Gardening Products	0.1
Paper & Related Products	0.1

99.5%

*	Calculated as a percentage of net assets

6

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 53.8%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	15,267	$261,982

Aerospace/Defense — 0.2%
Northrop Grumman Corp.	1,173	360,627

Agricultural Biotech — 0.2%
Corteva, Inc.	9,415	252,228

Agricultural Operations — 0.0%
Phibro Animal Health Corp., Class A	1,590	41,769

Airlines — 0.1%
Alaska Air Group, Inc.	2,619	94,965

Apparel Manufacturers — 0.5%
Deckers Outdoor Corp.†	4,264	837,407

Applications Software — 1.3%
Microsoft Corp.	9,948	2,024,517

Athletic Equipment — 0.2%
YETI Holdings, Inc.†	9,023	385,553

Athletic Footwear — 0.2%
NIKE, Inc., Class B	3,179	311,701

Auction Houses/Art Dealers — 0.1%
Ritchie Bros. Auctioneers, Inc.	5,500	224,675

Auto-Cars/Light Trucks — 0.3%
Ferrari NV	2,850	487,379

Auto-Heavy Duty Trucks — 0.6%
NFI Group, Inc.	1,225	15,024
PACCAR, Inc.	6,560	491,016
Volvo AB ADR†	24,000	375,840

		881,880

Auto/Truck Parts & Equipment-Original — 0.4%
Autoliv, Inc.	2,092	134,955
Linamar Corp.	2,111	57,067
Magna International, Inc.	11,397	507,508

		699,530

Banks-Commercial — 1.3%
Banco Bilbao Vizcaya Argentaria SA ADR	60,000	204,000
Bank OZK	8,104	190,201
Cathay General Bancorp	2,053	53,994
Cullen/Frost Bankers, Inc.	3,417	255,284
East West Bancorp, Inc.	2,081	75,415
First Republic Bank	3,365	356,656
ING Groep NV ADR	37,000	255,300
Nordea Bank Abp ADR†	60,000	414,000
PacWest Bancorp	2,814	55,464
Preferred Bank	443	18,983
ServisFirst Bancshares, Inc.	1,094	39,121
Truist Financial Corp.	4,659	174,946
Washington Trust Bancorp, Inc.	879	28,787

		2,122,151

Banks-Super Regional — 0.6%
PNC Financial Services Group, Inc.	6,846	720,267
US Bancorp	5,540	203,983

		924,250

Batteries/Battery Systems — 0.3%
Energizer Holdings, Inc.	8,667	411,596

Security Description	Shares	Value (Note 2)
Beverages-Non-alcoholic — 1.1%
Coca-Cola Co.	8,502	$379,870
Keurig Dr Pepper, Inc.	15,903	451,645
PepsiCo, Inc.	6,620	875,561

		1,707,076

Beverages-Wine/Spirits — 0.3%
Diageo PLC ADR	3,600	483,804

Brewery — 0.2%
Ambev SA ADR	148,000	390,720

Building & Construction Products-Misc. — 0.1%
James Hardie Industries PLC ADR	10,000	192,400

Building-Mobile Home/Manufactured Housing — 0.0%
LCI Industries	599	68,873

Cable/Satellite TV — 0.0%
Cable One, Inc.	14	24,848

Cellular Telecom — 0.6%
T-Mobile US, Inc.†	9,695	1,009,734

Chemicals-Diversified — 0.5%
Croda International PLC ADR	6,000	199,800
FMC Corp.	3,184	317,190
Huntsman Corp.	3,237	58,169
PPG Industries, Inc.	2,295	243,408

		818,567

Chemicals-Specialty — 0.5%
Givaudan SA ADR	10,000	749,640
H.B. Fuller Co.	430	19,178

		768,818

Coatings/Paint — 0.0%
RPM International, Inc.	627	47,063

Commercial Services — 0.1%
Morningstar, Inc.	1,082	152,530

Commercial Services-Finance — 0.7%
Experian PLC ADR	12,500	439,500
PayPal Holdings, Inc.†	3,658	637,333

		1,076,833

Computer Services — 0.2%
Amdocs, Ltd.	3,313	201,696
Leidos Holdings, Inc.	654	61,260

		262,956

Computers — 1.3%
Apple, Inc.	5,763	2,102,342

Containers-Metal/Glass — 0.4%
Ball Corp.	9,332	648,481

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America	484	48,303

Cosmetics & Toiletries — 0.3%
Unilever NV	10,000	532,700

Data Processing/Management — 0.9%
Broadridge Financial Solutions, Inc.	83	10,474
Fair Isaac Corp.†	1,350	564,354
Fidelity National Information Services, Inc.	6,954	932,462

		1,507,290

7

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diagnostic Equipment — 0.5%
Thermo Fisher Scientific, Inc.	2,414	$874,689

Disposable Medical Products — 0.3%
CONMED Corp.	683	49,169
Teleflex, Inc.	1,284	467,350

		516,519

Diversified Banking Institutions — 1.0%
BNP Paribas SA ADR†	10,000	199,100
JPMorgan Chase & Co.	12,777	1,201,805
Morgan Stanley	5,248	253,478

		1,654,383

Diversified Manufacturing Operations — 0.6%
3M Co.	498	77,683
EnPro Industries, Inc.	350	17,252
Parker-Hannifin Corp.	2,501	458,358
Siemens AG ADR	6,000	353,940

		907,233

Drug Delivery Systems — 0.6%
Becton Dickinson and Co.	3,903	933,871

E-Commerce/Products — 1.0%
Amazon.com, Inc.†	597	1,647,016

E-Commerce/Services — 0.1%
Rightmove PLC	30,288	204,691

Electric Products-Misc. — 0.2%
Littelfuse, Inc.	2,320	395,862

Electric-Distribution — 0.1%
Sempra Energy	1,524	178,659
Unitil Corp.	283	12,684

		191,343

Electric-Integrated — 1.9%
ALLETE, Inc.	1,120	61,163
Alliant Energy Corp.	7,242	346,457
CLP Holdings, Ltd. ADR	40,000	390,000
Eversource Energy	4,908	408,689
IDACORP, Inc.	138	12,057
NextEra Energy, Inc.	5,016	1,204,693
PNM Resources, Inc.	381	14,646
Portland General Electric Co.	390	16,306
WEC Energy Group, Inc.	3,435	301,078
Xcel Energy, Inc.	4,422	276,375

		3,031,464

Electronic Components-Misc. — 0.0%
Hubbell, Inc.	272	34,098
nVent Electric PLC	2,329	43,622

		77,720

Electronic Components-Semiconductors — 0.7%
Microchip Technology, Inc.	11,048	1,163,465
Monolithic Power Systems, Inc.	90	21,330

		1,184,795

Electronic Forms — 1.0%
Adobe, Inc.†	3,581	1,558,845

Electronic Measurement Instruments — 0.5%
Roper Technologies, Inc.	2,042	792,827

Security Description	Shares	Value (Note 2)
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	2,892	$198,651

Enterprise Software/Service — 1.1%
Black Knight, Inc.†	7,081	513,797
SAP SE ADR	6,904	966,560
Tyler Technologies, Inc.†	601	208,475

		1,688,832

Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	308	14,328

Finance-Credit Card — 0.9%
Discover Financial Services	11,054	553,695
Visa, Inc., Class A	4,857	938,227

		1,491,922

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	9,820	331,327

Finance-Mortgage Loan/Banker — 0.0%
Federal Agricultural Mtg. Corp., Class C	336	21,507

Finance-Other Services — 1.0%
Deutsche Boerse AG ADR	28,000	507,360
Hong Kong Exchanges & Clearing, Ltd. ADR	14,000	594,132
Nasdaq, Inc.	4,658	556,491

		1,657,983

Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	1,689	41,228

Food-Dairy Products — 0.3%
Danone SA ADR	30,000	414,045

Food-Meat Products — 0.5%
Hormel Foods Corp.	9,673	466,916
Tyson Foods, Inc., Class A	5,645	337,063

		803,979

Food-Misc./Diversified — 0.2%
Ingredion, Inc.	795	65,985
Orkla ASA ADR	36,000	315,720

		381,705

Gas-Distribution — 0.3%
ONE Gas, Inc.	1,309	100,858
Rubis SCA ADR	35,000	315,700
Spire, Inc.	429	28,190

		444,748

Golf — 0.0%
Acushnet Holdings Corp.	2,033	70,728

Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	1,233	297,720

Instruments-Controls — 0.5%
Honeywell International, Inc.	5,352	773,846

Insurance-Life/Health — 0.2%
AIA Group, Ltd. ADR	8,000	299,200

Insurance-Multi-line — 0.7%
Allianz SE ADR	24,000	492,480
Allstate Corp.	960	93,110
Chubb, Ltd.	4,212	533,324

		1,118,914

8

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Property/Casualty — 1.0%
Fidelity National Financial, Inc.	33,723	$1,033,947
James River Group Holdings, Ltd.	1,598	71,910
Markel Corp.†	299	276,028
Progressive Corp.	3,039	243,454

		1,625,339

Insurance-Reinsurance — 0.5%
Swiss Re AG ADR	39,111	752,887

Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	2,811	638,294

Investment Management/Advisor Services — 0.7%
BlackRock, Inc.	1,898	1,032,683
Raymond James Financial, Inc.	418	28,771

		1,061,454

Machine Tools & Related Products — 0.3%
Lincoln Electric Holdings, Inc.	4,739	399,213

Machinery-Construction & Mining — 0.3%
Komatsu, Ltd. ADR	21,000	429,240

Machinery-Farming — 0.3%
Deere & Co.	3,210	504,451

Machinery-General Industrial — 0.7%
Albany International Corp., Class A	611	35,872
Crane Co.	788	46,854
Kone Oyj ADR	20,000	688,600
Nordson Corp.	1,539	291,964

		1,063,290

Medical Instruments — 0.8%
Edwards Lifesciences Corp.†	5,583	385,841
Medtronic PLC	9,502	871,334

		1,257,175

Medical Products — 1.5%
Abbott Laboratories	5,595	511,551
Coloplast A/S ADR	38,000	592,420
LeMaitre Vascular, Inc.	361	9,530
Sonova Holding AG ADR	12,080	483,683
STERIS PLC	2,391	366,875
Varian Medical Systems, Inc.†	3,156	386,673

		2,350,732

Medical-Biomedical/Gene — 0.3%
CSL, Ltd. ADR	5,000	499,175

Medical-Drugs — 2.7%
Merck & Co., Inc.	15,610	1,207,121
Novartis AG ADR	7,754	677,234
Novo Nordisk A/S ADR	5,000	327,400
Pfizer, Inc.	15,552	508,550
Roche Holding AG ADR	37,809	1,640,155

		4,360,460

Medical-HMO — 0.4%
UnitedHealth Group, Inc.	1,911	563,649

Medical-Hospitals — 0.2%
Universal Health Services, Inc., Class B	3,169	294,368

Multimedia — 0.4%
Walt Disney Co.	6,299	702,401

Security Description	Shares	Value (Note 2)
Networking Products — 0.1%
Cisco Systems, Inc.	3,616	$168,650

Non-Hazardous Waste Disposal — 0.6%
Waste Connections, Inc.	9,530	893,819

Office Supplies & Forms — 0.2%
Avery Dennison Corp.	3,046	347,518

Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	3,235	63,115

Oil Companies-Exploration & Production — 0.3%
Cimarex Energy Co.	5,734	157,628
Diamondback Energy, Inc.	614	25,677
EOG Resources, Inc.	5,213	264,091

		447,396

Oil Companies-Integrated — 0.8%
Chevron Corp.	8,428	752,031
Exxon Mobil Corp.	1,685	75,353
Royal Dutch Shell PLC, Class B ADR	17,332	527,759

		1,355,143

Oil Refining & Marketing — 0.4%
HollyFrontier Corp.	5,367	156,716
Marathon Petroleum Corp.	7,262	271,454
Valero Energy Corp.	4,088	240,456

		668,626

Pipelines — 0.2%
Enterprise Products Partners LP	14,963	271,878
Targa Resources Corp.	1,390	27,897

		299,775

Power Converter/Supply Equipment — 0.3%
Schneider Electric SE ADR	20,000	446,000

Private Equity — 0.3%
KKR & Co., Inc., Class A	14,585	450,385

Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	950	37,050

Real Estate Investment Trusts — 2.4%
Agree Realty Corp.	685	45,011
Alexandria Real Estate Equities, Inc.	8,137	1,320,228
American Tower Corp.	1,148	296,804
Camden Property Trust	151	13,774
CyrusOne, Inc.	7,288	530,202
Digital Realty Trust, Inc.	2,951	419,367
EastGroup Properties, Inc.	326	38,667
Four Corners Property Trust, Inc.	1,570	38,308
Granite Real Estate Investment Trust	727	37,518
Medical Properties Trust, Inc.	2,789	52,433
National Health Investors, Inc.	381	23,134
Prologis, Inc.	4,936	460,677
Realty Income Corp.	4,252	252,994
STORE Capital Corp.	11,115	264,648
Terreno Realty Corp.	487	25,636

		3,819,401

Real Estate Management/Services — 0.3%
Daito Trust Construction Co., Ltd. ADR	19,000	434,378

Recreational Vehicles — 0.1%
Brunswick Corp.	2,303	147,415

Rental Auto/Equipment — 0.2%
Aaron’s, Inc.	5,596	254,058

9

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Apparel/Shoe — 0.7%
Lululemon Athletica, Inc.†	3,725	$1,162,237

Retail-Discount — 0.3%
Costco Wholesale Corp.	1,715	520,005

Retail-Gardening Products — 0.1%
Tractor Supply Co.	785	103,455

Retail-Restaurants — 0.1%
Starbucks Corp.	2,966	218,268

Rubber-Tires — 0.4%
Bridgestone Corp. ADR	42,000	676,200

Savings & Loans/Thrifts — 0.2%
Washington Federal, Inc.	11,976	321,436

Security Services — 0.3%
Secom Co., Ltd. ADR	25,000	543,500

Semiconductor Components-Integrated Circuits — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	18,511	1,050,869

Semiconductor Equipment — 1.1%
ASML Holding NV	900	331,227
Kulicke & Soffa Industries, Inc.	1,536	31,995
Lam Research Corp.	1,574	509,126
MKS Instruments, Inc.	840	95,122
Teradyne, Inc.	4,528	382,661
Tokyo Electron, Ltd. ADR	6,000	370,800

		1,720,931

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	235	41,005

Soap & Cleaning Preparation — 0.8%
Church & Dwight Co., Inc.	9,798	757,386
Reckitt Benckiser Group PLC ADR	25,065	463,577

		1,220,963

Telecom Services — 0.7%
BCE, Inc.	20,971	875,959
Telenor ASA ADR	19,000	275,880

		1,151,839

Telephone-Integrated — 0.3%
Verizon Communications, Inc.	10,110	557,364

Textile-Apparel — 0.4%
LVMH Moet Hennessy Louis Vuitton SE ADR	6,700	592,481

Tools-Hand Held — 0.2%
MSA Safety, Inc.	439	50,239
Snap-on, Inc.	1,844	255,413

		305,652

Toys — 0.9%
Hasbro, Inc.	9,896	741,705
Nintendo Co., Ltd. ADR	13,000	726,700

		1,468,405

Transport-Marine — 0.1%
Kirby Corp.†	2,240	119,974

Transport-Rail — 0.3%
Union Pacific Corp.	2,409	407,290

Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Services — 0.3%
Expeditors International of Washington, Inc.	5,485	$417,079

Water — 0.1%
Essential Utilities, Inc.	2,883	121,778

Web Portals/ISP — 0.7%
Alphabet, Inc., Class A†	810	1,148,620

Total Common Stocks (cost $73,319,308)		86,391,677

EXCHANGE-TRADED FUNDS — 5.0%
Invesco QQQ Trust ETF, Series 1	20,000	4,952,000
Vanguard Global ex-U.S. Real Estate ETF	65,500	3,056,230

Total Exchange-Traded Funds (cost $7,009,901)		8,008,230

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Banks-Super Regional — 0.1%
PNC Financial Services Group, Inc. 6.75% due 08/01/2021(1) (cost $249,128)	$250,000	248,125

ASSET BACKED SECURITIES — 3.4%
Diversified Financial Services — 3.4%
Ally Master Owner Trust Series 2018-1, Class A2 2.70% due 01/17/2023	250,000	252,245
American Express Credit Account Master Trust FRS Series 2019-4, Class A 0.42% (1 ML+0.24%) due 04/15/2024	316,000	316,441
Americredit Automobile Receivables Trust Series 2018-3, Class A2A 3.11% due 01/18/2022	1,517	1,519
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	200,000	205,647
Chase Issuance Trust FRS Series 2018-A1, Class A1 0.38% (1 ML+0.20%) due 04/17/2023	211,000	211,167
Citigroup Mtg. Loan Trust VRS Series 2015-PS1, Class B1 5.25% due 09/25/2042*(2)(3)	238,776	252,193
COMM Mtg. Trust VRS Series 2014-UBS3, Class C 4.90% due 06/10/2047(2)(4)	250,000	237,897
Commonbond Student Loan Trust Series 2019-AGS, Class A1 2.54% due 01/25/2047*	84,065	87,298
Commonbond Student Loan Trust Series 2018-CGS, Class A1 3.87% due 02/25/2046*	85,181	88,532
CSMC Trust VRS Series 2015-1, Class B2 3.95% due 01/25/2045*(2)(3)	82,271	83,886
Daimler Trucks Retail Trust Series 2019-1, Class A2 2.77% due 04/15/2021*	17,410	17,442

10

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*	$250,000	$252,897
GS Mtg. Securities Trust Series 2017-GS6, Class A1 1.95% due 05/10/2050(4)	179,663	180,641
GS Mtg. Securities Trust VRS Series 2013-GC12, Class C 4.18% due 06/10/2046(2)(4)	200,000	177,999
JPMorgan Mtg. Trust VRS Series 2016-4, Class A5 3.50% due 10/25/2046*(2)(3)	38,982	39,416
JPMorgan Mtg. Trust VRS Series 2016-4, Class A13 3.50% due 10/25/2046*(2)(3)	130,167	133,055
JPMorgan Mtg. Trust VRS Series 2017-4, Class A5 3.50% due 11/25/2048*(2)(3)	86,686	87,886
JPMorgan Mtg. Trust VRS Series 2017-3, Class B2 3.82% due 08/25/2047*(2)(3)	180,160	182,948
JPMorgan Mtg. Trust VRS Series 2018-8, Class A13 4.00% due 01/25/2049*(2)(3)	45,577	46,595
MMAF Equipment Finance LLC Series 2019-A, Class A2 2.84% due 01/10/2022*	59,661	60,126
MVW Owner Trust Series 2015-1A, Class A 2.52% due 12/20/2032*	47,414	46,999
Navient Private Education Refi Loan Trust Series 2019-FA, Class A1 2.18% due 08/15/2068*	137,285	137,912
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class B1A 4.50% due 11/25/2056*(2)(3)	86,501	95,815
New Residential Mtg. Loan Trust VRS Series 2015-2A, Class B3 5.53% due 08/25/2055*(2)(3)	74,018	78,949
PFS Financing Corp. Series 2018-F, Class A 3.52% due 10/15/2023*	250,000	257,625
PSMC Trust VRS Series 2018-4, Class A3 4.00% due 11/25/2048*(2)(3)	21,568	21,622
Sequoia Mtg. Trust VRS Series 2013-4, Class A3 1.55% due 04/25/2043(2)(3)	66,175	66,274
Sequoia Mtg. Trust VRS Series 2018-5, Class A4 3.50% due 05/25/2048*(2)(3)	98,546	99,911
Sequoia Mtg. Trust VRS Series 2018-5, Class A19 3.50% due 05/25/2048*(2)(3)	109,128	112,993
Sequoia Mtg. Trust VRS Series 2017-2, Class B2 3.63% due 02/25/2047*(2)(3)	91,844	90,746
Sequoia Mtg. Trust VRS Series 2013-2, Class B1 3.64% due 02/25/2043(2)(3)	69,677	71,033

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
SLM Private Credit Student Loan Trust FRS Series 2006-BW, Class A5 0.51% (3 ML+0.20%) due 12/15/2039	$97,269	$92,570
Towd Point Mtg. Trust VRS Series 2015-1, Class A4 4.25% due 10/25/2053*(2)	150,000	158,109
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	250,000	266,083
Verizon Owner Trust FRS Series 2018-A, Class A1B 0.43% (1 ML+0.24%) due 04/20/2023	160,000	160,026
Verizon Owner Trust Series 2020-A, Class A1A 1.85% due 07/22/2024	200,000	205,247
Verizon Owner Trust Series 2018-A, Class A1A 3.23% due 04/20/2023	60,000	61,321
Wells Fargo Mtg. Backed Securities Trust VRS Series 2019-4, Class A3 3.50% due 09/25/2049*(2)(3)	190,407	193,709
Westlake Automobile Receivables Trust Series 2020-2A, Class A2A 0.93% due 02/15/2024*	250,000	250,110
WFRBS Commercial Mtg. Trust VRS Series 2013-C14, Class D 4.11% due 06/15/2046*(2)(4)	140,000	63,298

Total Asset Backed Securities (cost $5,492,210)		5,446,182

U.S. CORPORATE BONDS & NOTES — 22.4%
Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	317,099

Airlines — 0.3%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	176,931	143,311
US Airways Pass Through Trust Pass-Through Certs. Series 2012-2, Class B 6.75% due 12/03/2022	325,012	262,507

		405,818

Apparel Manufacturers — 0.1%
Under Armour, Inc. Senior Notes 3.25% due 06/15/2026	250,000	220,675

Auto-Cars/Light Trucks — 0.2%
American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026	250,000	265,124

Auto/Truck Parts & Equipment-Original — 0.1%
Titan International, Inc. Senior Sec. Notes 6.50% due 11/30/2023	250,000	163,252

11

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial — 0.5%
Fifth Third Bank Senior Notes 2.25% due 02/01/2027	$250,000	$265,316
PNC Bank NA Senior Notes 3.10% due 10/25/2027	250,000	280,418
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	250,000	253,793

		799,527

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	500,000	522,649
State Street Corp. Sub. Notes 3.10% due 05/15/2023	250,000	268,696

		791,345

Banks-Super Regional — 0.8%
US Bancorp Sub. Notes 3.60% due 09/11/2024	500,000	556,613
Wells Fargo & Co. FRS Senior Notes 1.98% (3 ML+0.88%) due 07/22/2020	200,000	200,088
Wells Fargo & Co. Senior Notes 2.60% due 07/22/2020	250,000	250,305
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	250,000	277,469

		1,284,475

Brewery — 0.5%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	500,000	589,037
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	250,000	283,688

		872,725

Cable/Satellite TV — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	250,000	255,000
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	250,000	280,337
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	250,000	248,750
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	250,000	328,885

		1,112,972

Security Description	Principal Amount	Value (Note 2)
Cellular Telecom — 0.7%
Crown Castle Towers LLC Mtg. Notes 4.24% due 07/15/2048*	$250,000	$286,020
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	250,000	281,562
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*	250,000	271,305
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	250,000	256,875

		1,095,762

Chemicals-Diversified — 0.3%
Westlake Chemical Corp. Senior Notes 3.60% due 07/15/2022	218,000	225,669
Westlake Chemical Corp. Senior Notes 3.60% due 08/15/2026	250,000	264,504

		490,173

Computers — 0.3%
Apple, Inc. Senior Notes 1.13% due 05/11/2025	250,000	255,273
Apple, Inc. Senior Notes 3.20% due 05/11/2027	250,000	283,411

		538,684

Containers-Paper/Plastic — 0.5%
Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	500,000	516,250
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	295,625

		811,875

Diversified Banking Institutions — 2.3%
Bank of America Corp. FRS Senior Notes 2.30% (3 ML+1.16%) due 01/20/2023	250,000	252,285
Bank of America Corp. Senior Notes 2.88% due 04/24/2023	250,000	259,146
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	250,000	281,411
Citigroup, Inc. FRS Senior Notes 1.78% (3 ML+1.43%) due 09/01/2023	200,000	202,030
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	500,000	570,834

12

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. FRS Senior Notes 2.10% (3 ML+1.11%) due 04/26/2022	$250,000	$251,169
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	250,000	262,502
JPMorgan Chase & Co. Senior Notes 3.54% due 05/01/2028	250,000	279,022
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	250,000	276,084
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	250,000	252,830
Morgan Stanley FRS Senior Notes 2.51% (3 ML+1.40%) due 04/21/2021	250,000	252,180
Morgan Stanley Senior Notes 4.00% due 07/23/2025	250,000	283,462
Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	319,947

		3,742,902

E-Commerce/Products — 0.4%
Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047	500,000	650,444

Electric-Distribution — 0.4%
Entergy Louisiana LLC Collateral Trust Bonds 4.00% due 03/15/2033	500,000	614,036

Electric-Generation — 0.0%
Indiantown Cogeneration LP 1st Mtg. Notes 9.77% due 12/15/2020	12,456	12,606

Electric-Integrated — 1.8%
Alliant Energy Finance LLC Company Guar. Notes 3.75% due 06/15/2023*	131,000	140,522
Black Hills Corp. Senior Notes 4.20% due 09/15/2046	500,000	540,155
Black Hills Corp. Senior Notes 4.25% due 11/30/2023	250,000	272,214
PacifiCorp 1st Mtg. Notes 5.25% due 06/15/2035	500,000	688,939
PPL Electric Utilities Corp. 1st Mtg. Notes 3.95% due 06/01/2047	250,000	302,930
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,000,000	890,250

		2,835,010

Security Description	Principal Amount	Value (Note 2)
Electric-Transmission — 0.4%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	$500,000	$655,478

Electronic Components-Semiconductors — 0.1%
Micron Technology, Inc. Senior Notes 2.50% due 04/24/2023	100,000	103,926

Enterprise Software/Service — 0.3%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	250,000	254,273
Oracle Corp. Senior Notes 3.25% due 11/15/2027	250,000	281,447

		535,720

Finance-Investment Banker/Broker — 0.2%
Jefferies Group LLC Senior Notes 4.85% due 01/15/2027	250,000	275,341

Food-Misc./Diversified — 0.1%
Post Holdings, Inc. Company Guar. Notes 4.63% due 04/15/2030*	250,000	244,700

Gas-Distribution — 0.2%
NiSource, Inc. Senior Notes 6.25% due 12/15/2040	250,000	346,862

Hotels/Motels — 0.3%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	500,000	531,970

Insurance-Multi-line — 0.2%
Allstate Corp. FRS Senior Notes 0.94% (3 ML+0.63%) due 03/29/2023	250,000	249,359

Machinery-Farming — 0.2%
John Deere Capital Corp. Senior Notes 2.65% due 01/06/2022	250,000	258,273

Medical Instruments — 0.4%
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	500,000	653,282

Medical Products — 0.2%
Hologic, Inc. Company Guar. Notes 4.63% due 02/01/2028*	250,000	259,375

Medical-Biomedical/Gene — 0.4%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	200,000	207,094
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	207,143	214,891
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	250,000	278,275

		700,260

13

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs — 0.5%
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	$250,000	$262,271
Bristol-Myers Squibb Co. Senior Notes 3.45% due 11/15/2027*	500,000	576,131

		838,402

Medical-HMO — 0.2%
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	250,000	290,708

Medical-Hospitals — 0.2%
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	250,000	270,312

Multimedia — 0.2%
Walt Disney Co. Company Guar. Notes 1.75% due 01/13/2026	250,000	257,212

Non-Hazardous Waste Disposal — 0.6%
Advanced Disposal Services, Inc. Company Guar. Notes 5.63% due 11/15/2024*	250,000	259,375
Covanta Holding Corp. Senior Notes 6.00% due 01/01/2027	250,000	253,150
Republic Services, Inc. Senior Notes 5.25% due 11/15/2021	250,000	265,678
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	250,000	238,623

		1,016,826

Office Automation & Equipment — 0.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	500,000	543,645

Oil & Gas Drilling — 0.1%
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	500,000	230,000

Oil Companies-Exploration & Production — 0.3%
Cimarex Energy Co. Senior Notes 4.38% due 06/01/2024	250,000	263,719
W&T Offshore, Inc. Sec. Notes 9.75% due 11/01/2023*	250,000	156,500
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021†(5)(14)	250,000	48,125

		468,344

Oil Refining & Marketing — 0.3%
Phillips 66 FRS Company Guar. Notes 0.96% (3 ML+0.60%) due 02/26/2021	200,000	199,701

Security Description	Principal Amount	Value (Note 2)
Oil Refining & Marketing (continued)
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	$250,000	$265,035

		464,736

Paper & Related Products — 0.1%
Georgia-Pacific LLC Senior Notes 1.75% due 09/30/2025*	100,000	103,163

Pharmacy Services — 0.5%
CVS Health Corp. Senior Notes 2.63% due 08/15/2024	250,000	266,939
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	500,000	584,784

		851,723

Physical Therapy/Rehabilitation Centers — 0.3%
HealthSouth Corp. Company Guar. Notes 5.75% due 11/01/2024	437,000	437,000

Pipelines — 1.7%
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	250,000	235,575
Buckeye Partners LP Senior Notes 4.13% due 12/01/2027	250,000	238,125
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	250,000	304,743
El Paso Natural Gas Co. LLC Company Guar. Notes 7.50% due 11/15/2026	500,000	636,382
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	500,000	515,692
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	500,000	524,335
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	250,000	249,057

		2,703,909

Real Estate Investment Trusts — 1.5%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.38% due 08/15/2031	250,000	279,015
American Tower Corp. Senior Notes 2.40% due 03/15/2025	200,000	211,143
CBL & Associates LP Company Guar. Notes 5.95% due 12/15/2026†(13)(14)	500,000	143,750
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	250,000	263,838
Hospitality Properties Trust Senior Notes 4.65% due 03/15/2024	250,000	225,928

14

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	$250,000	$245,505
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026	250,000	267,476
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	500,000	520,793
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	255,882

		2,413,330

Retail-Automobile — 0.2%
Lithia Motors, Inc. Company Guar. Notes 4.63% due 12/15/2027*	250,000	247,500

Steel-Specialty — 0.5%
Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	750,000	767,812

Storage/Warehousing — 0.3%
Mobile Mini, Inc. Company Guar. Notes 5.88% due 07/01/2024	500,000	514,650

Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	297,251

Telecommunication Equipment — 0.1%
CommScope Technologies LLC Company Guar. Notes 5.00% due 03/15/2027*	250,000	225,175

Theaters — 0.0%
AMC Entertainment Holdings, Inc. Company Guar. Notes 6.13% due 05/15/2027	250,000	77,500

Transport-Truck — 0.2%
XPO Logistics, Inc. Company Guar. Notes 6.25% due 05/01/2025*	250,000	261,875

Vitamins & Nutrition Products — 0.3%
HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*	500,000	502,500

Web Hosting/Design — 0.2%
VeriSign, Inc. Senior Notes 5.25% due 04/01/2025	250,000	276,875

Total U.S. Corporate Bonds & Notes (cost $34,289,766)		35,899,498

FOREIGN CORPORATE BONDS & NOTES — 1.2%
Agricultural Chemicals — 0.1%
OCI NV Senior Sec. Notes 6.63% due 04/15/2023*	250,000	251,250

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial — 0.2%
ING Groep NV Senior Notes 3.15% due 03/29/2022	$250,000	$259,902

Cellular Telecom — 0.2%
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	250,000	273,029

Diversified Banking Institutions — 0.2%
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*	250,000	261,484

Electric-Generation — 0.1%
TransAlta Corp. Senior Notes 4.50% due 11/15/2022	250,000	252,543

Oil & Gas Drilling — 0.0%
Valaris PLC Senior Notes 4.75% due 01/15/2024	250,000	27,500

Oil Companies-Integrated — 0.4%
Suncor Energy, Inc. Senior Notes 2.80% due 05/15/2023	75,000	78,332
Suncor Energy, Inc. Senior Notes 4.00% due 11/15/2047	500,000	519,316

		597,648

Total Foreign Corporate Bonds & Notes (cost $2,067,397)		1,923,356

U.S. GOVERNMENT AGENCIES — 9.8%
Federal Home Loan Mtg. Corp. — 2.5%
1.50% due 02/12/2025	200,000	209,562
2.50% due 05/01/2050	247,847	258,600
3.00% due 01/01/2031	72,911	78,030
3.00% due 01/01/2033	55,346	59,374
3.00% due 04/01/2035	37,191	39,642
3.00% due 10/01/2042	236,801	255,684
3.00% due 05/01/2043	93,280	101,296
3.00% due 07/01/2045	120,262	130,026
3.50% due 07/01/2042	87,605	95,293
3.50% due 10/01/2042	84,322	92,237
3.50% due 08/01/2043	144,694	158,903
3.50% due 02/01/2044	125,935	136,037
3.50% due 07/01/2046	61,385	67,744
4.00% due 10/01/2045	143,378	160,705
4.00% due 08/01/2047	153,319	172,713
4.00% due 01/01/2048	101,066	114,187
4.00% due 06/01/2048	153,549	170,061
4.00% due 07/01/2049	84,509	93,580
4.50% due 11/01/2043	76,109	87,583
5.00% due 01/01/2034	36,116	41,426
5.00% due 04/01/2035	31,873	36,597
5.00% due 03/01/2048	72,304	83,836
6.00% due 05/01/2031	8,139	9,437
6.00% due 09/01/2032	1,885	2,099
7.50% due 12/01/2030	9,603	10,037
7.50% due 01/01/2031	9,343	10,227
7.50% due 02/01/2031	885	1,003

15

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K020, Class A2 2.37% due 05/25/2022(4)	$90,000	$92,625
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K031, Class A2 3.30% due 04/25/2023(2)(4)	100,000	106,978
Series K035, Class A2 3.46% due 08/25/2023(2)(4)	160,000	172,907
Series K036, Class A2 3.53% due 10/25/2023(2)(4)	70,000	76,119
Federal Home Loan Mtg. Corp. REMIC
Series 4127, Class EJ 2.50% due 11/15/2032(3)	76,225	80,695
Series 4033, Class ED 2.50% due 10/15/2036(3)	70,899	72,107
Series 4097, Class HI 3.00% due 08/15/2027(3)(7)	411,924	24,031
Series 4579, Class BA 3.00% due 01/15/2043(3)	74,198	77,012
Series 4343, Class DI 3.50% due 08/15/2040(3)(7)	180,739	10,278
Series 4786, Class DH 3.50% due 07/15/2042(3)	50,000	50,886
Series 4121, Class UI 3.50% due 10/15/2042(3)(7)	322,104	41,938
Series 4650, Class CA 3.50% due 05/15/2043(3)	26,426	27,266
Series 4673, Class NT 3.50% due 09/15/2043(3)	120,000	123,687
Series 3924, Class LB 4.00% due 05/15/2039(3)	200,000	208,211
Series 4135, Class DI 4.00% due 11/15/2042(3)(7)	141,747	17,454
Series 4808, Class DL 4.00% due 11/15/2045(3)	30,000	33,485
Federal Home Loan Mtg. Corp. REMIC FRS Series 3994, Class SH 6.42% (6.60%—1 ML) due 06/15/2041(3)(7)(8)	761,023	108,164
Federal Home Loan Mtg. Corp. STRIPS Series 2012-276, Class 40 4.00% due 09/15/2042(3)	62,137	71,569

		4,071,331

Federal National Mtg. Assoc. — 5.3%
1.75% due 07/02/2024	400,000	422,295
2.00% due 02/01/2032	92,907	96,599
2.50% due 06/01/2027	77,316	82,042
2.50% due 08/01/2028	90,305	96,213
2.50% due 03/01/2030	62,933	67,056
2.50% due 04/01/2050	171,814	179,269
3.00% due 04/01/2027	23,756	25,116
3.00% due 05/01/2029	34,492	36,801
3.00% due 03/01/2030	74,206	79,366
3.00% due 08/01/2031	103,844	111,576
3.00% due 12/01/2034	132,260	139,029
3.00% due 10/01/2036	83,310	89,294

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
3.00% due 10/01/2042	$87,837	$95,526
3.00% due 11/01/2042	142,872	155,379
3.00% due 12/01/2042	207,696	225,694
3.00% due 02/01/2043	80,007	87,261
3.00% due 04/01/2043	117,698	124,602
3.00% due 06/01/2043	141,777	154,196
3.00% due 08/01/2043	111,148	120,837
3.00% due 07/01/2046	169,548	181,233
3.00% due 12/01/2046	72,245	77,224
3.00% due 10/01/2049	152,170	160,376
3.00% due 12/01/2049	118,924	125,337
3.00% due 01/01/2050	179,480	189,220
3.00% due 02/01/2050	147,017	154,988
3.50% due 08/01/2031	50,313	54,332
3.50% due 02/01/2033	97,496	105,260
3.50% due 01/01/2036	111,597	119,388
3.50% due 06/01/2039	50,660	54,016
3.50% due 09/01/2042	90,712	99,584
3.50% due 11/01/2042	116,816	128,240
3.50% due 02/01/2043	42,486	47,188
3.50% due 05/01/2043	104,337	115,887
3.50% due 09/01/2044	61,958	68,744
3.50% due 11/01/2044	103,268	114,643
3.50% due 03/01/2045	100,782	110,164
3.50% due 06/01/2045	50,770	56,362
3.50% due 09/01/2045	55,188	60,560
3.50% due 11/01/2045	115,848	127,796
3.50% due 03/01/2046	79,281	88,023
3.50% due 04/01/2046	122,399	135,896
3.50% due 03/01/2047	125,059	138,760
3.50% due 10/01/2047	139,657	151,551
4.00% due 09/01/2038	35,067	37,519
4.00% due 09/01/2040	106,558	117,577
4.00% due 08/01/2043	126,378	142,942
4.00% due 08/01/2044	93,344	105,564
4.00% due 10/01/2044	125,224	139,789
4.00% due 12/01/2044	76,337	86,332
4.00% due 05/01/2046	139,250	156,188
4.00% due 07/01/2046	63,260	71,532
4.00% due 08/01/2046	120,016	132,718
4.00% due 07/01/2047	72,377	81,817
4.00% due 10/01/2047	75,423	84,484
4.00% due 12/01/2047	76,555	86,542
4.00% due 02/01/2048	77,670	86,934
4.50% due 03/01/2041	131,898	146,820
4.50% due 09/01/2043	251,536	289,342
4.50% due 12/01/2044	118,196	135,951
4.50% due 11/01/2045	135,017	153,249
4.50% due 08/01/2048	116,324	131,923
4.50% due 09/01/2048	162,043	186,122
5.00% due 02/01/2040	90,884	104,712
5.00% due 07/01/2041	113,508	131,920
5.00% due 02/01/2044	110,004	127,668
6.00% due 05/01/2031	3,478	4,029
6.50% due 09/01/2024	4,525	5,034
6.50% due 09/01/2025	1,392	1,548
6.50% due 11/01/2025	2,411	2,681
6.50% due 05/01/2026	6,160	6,852
6.50% due 11/01/2027	119	133
6.50% due 01/01/2032	2,810	3,125
7.00% due 05/01/2029	2,991	3,411
7.00% due 09/01/2029	4,298	4,368

16

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
7.00% due 01/01/2031	$1,682	$1,811
7.50% due 01/01/2031	4,720	5,137
Federal National Mtg. Assoc. REMIC
Series 2013-2, Class BI 2.50% due 02/25/2028(3)(7)	241,884	13,080
Series 2017-54, Class IO 3.00% due 07/25/2032(3)(7)	249,541	20,693
Series 2016-62, Class IA 3.00% due 10/25/2040(3)(7)	273,443	13,456
Series 2016-92, Class A 3.00% due 04/25/2042(3)	64,026	65,895
Series 2016-100, Class DA 3.00% due 02/25/2043(3)	48,563	50,312
Series 2018-12, Class P 3.00% due 03/25/2046(3)	22,724	23,603
Federal National Mtg. Assoc. REMIC VRS Series 2015-38, Class AS 3.09% due 06/25/2045(2)(3)(7)	187,351	10,326
Federal National Mtg. Assoc. REMIC
Series 2016-4, Class LI 3.50% due 02/25/2036(3)(7)	323,825	34,814
Series 2015-20, Class EH 3.50% due 11/25/2042(3)	200,000	217,321
Series 2017-66, Class C 3.50% due 08/25/2045(3)	60,000	66,373
Series 2015-18, Class IA 4.50% due 04/25/2045(3)(7)	260,751	44,358
Series 2002-16, Class TM 7.00% due 04/25/2032(3)	53,004	62,718

		8,451,646

Government National Mtg. Assoc. — 2.0%
3.00% due 02/15/2043	126,258	136,107
3.00% due 07/20/2045	226,745	242,143
3.00% due 07/20/2046	66,079	70,306
3.00% due 08/20/2046	142,359	151,501
3.00% due 09/20/2046	172,532	183,462
3.00% due 12/20/2046	87,190	92,646
3.00% due 02/20/2047	103,738	110,183
3.00% due 08/20/2047	72,542	77,033
3.50% due 09/15/2042	97,467	104,163
3.50% due 05/15/2043	52,487	56,679
3.50% due 09/20/2045	105,180	113,840
3.50% due 06/20/2046	126,313	136,043
3.50% due 04/20/2047	131,350	140,172
3.50% due 05/20/2047	78,589	84,947
3.50% due 11/20/2047	81,331	87,070
3.50% due 02/20/2048	147,954	157,344
4.00% due 10/20/2044	107,534	117,349
4.00% due 07/20/2047	69,805	74,993
4.00% due 01/20/2048	226,900	248,939
4.50% due 05/15/2039	31,416	35,055
5.50% due 07/20/2033	55,348	63,755
6.00% due 07/20/2033	38,553	44,289
6.50% due 12/15/2023	4,834	5,321
6.50% due 03/20/2027	366	367
6.50% due 04/20/2027	5,290	5,555
7.00% due 12/15/2022	950	954
7.00% due 12/15/2023	809	859
7.00% due 04/15/2028	7,476	7,674
7.50% due 09/15/2030	3,556	3,695
7.50% due 01/15/2031	4,861	5,290

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
Government National Mtg. Assoc. REMIC VRS
Series 2013-101, Class IO 0.50% due 10/16/2054(2)(4)(7)	$1,730,718	$33,500
Series 2013-57, Class IO 0.60% due 06/16/2054(2)(4)(7)	1,788,153	33,585
Series 2014-135, Class IO 0.71% due 01/16/2056(2)(4)(7)	489,220	18,189
Series 2013-40, Class IO 0.74% due 06/16/2054(2)(4)(7)	894,054	28,909
Series 2013-30, Class IO 0.77% due 09/16/2053(2)(4)(7)	1,151,737	38,449
Series 2012-139, Class IO 0.83% due 02/16/2053(2)(4)(7)	2,947,630	106,235
Series 2018-25, Class IO 0.90% due 06/16/2045(2)(4)(7)	991,819	42,043
Government National Mtg. Assoc. REMIC
Series 2017-51, Class AH 2.60% due 05/16/2059(4)	89,752	94,222
Series 2017-190, Class AD 2.60% due 03/16/2060(4)	89,030	93,414
Series 2018-155, Class LM 3.50% due 11/20/2045(3)	70,000	74,144
Series 2017-87, Class IO 4.00% due 01/20/2046(3)(7)	135,728	11,104
Government National Mtg. Assoc. REMIC FRS
Series 2013-110, Class SA 5.90% (6.10%-1 ML) due 07/16/2043(3)(7)(8)	262,006	53,037

		3,184,565

Total U.S. Government Agencies (cost $15,397,586)		15,707,542

U.S. GOVERNMENT TREASURIES — 0.5%
United States Treasury Bonds — 0.4%
2.25% due 08/15/2046	250,000	296,514
3.00% due 11/15/2044	250,000	334,707

		631,221

United States Treasury Notes — 0.1%
1.63% due 08/31/2022	50,000	51,570
2.13% due 12/31/2022	80,000	83,897
3.13% due 05/15/2021	100,000	102,555

		238,022

Total U.S. Government Treasuries (cost $758,975)		869,243

LOANS(9)(10)(11) — 0.4%
Computer Software — 0.3%
Ivanti Software, Inc. FRS 2nd Lien 10.00% (3 ML + 9.00%) due 01/23/2025	500,000	438,750

Pipelines — 0.1%
BCP Renaissance Parent LLC FRS BTL-B 4.50% (3 ML + 3.50%) due 11/01/2024	244,976	204,555

Total Loans (cost $739,661)		643,305

17

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
ESCROWS AND LITIGATION TRUSTS — 0.0%
GenON Energy, Inc. Escrow Security 9.88 due 10/15/2020†(6)	$500,000	$0
Washington Mutual Bank Escrow Security 5.50% due 01/15/2013†(6)	125,000	0

Total Escrow and Litigation Trusts (cost $125,000)		0

Rights — 0.0%
Cellular Telecom — 0.0%
T-Mobile US, Inc.† Expires 07/27/2020 (strike price $103.00) (cost $3,587)	9,695	1,629

Total Long-Term Investment Securities (cost $139,452,519)		155,138,787

SHORT-TERM INVESTMENT SECURITIES — 0.6%
U.S. Government Treasuries — 0.6%
United States Treasury Bills 0.11% due 07/30/2020 (cost $949,918)	$950,000	949,901

REPURCHASE AGREEMENTS — 2.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 06/30/2020, to be repurchased 07/01/2020 in the amount of $3,657,000 and collateralized by $3,565,200 of United States Treasury Notes, bearing interest at 1.25%, due 08/31/2024 and having an approximate value of $3,730,240 (cost $3,657,000)	3,657,000	3,657,000

TOTAL INVESTMENTS (cost $144,059,437)(12)	99.5%	159,745,688
Other assets less liabilities	0.5	800,770

NET ASSETS	100.0%	$160,546,458

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2020, the aggregate value of these securities was $8,807,027 representing 5.5% of net assets.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Collateralized Mortgage Obligation
(4)	Commercial Mortgage Backed Security
(5)	Company has filed for bankruptcy protection.
(6)	Securities classified as Level 3 (see Note 2).
(7)	Interest Only
(8)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at June 30, 2020.
(9)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(10)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(11)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(12)	See Note 6 for cost of investments on a tax basis.
(13)	Company has entered into a forbearance agreement under which consenting lenders extended the date by which specified payments otherwise would be due and payable to a subsequent date, subject to certain conditions.
(14)	Security in default of interest

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate trading of registered interest and principal of securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2020 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

18

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$86,186,986	$204,691	**	$—	$86,391,677
Exchange-Traded Funds	8,008,230	—		—	8,008,230
Preferred Securities/Capital Securities	—	248,125		—	248,125
Asset Backed Securities	—	5,446,182		—	5,446,182
U.S. Corporate Bonds & Notes	—	35,899,498		—	35,899,498
Foreign Corporate Bonds & Notes	—	1,923,356		—	1,923,356
U.S. Government Agencies	—	15,707,542		—	15,707,542
U.S. Government Treasuries	—	869,243		—	869,243
Loans	—	643,305		—	643,305
Escrows and Litigation Trusts	—	—		0	0
Rights	1,629	—		—	1,629
Short-Term Investment Securities	—	949,901		—	949,901
Repurchase Agreements	—	3,657,000		—	3,657,000

Total Investments at Value	$94,196,845	$65,548,843		$0	$159,745,688

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

19

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO PROFILE — June 30, 2020 — (unaudited)

Industry Allocation*

E-Commerce/Products	9.3%
Computers	8.3
Electronic Components-Semiconductors	7.5
Internet Content-Entertainment	7.1
Commercial Services-Finance	6.7
Enterprise Software/Service	5.1
E-Commerce/Services	4.6
Medical-Biomedical/Gene	4.5
Diagnostic Equipment	3.2
Computer Software	3.1
Repurchase Agreements	2.3
Drug Delivery Systems	2.1
Retail-Building Products	2.1
Healthcare Safety Devices	2.1
Internet Content-Information/News	2.0
Commercial Services	2.0
Brewery	1.9
Exchange-Traded Funds	1.9
Medical Instruments	1.9
Beverages-Non-alcoholic	1.9
Medical Products	1.8
Patient Monitoring Equipment	1.8
Medical-Drugs	1.5
Athletic Equipment	1.4
Retail-Major Department Stores	1.3
Applications Software	1.3
Private Equity	1.0
Resorts/Theme Parks	1.0
Diversified Manufacturing Operations	1.0
Recreational Vehicles	1.0
Internet Gambling	0.9
Distribution/Wholesale	0.9
Auto-Cars/Light Trucks	0.9
Web Hosting/Design	0.9
Multimedia	0.9
Food-Catering	0.9
Electronic Measurement Instruments	0.8
Veterinary Diagnostics	0.8
Data Processing/Management	0.8
Computer Services	0.7
Schools	0.6
Communications Software	0.5
Entertainment Software	0.4
Building-Mobile Home/Manufactured Housing	0.3
Dental Supplies & Equipment	0.3
Theaters	0.2

103.5%

*	Calculated as a percentage of net assets

20

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.8%
Applications Software — 1.2%
ServiceNow, Inc.†	45,969	$18,620,203

Athletic Equipment — 1.4%
Peloton Interactive, Inc., Class A†	383,851	22,175,072

Auto-Cars/Light Trucks — 0.9%
Tesla, Inc.†	12,989	14,025,652

Beverages-Non-alcoholic — 1.9%
Monster Beverage Corp.†	423,711	29,371,647

Brewery — 1.9%
Constellation Brands, Inc., Class A	172,402	30,161,730

Building-Mobile Home/Manufactured Housing — 0.3%
Thor Industries, Inc.	50,063	5,333,211

Commercial Services — 2.0%
CoStar Group, Inc.†	42,599	30,273,831

Commercial Services-Finance — 6.7%
PayPal Holdings, Inc.†	289,847	50,500,043
Square, Inc., Class A†	514,889	54,032,452

		104,532,495

Communications Software — 0.5%
RingCentral, Inc., Class A†	27,469	7,828,940

Computer Services — 0.7%
Leidos Holdings, Inc.	110,789	10,377,606

Computer Software — 3.1%
Splunk, Inc.†	238,703	47,430,286

Computers — 8.3%
Apple, Inc.	351,908	128,376,038

Data Processing/Management — 0.8%
Fair Isaac Corp.†	28,836	12,054,601

Dental Supplies & Equipment — 0.3%
Align Technology, Inc.†	18,400	5,049,696

Diagnostic Equipment — 3.2%
Danaher Corp.	134,455	23,775,678
Thermo Fisher Scientific, Inc.	72,868	26,402,991

		50,178,669

Distribution/Wholesale — 0.9%
Copart, Inc.†	170,775	14,220,434

Diversified Manufacturing Operations — 1.0%
Trane Technologies PLC	169,030	15,040,289

Drug Delivery Systems — 2.1%
DexCom, Inc.†	81,878	33,193,341

E-Commerce/Products — 9.1%
Amazon.com, Inc.†	51,321	141,585,401

E-Commerce/Services — 4.4%
Booking Holdings, Inc.†	17,351	27,628,691
Match Group, Inc.†	252,649	27,046,075
Uber Technologies, Inc.†	419,458	13,036,755

		67,711,521

Electronic Components-Semiconductors — 7.5%
Advanced Micro Devices, Inc.†	605,579	31,859,511
Marvell Technology Group, Ltd.	661,748	23,200,885
NVIDIA Corp.	159,631	60,645,413

		115,705,809

Security Description	Shares	Value (Note 2)
Electronic Measurement Instruments — 0.8%
Fortive Corp.	185,830	$12,573,258

Enterprise Software/Service — 5.1%
Guidewire Software, Inc.†	233,558	25,889,905
Paycom Software, Inc.†	9,233	2,859,737
Workday, Inc., Class A†	270,178	50,620,550

		79,370,192

Entertainment Software — 0.4%
Activision Blizzard, Inc.	76,889	5,835,875

Food-Catering — 0.9%
Aramark	583,411	13,167,586

Healthcare Safety Devices — 2.1%
Tandem Diabetes Care, Inc.†	321,317	31,784,678

Internet Content-Entertainment — 7.1%
Facebook, Inc., Class A†	162,625	36,927,259
Netflix, Inc.†	125,415	57,068,842
Snap, Inc., Class A†	689,219	16,189,754

		110,185,855

Internet Content-Information/News — 2.0%
Spotify Technology SA†	118,096	30,491,206

Internet Gambling — 0.9%
DraftKings, Inc., Class A†	7,558	251,379
DraftKings, Inc., Class A Lock-up Shares†(1)	444,660	14,335,580

		14,586,959

Medical Instruments — 1.9%
Intuitive Surgical, Inc.†	51,595	29,400,379

Medical Products — 1.8%
ABIOMED, Inc.†	75,628	18,268,700
Novocure, Ltd.†	168,148	9,971,176

		28,239,876

Medical-Biomedical/Gene — 4.5%
Argenx SE ADR†	46,563	10,487,384
Ascendis Pharma A/S ADR†	47,444	7,016,968
Biogen, Inc.†	29,154	7,800,153
Exact Sciences Corp.†	372,208	32,359,764
Livongo Health, Inc.†	155,680	11,705,579

		69,369,848

Medical-Drugs — 1.5%
Galapagos NV†	82,779	16,280,030
Galapagos NV ADR†	9,917	1,956,525
Reata Pharmaceuticals, Inc., Class A†	34,655	5,406,873

		23,643,428

Multimedia — 0.9%
Walt Disney Co.	118,793	13,246,607

Patient Monitoring Equipment — 1.8%
Insulet Corp.†	144,755	28,120,106

Private Equity — 1.0%
Blackstone Group, Inc., Class A	277,000	15,694,820

Recreational Vehicles — 1.0%
Polaris, Inc.	161,407	14,938,218

Resort/Theme Parks — 1.0%
Vail Resorts, Inc.	84,198	15,336,666

21

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Retail-Building Products — 2.1%
Lowe’s Cos., Inc.	244,485	$33,034,813

Retail-Major Department Stores — 1.3%
TJX Cos., Inc.	410,367	20,748,156

Schools — 0.6%
2U, Inc.†	251,804	9,558,480

Theaters — 0.2%
Live Nation Entertainment, Inc.†	69,449	3,078,674

Veterinary Diagnostics — 0.8%
Elanco Animal Health, Inc.†	579,635	12,433,171

Web Hosting/Design — 0.9%
GoDaddy, Inc., Class A†	187,073	13,718,063

Total Common Stocks (cost $1,141,887,485)		1,531,803,386

CONVERTIBLE PREFERRED SECURITIES — 0.5%
Advertising Services — 0.0%
Nanigans, Inc., Series B†(1)(2)	126,818	77,359

Applications Software — 0.1%
Magic Leap, Inc., Series C†(1)(2)	93,690	755,451

E-Commerce/Products — 0.2%
One Kings Lane Inc., Escrow†(2)	291,563	46,650
The Honest Co., Inc., Series C†(1)(2)	97,634	3,412,308

		3,458,958

E-Commerce/Services — 0.2%
Airbnb, Inc., Series E†(1)(2)	46,491	3,464,974

Total Convertible Preferred Securities (cost $10,585,279)		7,756,742

EXCHANGE-TRADED FUNDS — 1.9%
iShares Russell 1000 Growth ETF (cost $29,164,414)	154,498	29,655,891

WARRANTS — 0.0%
Internet Gambling — 0.0%
Draftkings, Inc., Class A†(1) Expires 04/25/2025 (cost $0)	3,118	46,242

Total Long-Term Investment Securities (cost $1,181,637,178)		1,569,262,261

REPURCHASE AGREEMENTS — 2.3%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$7,615,000	7,615,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	6,345,000	6,345,000
BNP Paribas SA Joint Repurchase Agreement(3)	5,555,000	5,555,000
Deutsche Bank AG Joint Repurchase Agreement(3)	8,325,000	8,325,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	8,250,000	8,250,000

Total Repurchase Agreements (cost $36,090,000)		36,090,000

TOTAL INVESTMENTS (cost $1,217,727,178)(4)	103.5%	1,605,352,261
Liabilities in excess of other assets	(3.5)	(54,372,472)

NET ASSETS	100.0%	$1,550,979,789

†	Non-income producing security
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2020, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
DraftKings, Inc., Class A Lock-up Shares	04/27/2020	439,917	$4,687,093
	05/27/2020	4,743	0

		444,660	4,687,093	$14,335,580	$32.24	0.92%

Convertible Preferred Securities
Airbnb, Inc., Series E	06/24/2015	46,491	4,328,052	3,464,974	74.53	0.22
The Honest Co., Inc., Series C	08/20/2014	97,634	2,641,712	3,412,308	34.95	0.22
Magic Leap, Inc., Series C	12/28/2015	93,690	2,157,962	755,451	8.06	0.05
Nanigans, Inc., Series B	03/16/2015	126,818	1,384,662	77,359	0.61	0.01
Warrants
DraftKings, Inc., Class A	04/27/2020	3,118	0	46,242	14.83	0.00

				$22,091,914		1.42%

(2)	Securities classified as Level 3 (see Note 2).
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

22

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$1,517,467,806	$14,335,580	$—	$1,531,803,386
Convertible Preferred Securities	—	—	7,756,742	7,756,742
Exchange-Traded Funds	29,655,891	—	—	29,655,891
Warrants	—	46,242	—	46,242
Repurchase Agreements	—	36,090,000	—	36,090,000

Total Investments at Value	$1,547,123,697	$50,471,822	$7,756,742	$1,605,352,261

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 12/31/2019	$4,922,424	$11,276,400
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	1,932,898	—
Realized Loss	—	—
Change in unrealized appreciation(1)	10,192,043	196,244
Change in unrealized depreciation(1)	—	(3,715,902)
Net Purchases	—	—
Net Sales	(2,665,543)	—
Transfers into Level 3	—	—
Transfers out of Level 3(2)	(14,381,822)	—

Balance as of 06/30/2020	$—	$7,756,742

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2020 includes:

Common Stocks	Convertible Preferred Securities
$—	$(3,519,658)

(2)	Common Stocks were converted to Common Stocks and Warrants upon the Company’s public listing. Securities are now valued using Level 2 inputs.

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at June 30, 2020.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the portfolio.

See Notes to Financial Statements

23

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited)

Industry Allocation*

United States Treasury Notes	22.6%
United States Treasury Bonds	9.7
Federal Home Loan Mtg. Corp.	9.0
Federal National Mtg. Assoc.	9.0
Repurchase Agreements	8.8
Diversified Financial Services	6.8
Uniform Mtg. Backed Securities	6.7
Diversified Banking Institutions	5.5
Banks-Commercial	4.8
Government National Mtg. Assoc.	2.6
Electric-Integrated	2.5
Municipal Bonds & Notes	2.5
Sovereign	1.2
Medical-Hospitals	1.1
Banks-Super Regional	0.9
Oil Companies-Integrated	0.8
Gas-Distribution	0.7
Real Estate Investment Trusts	0.7
Cable/Satellite TV	0.7
Insurance-Life/Health	0.6
Insurance-Multi-line	0.6
Brewery	0.6
Medical-Drugs	0.5
Multimedia	0.5
E-Commerce/Products	0.5
Computer Services	0.5
U.S. Government Treasuries	0.5
Insurance-Mutual	0.5
Electric-Distribution	0.4
Medical Labs & Testing Services	0.3
Banks-Fiduciary	0.2
Internet Content-Information/News	0.2
Cellular Telecom	0.2
Medical-HMO	0.2
Tobacco	0.2
Schools	0.2
Computers	0.2
Telephone-Integrated	0.2
Rental Auto/Equipment	0.2
Auto-Cars/Light Trucks	0.2
Apparel Manufacturers	0.2
Diversified Manufacturing Operations	0.2
Resolution Funding Corp	0.2
Retail-Major Department Stores	0.1
Finance-Credit Card	0.1
Water	0.1
Building Societies	0.1
Beverages-Non-alcoholic	0.1
Beverages-Wine/Spirits	0.1
Special Purpose Entities	0.1

105.4%

Credit Quality†#

Aaa	65.8%
Aa	6.5
A	17.5
Baa	4.1
Not Rated@	6.1

100.0%

†	Source: Moody’s
#	Calculated as a percentage of total debt issues
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
*	Calculated as a percentage of net assets

24

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 6.8%
Diversified Financial Services — 6.8%
Aaset Trust Series 2019-1, Class A 3.84% due 05/15/2039*	$798,274	$721,247
Ajax Mtg. Loan Trust VRS Series 2017-B, Class A 3.16% due 09/25/2056*(1)	3,706,555	3,682,883
Angel Oak Mtg. Trust I LLC VRS Series 2019-6, Class A1 2.62% due 11/25/2059*(1)(2)	1,155,108	1,163,503
Angel Oak Mtg. Trust I LLC VRS Series 2017-3, Class A1 2.71% due 11/25/2047*(1)(2)	199,442	199,305
Angel Oak Mtg. Trust I LLC VRS Series 2019-4, Class A1 2.99% due 07/26/2049*(1)(2)	1,224,176	1,234,230
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(1)(2)	1,065,231	1,091,410
Angel Oak Mtg. Trust I LLC VRS Series 2018-3, Class A1 3.65% due 09/25/2048*(1)(2)	2,147,497	2,188,953
ARI Fleet Lease Trust Series 2018-A, Class A2 2.55% due 10/15/2026*	288,961	289,801
ARI Fleet Lease Trust Series 2018-B, Class A2 3.22% due 08/16/2027*	902,700	913,425
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(1)	1,639,958	1,693,034
Benefit Street Partners, Ltd. FRS Series 2016-9A, Class AR 2.25% (3 ML+1.11%) due 07/20/2031*(3)	795,000	773,363
Canadian Pacer Auto Receivables Trust Series 2018-2A, Class A2A 3.00% due 06/21/2021*	43,907	43,954
Canadian Pacer Auto Receivables Trust Series 2018-2A, Class A3 3.27% due 12/19/2022*	230,000	234,271
Castlelake Aircraft Structured Trust Series 2019-1A, Class A 3.97% due 04/15/2039*	1,087,690	951,444
Chesapeake Funding II LLC Series 2017-2A, Class A1 1.99% due 05/15/2029*	571,667	574,180
Chesapeake Funding II LLC Series 2017-4A, Class A1 2.12% due 11/15/2029*	1,723,534	1,735,417
Chesapeake Funding II LLC Series 2018-2A, Class A1 3.23% due 08/15/2030*	1,138,248	1,159,379
Cloud Pass-Through Trust VRS Series 2019-1A, Class CLOU 3.55% due 12/05/2022*(1)	922,565	937,128
COLT Mtg. Loan Trust VRS Series 2020-1, Class A1 2.49% due 02/25/2050*(1)(2)	2,009,213	2,030,857
COLT Mtg. Loan Trust VRS Series 2019-2, Class A1 3.34% due 05/25/2049*(1)(2)	390,565	395,182

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
COLT Mtg. Loan Trust VRS Series 2018-3, Class A1 3.69% due 10/26/2048*(1)(2)	$421,947	$429,768
COLT Mtg. Loan Trust VRS Series 2018-4, Class A1 4.01% due 12/28/2048*(1)(2)	266,719	270,980
Columbia Cent, Ltd. FRS Series 2018-27A, Class A1 2.14% (3 ML+1.15%) due 10/25/2028*(3)	1,820,000	1,795,436
COMM Mtg. Trust Series 2012-CR2, Class A4 3.15% due 08/15/2045(4)	1,020,000	1,048,676
Daimler Trucks Retail Trust Series 2019-1, Class A2 2.77% due 04/15/2021*	221,972	222,381
Deephaven Residential Mtg. Trust VRS Series 2017-3A, Class A1 2.58% due 10/25/2047*(1)(2)	253,058	255,545
Deephaven Residential Mtg. Trust VRS Series 2018-1A, Class A1 2.98% due 12/25/2057*(1)(2)	513,441	518,380
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(1)(2)	418,727	420,239
Enterprise Fleet Financing LLC Series 2019-3, Class A2 2.06% due 05/20/2025*	1,535,000	1,557,601
Enterprise Fleet Financing LLC Series 2017-3, Class A2 2.13% due 05/22/2023*	273,638	274,402
Enterprise Fleet Financing LLC Series 2018-1, Class A2 2.87% due 10/20/2023*	658,024	662,409
Enterprise Fleet Financing LLC Series 2018-3, Class A2 3.38% due 05/20/2024*	1,444,038	1,470,754
Exeter Automobile Receivables Trust Series 2019-4A, Class A 2.18% due 01/17/2023*	782,946	786,276
First Investors Auto Owner Trust Series 2017-3A, Class A2 2.41% due 12/15/2022*	323,982	324,528
Ford Credit Floorplan Master Owner Trust Series 2019-4, Class A 2.44% due 09/15/2026	1,525,000	1,538,679
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3 2.60% due 06/15/2021*	485,484	487,472
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A4 2.83% due 06/17/2024*	820,000	827,734
Hertz Fleet Lease Funding LP Series 2019-1, Class A2 2.70% due 01/10/2033*	2,967,030	2,984,111
Horizon Aircraft Finance, Ltd. Series 2019-2, Class A 3.43% due 11/15/2039*	785,893	679,521
Horizon Aircraft Finance, Ltd. Series 2019-1, Class A 3.72% due 07/15/2039*	453,643	399,035

25

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
MACH 1, Ltd. Series 2019-1, Class A 3.47% due 10/15/2039*	$530,833	$438,437
Madison Park Funding, Ltd. FRS Series 2018-30A, Class A 1.97% (3 ML+0.75%) due 04/15/2029*(3)	8,000,000	7,777,672
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 2.20% (3 ML+1.16%) due 07/23/2029*(3)	4,300,000	4,222,583
Magnetite, Ltd. FRS Series 2016-18A, Class AR 1.47% (3 ML+1.08%) due 11/15/2028*(3)	2,878,000	2,833,480
Magnetite, Ltd. FRS Series 2012-7A, Class A1R2 2.02% (3 ML+0.80%) due 01/15/2028*(3)	5,535,000	5,424,366
Master Credit Card Trust FRS Series 2017-3, Class A 0.68% (1 ML+0.49%) due 07/21/2024*	4,730,000	4,696,260
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(1)	1,159,934	1,207,019
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(1)	331,212	335,040
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(1)	1,183,087	1,210,475
MMAF Equipment Finance LLC Series 2017-B, Class A3 2.21% due 10/17/2022*	931,580	938,936
MMAF Equipment Finance LLC Series 2019-B, Class A5 2.29% due 11/12/2041*	2,960,000	3,134,328
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A 3.43% due 12/16/2024*	3,815,000	3,869,384
Santander Retail Auto Lease Trust Series 2019-A, Class A2 2.72% due 01/20/2022*	570,742	575,938
Securitized Term Auto Receivables Trust Series 2017-2A, Class A3 2.04% due 04/26/2021*	642	643
Securitized Term Auto Receivables Trust Series 2018-2A, Class A3 3.33% due 08/25/2022*	5,188,697	5,259,903
SFAVE Commercial Mtg. Securities Trust VRS Series 2015-5AVE, Class A2B 4.14% due 01/05/2043*(1)(4)	2,340,000	2,107,167
SoFi Consumer Loan Program Trust Series 2020-1, Class A 2.02% due 01/25/2029*	1,951,446	1,972,106
SoFi Consumer Loan Program Trust Series 2018-4, Class A 3.54% due 11/26/2027*	1,036,016	1,046,500

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Sound Point, Ltd. FRS Series 2013-2RA, Class A1 2.17% (3 ML+0.95%) due 04/15/2029*(3)	$4,700,000	$4,569,133
Springleaf Funding Trust Series 2015-BA, Class A 3.48% due 05/15/2028*	855,959	853,773
Start III, Ltd. Series 2019-2, Class A 3.54% due 11/15/2044*	43,713	35,901
START, Ltd. Series 2019-1, Class A 4.09% due 03/15/2044*	573,898	507,737
Thacher Park, Ltd. FRS Series 2014-1A, Class AR 2.30% (3 ML+1.16%) due 10/20/2026*(3)	1,446,286	1,438,540
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(1)	833,720	838,466
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(1)	1,946,322	2,003,680
Towd Point Mtg. Trust VRS Series 2018-1, Class A1 3.00% due 01/25/2058*(1)	981,398	1,016,610
Treman Park, Ltd. FRS Series 2015-1A, Class ARR 2.21% (3 ML+1.07%) due 10/20/2028*(3)	5,995,000	5,920,626
Utility Debt Securitization Authority Series 2013-T, Class T4 3.44% due 12/15/2025	1,695,000	1,767,393
Vantage Data Centers Issuer LLC Series 2019-1A, Class A2 3.19% due 07/15/2044*	783,417	795,381
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 4.07% due 02/16/2043*	1,645,684	1,691,160
Verus Securitization Trust VRS Series 2019-2, Class A1 3.21% due 05/25/2059*(1)(2)	1,228,997	1,253,160
Westlake Automobile Receivables Trust Series 2019-3A, Class A2 2.15% due 02/15/2023*	1,599,370	1,609,773

Total Asset Backed Securities (cost $110,998,457)		110,318,463

U.S. CORPORATE BONDS & NOTES — 16.8%
Apparel Manufacturers — 0.2%
VF Corp. Senior Notes 2.80% due 04/23/2027	995,000	1,053,287
VF Corp. Senior Notes 2.95% due 04/23/2030	1,746,000	1,866,883

		2,920,170

Auto-Cars/Light Trucks — 0.2%
Daimler Finance North America LLC Company Guar. Notes 2.30% due 02/12/2021*	2,910,000	2,930,157

26

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial — 0.6%
BB&T Corp. Senior Notes 2.20% due 03/16/2023	$4,700,000	$4,879,385
BB&T Corp. Senior Notes 3.20% due 09/03/2021	3,580,000	3,688,498
PNC Bank NA Senior Notes 3.30% due 10/30/2024	865,000	952,052

		9,519,935

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	2,250,000	2,351,921
State Street Corp. Senior Notes 2.65% due 05/15/2023	1,495,000	1,551,651

		3,903,572

Banks-Super Regional — 0.9%
PNC Financial Services Group, Inc. Senior Notes 2.55% due 01/22/2030	3,330,000	3,598,911
US Bancorp Sub. Notes 7.50% due 06/01/2026	400,000	521,587
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	3,000,000	3,041,917
Wells Fargo & Co. Senior Notes 2.57% due 02/11/2031	2,760,000	2,887,920
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	1,780,000	1,939,787
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	735,000	761,616
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	1,770,000	1,878,834
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	585,000	723,388

		15,353,960

Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 3.88% due 03/19/2060	865,000	1,096,762

Brewery — 0.6%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	4,584,000	4,855,249
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	437,000	453,878
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 01/12/2024	2,040,000	2,222,763

Security Description	Principal Amount	Value (Note 2)
Brewery (continued)
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	$1,725,000	$2,019,314

		9,551,204

Cable/Satellite TV — 0.7%
Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	2,695,000	2,898,389
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	2,535,000	2,904,977
Comcast Corp. Company Guar. Notes 3.97% due 11/01/2047	1,524,000	1,806,967
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	245,366
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	1,300,000	1,653,139
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	939,000	1,236,251

		10,745,089

Cellular Telecom — 0.2%
Crown Castle Towers LLC Mtg. Notes 3.22% due 05/15/2042*	3,550,000	3,608,954

Computer Services — 0.5%
International Business Machines Corp. Senior Notes 1.95% due 05/15/2030	3,300,000	3,375,384
International Business Machines Corp. Senior Notes 3.50% due 05/15/2029	3,775,000	4,354,221

		7,729,605

Computers — 0.2%
Apple, Inc. Senior Notes 3.25% due 02/23/2026	1,050,000	1,176,071
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,815,000	2,002,650

		3,178,721

Cosmetics & Toiletries — 0.0%
Estee Lauder Cos., Inc. Senior Notes 2.38% due 12/01/2029	530,000	567,525

Diversified Banking Institutions — 2.9%
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	1,547,000	1,624,984
Bank of America Corp. Senior Notes 3.19% due 07/23/2030	5,015,000	5,536,094
Bank of America Corp. Senior Notes 3.59% due 07/21/2028	2,245,000	2,516,265

27

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	$2,645,000	$3,079,662
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	2,200,000	2,443,498
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	3,000,000	3,294,547
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	2,075,000	2,236,184
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	2,565,000	2,899,612
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	1,155,000	1,512,073
JPMorgan Chase & Co. Senior Notes 4.45% due 12/05/2029	6,700,000	8,023,959
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	1,080,000	1,521,493
Morgan Stanley Senior Notes 3.63% due 01/20/2027	4,975,000	5,616,980
Morgan Stanley Senior Notes 3.88% due 04/29/2024	6,125,000	6,772,881

		47,078,232

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	660,000	717,104
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	1,000,000	1,369,714

		2,086,818

Electric-Distribution — 0.2%
Oglethorpe Power Corp. 1st Mtg. Notes 5.25% due 09/01/2050	3,200,000	3,730,861

Electric-Integrated — 2.5%
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	3,000,000	3,392,806
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	176,000	259,320
Duke Energy Carolinas LLC 1st Mtg. Bonds 6.05% due 04/15/2038	2,000,000	2,931,234
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	1,825,000	2,603,845
Evergy Metro, Inc. 1st Mtg. Bonds 2.25% due 06/01/2030	1,025,000	1,071,614

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Florida Power & Light Co. 1st Mtg. Notes 2.85% due 04/01/2025	$3,815,000	$4,180,343
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 10/01/2044	2,000,000	2,494,510
Georgia Power Co. Senior Notes 3.70% due 01/30/2050	1,905,000	2,105,385
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	455,000	528,420
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	625,000	768,145
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,000,000	1,133,555
Niagara Mohawk Power Corp. Senior Notes 1.96% due 06/27/2030*	3,820,000	3,846,523
PacifiCorp 1st Mtg. Notes 2.70% due 09/15/2030	925,000	1,007,720
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.60% due 06/15/2043	265,000	333,107
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.45% due 02/01/2041	1,195,000	1,654,232
South Carolina Electric & Gas Co. 1st Mtg. Bonds 6.05% due 01/15/2038	2,400,000	3,486,543
Southern California Edison Co. 1st Mtg. Bonds 2.25% due 06/01/2030	395,000	398,831
Southern California Edison Co. 1st Mtg. Notes 2.40% due 02/01/2022	885,000	898,693
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	120,000	131,694
Southern California Edison Co. 1st Mtg. Notes 3.70% due 08/01/2025	430,000	474,998
Virginia Electric & Power Co. Senior Notes 3.50% due 03/15/2027	2,735,000	3,101,476
Westar Energy, Inc. 1st Mtg. Notes 3.25% due 09/01/2049	3,200,000	3,444,386

		40,247,380

Finance-Credit Card — 0.1%
Mastercard, Inc. Senior Notes 3.30% due 03/26/2027	1,925,000	2,180,241

Gas-Distribution — 0.7%
Boston Gas Co. Senior Notes 3.00% due 08/01/2029*	995,000	1,074,871

28

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gas-Distribution (continued)
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	$1,655,000	$1,805,786
Brooklyn Union Gas Co. Senior Notes 3.41% due 03/10/2026*	1,170,000	1,285,324
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	3,525,000	3,768,042
Southern California Gas Co. 1st Mtg. Notes 2.60% due 06/15/2026	3,610,000	3,902,314

		11,836,337

Insurance-Life/Health — 0.4%
Nationwide Financial Services, Inc. Company Guar. Notes 3.90% due 11/30/2049*	2,035,000	2,026,925
Principal Life Global Funding II Sec. Notes 2.50% due 09/16/2029*	4,000,000	4,222,766

		6,249,691

Insurance-Multi-line — 0.6%
Guardian Life Global Funding Senior Sec. Notes 2.00% due 04/26/2021*	1,140,000	1,154,880
Metropolitan Life Global Funding I Sec. Notes 1.95% due 09/15/2021*	6,000,000	6,106,378
Metropolitan Life Global Funding I Sec. Notes 2.65% due 04/08/2022*	965,000	1,003,826
Metropolitan Life Global Funding I Sec. Notes 3.45% due 12/18/2026*	1,330,000	1,505,199

		9,770,283

Insurance-Mutual — 0.5%
Massachusetts Mutual Life Insurance Co. Sub. Bonds 3.38% due 04/15/2050*	2,000,000	2,056,200
New York Life Global Funding Sec. Notes 2.90% due 01/17/2024*	4,655,000	4,992,721
Northwestern Mutual Life Insurance Co. Sub. Notes 3.63% due 09/30/2059*	294,000	325,245

		7,374,166

Medical Labs & Testing Services — 0.3%
Roche Holdings, Inc. Company Guar. Notes 2.38% due 01/28/2027*	5,080,000	5,458,135

Medical-Drugs — 0.4%
Merck & Co., Inc. Senior Notes 2.80% due 05/18/2023	1,130,000	1,204,060
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	3,700,000	4,068,517

Security Description	Principal Amount	Value (Note 2)
Medical-Drugs (continued)
Pfizer, Inc. Senior Notes 1.70% due 05/28/2030	$1,135,000	$1,153,762

		6,426,339

Medical-HMO — 0.2%
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	1,155,000	1,209,202
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	1,165,000	1,327,315
UnitedHealth Group, Inc. Senior Notes 4.25% due 06/15/2048	825,000	1,054,561

		3,591,078

Medical-Hospitals — 1.1%
Ascension Health Senior Notes 2.53% due 11/15/2029	1,625,000	1,742,821
CommonSpirit Health Senior Sec. Notes 3.82% due 10/01/2049	4,000,000	4,249,229
Cottage Health Obligated Group Sec. Notes 3.30% due 11/01/2049	695,000	761,510
Dignity Health Sec. Notes 3.81% due 11/01/2024	1,242,000	1,304,835
Memorial Sloan-Kettering Cancer Center Bonds 2.96% due 01/01/2050	1,130,000	1,213,273
Mercy Health Sec. Notes 3.56% due 08/01/2027	2,700,000	3,000,528
Mercy Health Senior Sec. Notes 4.30% due 07/01/2028	2,645,000	3,118,692
Stanford Health Care Notes 3.31% due 08/15/2030	2,830,000	3,162,839

		18,553,727

Multimedia — 0.5%
NBCUniversal Media LLC Company Guar. Notes 4.45% due 01/15/2043	826,000	1,038,328
Walt Disney Co. Company Guar. Notes 2.65% due 01/13/2031	7,135,000	7,560,665

		8,598,993

Oil Companies-Integrated — 0.1%
Exxon Mobil Corp. Senior Notes 2.61% due 10/15/2030	845,000	904,607

Real Estate Investment Trusts — 0.7%
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	1,030,000	1,061,961

29

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
SBA Tower Trust Mtg. Notes 3.16% due 10/10/2045*	$3,665,000	$3,672,864
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	1,495,000	1,555,098
Simon Property Group LP Senior Notes 2.45% due 09/13/2029	1,640,000	1,621,142
WEA Finance LLC Company Guar. Notes 4.13% due 09/20/2028*	3,220,000	3,266,811

		11,177,876

Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	2,950,000	2,971,810

Retail-Major Department Stores — 0.1%
TJX Cos, Inc. Senior Notes 3.88% due 04/15/2030	2,000,000	2,350,400

Schools — 0.2%
President & Fellows of Harvard College Notes 2.52% due 10/15/2050	890,000	921,814
Stanford University Notes 6.88% due 02/01/2024	1,970,000	2,362,011

		3,283,825

Special Purpose Entity — 0.1%
Postal Square LP Government Guar. Notes 8.95% due 06/15/2022	865,700	952,646

Telephone-Integrated — 0.2%
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050	470,000	601,157
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	2,000,000	2,490,237

		3,091,394

Tobacco — 0.2%
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	3,000,000	3,305,687

Transport-Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 4.55% due 09/01/2044	500,000	653,344

Transport-Services — 0.0%
Federal Express Corp. Pass-Through Certs. Series 981A, Class A 6.72% due 07/15/2023	545,006	564,364

Security Description	Principal Amount	Value (Note 2)
Water — 0.1%
American Water Capital Corp. Senior Notes 2.95% due 09/01/2027	$1,250,000	$1,376,227

Total U.S. Corporate Bonds & Notes (cost $253,704,135)		274,920,115

FOREIGN CORPORATE BONDS & NOTES — 8.8%
Banks-Commercial — 4.2%
Bank of Montreal Notes 2.50% due 01/11/2022*	4,000,000	4,118,790
BPCE SA Sub. Notes 5.70% due 10/22/2023*	10,075,000	11,227,016
Canadian Imperial Bank of Commerce FRS Senior Notes 1.04% (3 ML+0.72%) due 06/16/2022	2,845,000	2,866,279
Canadian Imperial Bank of Commerce Notes 3.15% due 06/27/2021*	7,200,000	7,398,028
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	860,000	888,969
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	1,200,000	1,325,501
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	1,350,000	1,431,005
DNB Bank ASA Senior Notes 2.38% due 06/02/2021*	5,800,000	5,906,007
DNB Boligkreditt AS Bonds 2.50% due 03/28/2022*	1,780,000	1,838,259
ING Groep NV Senior Notes 3.95% due 03/29/2027	2,045,000	2,353,219
National Australia Bank, Ltd. Bonds 2.40% due 12/07/2021*	8,200,000	8,423,275
NBK SPC, Ltd. Company Guar. Notes 2.75% due 05/30/2022*	7,345,000	7,490,137
Standard Chartered PLC Senior Notes 2.74% due 09/10/2022*	4,805,000	4,860,485
Swedbank AB Senior Notes 2.65% due 03/10/2021*	5,000,000	5,068,830
Toronto-Dominion Bank Notes 2.50% due 01/18/2022*	4,000,000	4,129,284

		69,325,084

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.00% due 04/29/2030	965,000	998,343

30

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Building Societies — 0.1%
Nationwide Building Society Senior Notes 3.62% due 04/26/2023*	$1,180,000	$1,226,065

Diversified Banking Institutions — 2.6%
Bank of Nova Scotia Senior Notes 2.70% due 08/03/2026	6,570,000	7,185,552
BNP Paribas SA Senior Notes 2.82% due 11/19/2025*	1,905,000	1,994,988
BNP Paribas SA Senior Notes 2.95% due 05/23/2022*	390,000	403,684
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*	2,025,000	2,188,699
Credit Agricole SA Senior Notes 3.25% due 10/04/2024*	5,165,000	5,545,620
Credit Agricole SA Senior Notes 3.75% due 04/24/2023*	1,175,000	1,257,412
Credit Suisse Group AG FRS Senior Notes 1.56% (3 ML+1.24%) due 06/12/2024*	3,725,000	3,743,495
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	2,655,000	2,931,321
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	7,310,000	7,844,834
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,224,161
HSBC Holdings PLC Senior Notes 4.95% due 03/31/2030	670,000	805,048
Macquarie Group, Ltd. Senior Notes 4.15% due 03/27/2024*	4,745,000	5,093,736
Societe Generale SA Senior Notes 3.25% due 01/12/2022*	1,355,000	1,395,191
UBS Group AG Senior Notes 3.13% due 08/13/2030*	1,475,000	1,593,516

		43,207,257

Diversified Manufacturing Operations — 0.2%
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	2,485,000	2,686,526

E-Commerce/Products — 0.4%
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	5,275,000	5,860,299

Insurance-Life/Health — 0.2%
AIA Group, Ltd. Senior Notes 3.38% due 04/07/2030*	1,225,000	1,331,850

Security Description	Principal Amount	Value (Note 2)
Insurance-Life/Health (continued)
Prudential PLC Senior Notes 3.13% due 04/14/2030	$2,460,000	$2,645,240

		3,977,090

Internet Content-Information/News — 0.2%
Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	2,240,000	2,441,523
Tencent Holdings, Ltd. Senior Notes 3.98% due 04/11/2029*	1,255,000	1,406,673

		3,848,196

Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 4.00% due 01/17/2029	1,950,000	2,389,120

Oil Companies-Exploration & Production — 0.0%
BG Energy Capital PLC Company Guar. Notes 4.00% due 10/15/2021*	670,000	694,681

Oil Companies-Integrated — 0.7%
Equinor ASA Company Guar. Notes 3.00% due 04/06/2027	6,990,000	7,683,124
Saudi Arabian Oil Co. Senior Notes 3.50% due 04/16/2029*	1,455,000	1,569,568
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	1,000,000	1,107,807
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	211,000	220,693

		10,581,192

Total Foreign Corporate Bonds & Notes (cost $137,407,565)		144,793,853

FOREIGN GOVERNMENT OBLIGATIONS — 1.4%
Electric-Distribution — 0.2%
Hydro-Quebec Government Guar. Notes Series HY 8.40% due 01/15/2022	3,000,000	3,357,852

Sovereign — 1.2%
Kingdom of Saudi Arabia Senior Notes 2.38% due 10/26/2021*	1,775,000	1,799,992
Kingdom of Saudi Arabia Senior Notes 2.88% due 03/04/2023*	2,110,000	2,199,751
State of Qatar Senior Bonds 2.38% due 06/02/2021*	6,060,000	6,132,720
State of Qatar Senior Notes 3.75% due 04/16/2030*	3,555,000	4,048,050
State of Qatar Senior Notes 3.88% due 04/23/2023*	3,335,000	3,576,321

31

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
State of Qatar Senior Notes 4.00% due 03/14/2029*	$2,126,000	$2,444,649

		20,201,483

Total Foreign Government Obligations (cost $21,661,947)		23,559,335

MUNICIPAL BONDS & NOTES — 2.5%
Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	705,000	731,797
Bay Area Toll Authority Revenue Bonds 2.57% due 04/01/2031	1,535,000	1,651,368
Bay Area Toll Authority Revenue Bonds Series S-1 7.04% due 04/01/2050	625,000	1,119,738
Chicago Transit Authority Revenue Bonds Series B 6.30% due 12/01/2021	115,000	119,425
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	2,385,000	3,284,455
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	145,000	199,684
City of San Antonio, Texas Electric & Gas Systems Revenue Bonds 5.99% due 02/01/2039	885,000	1,311,818
County of Broward, Florida Airport System Revenue Bonds Series C 3.48% due 10/01/2043	435,000	434,247
Foothill-Eastern Transportation Corridor Agency Revenue Bonds Series A 3.92% due 01/15/2053	2,670,000	2,796,024
Illinois Municipal Electric Agency Revenue Bonds 6.83% due 02/01/2035	1,910,000	2,609,079
Kansas Development Finance Authority Revenue Bonds Series C 5.37% due 05/01/2026	805,000	909,449
Massachusetts School Building Authority Revenue Bonds Series B 3.40% due 10/15/2040	710,000	724,165
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	1,450,000	1,691,454

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Metropolitan Transportation Authority Revenue Bonds 6.20% due 11/15/2026	$100,000	$114,159
Metropolitan Transportation Authority Revenue Bonds 6.67% due 11/15/2039	815,000	1,046,574
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	351,000	514,412
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	1,451,000	2,110,160
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	1,070,000	1,887,608
Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	2,800,000	3,159,380
Pennsylvania State University Revenue Bonds Series D 2.84% due 09/01/2050	680,000	708,771
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	2,845,000	3,677,162
Sales Tax Securitization Corp. Revenue Bonds Series A 4.79% due 01/01/2048	2,870,000	3,539,427
State of California General Obligation Bonds 7.35% due 11/01/2039	1,005,000	1,690,581
State of Connecticut General Obligation Bonds Series A 2.50% due 07/01/2022	750,000	773,483
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,045,000	2,350,278
University of California Revenue Bonds Series F 6.58% due 05/15/2049	1,300,000	2,044,133

Total Municipal Bonds & Notes (cost $36,076,196)		41,198,831

U.S. GOVERNMENT AGENCIES — 27.5%
Federal Home Loan Mtg. Corp. — 9.0%
2.50% due 10/01/2031	4,885,322	5,128,327
3.00% due 06/01/2046	7,409,854	7,853,932
3.00% due 09/01/2046	23,548,853	24,951,370
3.00% due 10/01/2046	1,718,392	1,819,735
3.00% due 11/01/2046	26,749,422	28,601,506
3.00% due 12/01/2046	31,344,218	33,241,917
3.00% due 01/01/2047	320,312	338,935
4.00% due 09/01/2026	472,308	500,781
4.00% due 12/01/2040	3,694,518	4,050,612
6.00% due 12/01/2039	144,766	163,582
7.50% due 05/01/2027	555	627

32

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K097, Class A1 2.16% due 05/25/2029(4)	$4,226,126	$4,536,622
Series K736, Class A2 2.28% due 07/25/2026(4)	1,255,000	1,357,769
Series KJ25, Class A2 2.61% due 01/25/2026(4)	5,870,000	6,345,222
Series K733, Class A2 3.75% due 08/25/2025(4)	2,800,000	3,157,298
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K731, Class A2 3.60% due 02/25/2025(1)(4)	2,740,000	3,024,124
Federal Home Loan Mtg. Corp. REMIC
Series 4146, Class AB 1.13% due 12/15/2027(2)	2,750,952	2,771,744
Series 4142, Class PT 1.25% due 12/15/2027(2)	2,000,718	2,019,762
Series 4122, Class AB 1.50% due 10/15/2042(2)	583,435	586,294
Series 4166, Class PB 1.75% due 03/15/2041(2)	706,156	719,828
Series 4000, Class GA 2.00% due 07/15/2031(2)	587,606	605,631
Series 4654, Class KA 3.00% due 06/15/2045(2)	6,310,911	6,625,642
Series 4758, Class CA 3.00% due 07/15/2047(2)	3,822,474	4,104,591
Federal Home Loan Mtg. Corp. SCRT
Series 2018-4, Class MA 3.50% due 03/25/2058(2)	1,222,411	1,327,127
Series 2019-1, Class MA 3.50% due 07/25/2058(2)	1,176,808	1,280,714
Series 2019-3, Class MA 3.50% due 10/25/2058(2)	2,150,640	2,324,815

		147,438,507

Federal National Mtg. Assoc. — 9.0%
2.00% due 09/01/2031	314,235	326,707
2.00% due 11/01/2031	372,745	387,555
2.00% due 12/01/2031	1,234,343	1,283,405
2.47% due 05/01/2025	3,221,780	3,426,049
2.50% due 03/01/2030	4,787,969	5,024,410
2.68% due 05/01/2025	5,991,321	6,448,956
2.78% due 06/01/2026	1,450,000	1,587,671
2.81% due 07/01/2025	6,000,000	6,509,332
2.99% due 10/01/2025	2,057,746	2,252,726
3.00% due 05/01/2027	416,961	439,097
3.00% due 06/01/2027	202,326	213,596
3.00% due 08/01/2027	127,653	134,655
3.00% due 10/01/2046	8,100,338	8,658,631
3.01% due 12/01/2024	3,605,089	3,900,486
3.07% due 02/01/2025	700,000	765,344
3.09% due 10/01/2025	987,140	1,084,144
3.12% due 05/01/2033	2,648,490	3,009,662
3.33% due 07/01/2022	5,294,000	5,517,423
4.00% due 09/01/2026	3,026,676	3,210,145
4.00% due 01/01/2046	5,557,497	5,989,276
4.00% due 02/01/2046	5,945,617	6,430,142

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
4.50% due 11/01/2026	$542,636	$574,430
4.50% due 01/01/2027	396,769	418,853
4.50% due 05/01/2039	27,939	31,072
4.50% due 06/01/2039	57,016	61,329
4.50% due 08/01/2039	6,946	7,684
4.50% due 11/01/2040	193,768	208,211
4.50% due 12/01/2040	208,706	232,314
4.50% due 07/01/2041	343,810	382,765
4.50% due 06/01/2043	147,309	161,120
4.50% due 10/01/2043	204,865	220,323
4.50% due 11/01/2043	71,142	76,805
5.50% due 03/01/2038	311,353	349,663
5.50% due 06/01/2038	27,645	31,580
5.50% due 08/01/2038	26,607	30,391
5.50% due 09/01/2039	14,636	16,725
5.50% due 05/01/2040	1,829	2,013
5.50% due 06/01/2040	8,014	8,966
6.50% due 02/01/2038	44,187	51,139
6.50% due 10/01/2039	48,025	56,141
Federal National Mtg. Assoc. Multifamily REMIC Trust VRS Series 2015-M12, Class A2 2.89% due 05/25/2025(1)(4)	10,285,000	11,006,245
Federal National Mtg. Assoc. REMIC Series 2019-22, Class BA 3.50% due 12/25/2058(2)	930,860	1,023,164
Federal National Mtg. Assoc. REMIC FRS
Series 2017-M13, Class FA 1.12% (1 ML+0.40%) due 10/25/2024(4)	784,977	782,953
Series 2017-M5, Class FA 1.21% (1 ML+0.49%) due 04/25/2024(4)	178,001	178,090
Federal National Mtg. Assoc. REMIC
Series 2013-9, Class PT 1.25% due 02/25/2028(2)	1,718,713	1,734,862
Series 2012-103, Class HB 1.50% due 09/25/2027(2)	6,118,603	6,200,996
Series 2019-41, Class AC 2.50% due 03/25/2053(2)	3,092,000	3,191,190
Series 2017-51, Class AP 3.00% due 10/25/2045(2)	14,922,840	15,606,249
Series 2019-6, Class GJ 3.00% due 02/25/2049(2)	824,147	871,903
Series 2018-80, Class GD 3.50% due 12/25/2047(2)	2,728,839	2,893,349
Series 2018-77, Class PA 3.50% due 02/25/2048(2)	4,627,603	4,857,477
Series 2019-7, Class CA 3.50% due 11/25/2057(2)	16,811,106	18,263,794
Series 2019-28, Class JA 3.50% due 06/25/2059(2)	9,812,487	10,909,731

		147,040,939

Government National Mtg. Assoc. — 2.6%
4.00% due 02/15/2041	454,209	492,170
4.00% due 09/15/2041	573,069	623,112
4.00% due 02/15/2042	1,157	1,226
4.00% due 08/15/2042	119,943	133,487
4.00% due July 30 TBA	24,250,000	25,709,263
4.50% due 05/15/2040	420,216	468,211
4.50% due 06/15/2040	440,805	489,341

33

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
4.50% due 07/15/2040	$729,943	$812,215
4.50% due 05/15/2042	143,638	159,154
4.50% due July 30 TBA	3,025,000	3,230,842
5.00% due 07/15/2033	749,904	856,275
5.00% due 10/15/2033	36,765	41,035
5.00% due 11/15/2033	7,186	7,932
5.00% due 12/15/2033	15,786	17,512
5.00% due 01/15/2034	75,201	82,927
5.00% due 02/15/2034	55,200	60,386
5.00% due 03/15/2034	1,961	2,145
5.00% due 05/15/2034	6,749	7,736
5.00% due 06/15/2035	4,835	5,527
5.00% due 09/15/2035	61,778	70,029
5.00% due 11/15/2035	20,726	23,178
5.00% due 12/15/2035	13,690	15,384
5.00% due 02/15/2036	7,939	8,711
5.00% due 03/15/2036	6,090	6,662
5.00% due 09/15/2036	1,891	2,071
5.00% due 05/15/2038	8,499	9,309
5.00% due 07/15/2038	52,923	58,063
5.00% due 08/15/2038	18,811	21,486
5.00% due 11/15/2038	49,933	56,654
5.00% due 12/15/2038	209,846	239,847
5.00% due 06/15/2039	265,255	299,654
5.00% due 08/15/2039	68,976	78,747
5.00% due 04/15/2041	165,339	188,932
5.50% due 10/15/2032	932	1,030
5.50% due 02/15/2033	56,049	61,501
5.50% due 05/15/2033	33,307	38,381
5.50% due 06/15/2033	43,307	49,125
5.50% due 07/15/2033	9,335	10,462
5.50% due 08/15/2033	5,053	5,549
5.50% due 09/15/2033	1,992	2,288
5.50% due 11/15/2033	71,693	80,344
5.50% due 01/15/2034	10,705	12,318
5.50% due 02/15/2034	42,132	47,635
5.50% due 03/15/2034	338,905	382,390
5.50% due 04/15/2034	16,435	19,175
5.50% due 05/15/2034	25,037	27,955
5.50% due 06/15/2034	7,090	7,799
5.50% due 07/15/2034	6,064	6,660
5.50% due 08/15/2034	10,704	11,890
5.50% due 09/15/2034	137,533	151,104
5.50% due 10/15/2034	106,480	117,335
5.50% due 04/15/2036	30,396	33,609
6.00% due 06/15/2028	10,040	11,174
6.00% due 08/15/2028	20,959	23,350
6.00% due 09/15/2028	26,268	29,188
6.00% due 10/15/2028	7,632	8,479
6.00% due 12/15/2028	28,339	32,473
6.00% due 04/15/2029	1,625	1,808
6.00% due 01/15/2032	4,173	4,790
6.00% due 02/15/2032	215	239
6.00% due 07/15/2032	5,845	6,523
6.00% due 09/15/2032	8,712	9,686
6.00% due 10/15/2032	138,404	157,267
6.00% due 11/15/2032	7,398	8,227
6.00% due 01/15/2033	1,792	1,996
6.00% due 02/15/2033	6,834	8,147
6.00% due 03/15/2033	12,852	14,495
6.00% due 04/15/2033	40,529	45,146
6.00% due 05/15/2033	71,270	79,364

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
6.00% due 12/15/2033	$15,389	$18,322
6.00% due 08/15/2034	2,587	2,921
6.00% due 09/15/2034	48,695	54,217
6.00% due 10/15/2034	27,940	31,474
6.00% due 05/15/2036	13,856	16,498
6.00% due 06/15/2036	172,817	205,849
6.00% due 07/15/2036	2,075,944	2,471,765
6.00% due 08/15/2036	54,881	65,336
6.00% due 12/15/2036	96,224	113,180
6.00% due 02/15/2037	44,745	53,271
6.00% due 08/15/2037	41,612	49,537
6.00% due 01/15/2038	171,029	204,959
6.00% due 03/15/2038	98,231	116,300
6.00% due 07/15/2038	60,797	72,499
6.00% due 08/15/2038	150,532	176,689
6.00% due 09/15/2038	239,508	282,842
6.00% due 10/15/2038	334,091	391,933
6.00% due 11/15/2038	137,334	158,413
6.00% due 12/15/2038	125,467	145,848
6.00% due 01/15/2039	114,948	131,826
6.00% due 02/15/2039	76,477	87,986
6.00% due 04/15/2039	70,395	78,388
6.00% due 12/15/2039	81,788	96,322
6.00% due 03/15/2040	186,329	207,762
6.00% due 04/15/2040	33,104	39,280
6.00% due 06/15/2041	110,246	131,227
6.50% due 06/15/2023	1,193	1,314
6.50% due 07/15/2023	6,336	6,975
6.50% due 08/15/2023	858	944
6.50% due 10/15/2023	3,238	3,566
6.50% due 11/15/2023	6,848	7,539
6.50% due 12/15/2023	19,953	21,963
6.50% due 02/15/2027	738	826
6.50% due 12/15/2027	1,261	1,388
6.50% due 01/15/2028	12,887	14,185
6.50% due 02/15/2028	5,007	5,510
6.50% due 03/15/2028	15,703	17,509
6.50% due 04/15/2028	7,794	8,638
6.50% due 05/15/2028	29,675	32,674
6.50% due 06/15/2028	34,406	38,051
6.50% due 07/15/2028	30,564	33,702
6.50% due 08/15/2028	21,709	24,119
6.50% due 09/15/2028	34,808	38,510
6.50% due 10/15/2028	26,880	29,849
6.50% due 11/15/2028	32,989	36,714
6.50% due 12/15/2028	27,713	30,709
6.50% due 02/15/2029	4,367	4,818
6.50% due 03/15/2029	12,102	13,322
6.50% due 04/15/2029	3,499	3,851
6.50% due 05/15/2029	47,605	52,401
6.50% due 06/15/2029	5,311	5,846
6.50% due 03/15/2031	1,618	1,805
6.50% due 04/15/2031	350	418
6.50% due 05/15/2031	40,259	45,640
6.50% due 06/15/2031	34,442	37,911
6.50% due 07/15/2031	83,435	93,898
6.50% due 08/15/2031	16,186	17,968
6.50% due 09/15/2031	50,915	57,307
6.50% due 10/15/2031	20,939	23,907
6.50% due 11/15/2031	19,843	21,973
6.50% due 01/15/2032	93,326	104,943
6.50% due 02/15/2032	40,106	45,367
6.50% due 04/15/2032	11,165	12,290

34

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.50% due 05/15/2032	$13,066	$14,427
7.00% due 11/15/2031	12,744	14,356
7.00% due 03/15/2032	12,001	14,113
7.00% due 01/15/2033	15,503	18,403
7.00% due 05/15/2033	40,974	48,386
7.00% due 07/15/2033	26,245	30,546
7.00% due 11/15/2033	39,690	47,054
8.00% due 10/15/2029	332	333
8.00% due 12/15/2029	839	843
8.00% due 01/15/2030	13,435	14,021
8.00% due 03/15/2030	103	103
8.00% due 04/15/2030	14,369	14,482
8.00% due 08/15/2030	1,153	1,158
8.00% due 09/15/2030	16,671	17,133
8.00% due 11/15/2030	1,484	1,584
8.00% due 02/15/2031	32,012	35,076
8.00% due 03/15/2031	8,502	8,538
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HA 7.50% due 09/16/2035(2)	18,921	20,479
Series 2005-74, Class HB 7.50% due 09/16/2035(2)	153,081	174,140
Series 2005-74, Class HC 7.50% due 09/16/2035(2)	78,398	91,568

		42,657,862

Resolution Funding Corp — 0.2%
Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	2,500,000	2,499,777

Uniform Mtg. Backed Securities — 6.7%
2.00% due July 15 TBA	10,300,000	10,655,672
2.00% due August 15 TBA	10,300,000	10,638,870
2.50% due July 15 TBA	4,000,000	4,187,813
2.50% due July 30 TBA	40,325,000	42,038,812
2.50% due August 30 TBA	40,200,000	41,843,330
3.00% due July 15 TBA	940,000	988,028

		110,352,525

Total U.S. Government Agencies (cost $433,686,490)		449,989,610

U.S. GOVERNMENT TREASURIES — 32.3%
United States Treasury Bonds — 9.7%
1.25% due 05/15/2050	2,080,000	1,998,506
2.00% due 02/15/2050	1,539,000	1,762,516
2.25% due 08/15/2049	5,065,000	6,091,256
2.50% due 02/15/2045	7,555,000	9,319,210
2.50% due 05/15/2046	915,000	1,134,850
2.75% due 08/15/2047	2,965,000	3,874,074
2.75% due 11/15/2047	19,733,000	25,817,856
2.88% due 05/15/2043(7)	31,130,000	40,667,210
2.88% due 08/15/2045	6,205,000	8,178,966
2.88% due 05/15/2049	8,265,000	11,181,641
3.00% due 02/15/2047	2,520,000	3,432,909
3.00% due 08/15/2048	12,800,000	17,603,000
3.00% due 02/15/2049	3,125,000	4,314,453
3.38% due 05/15/2044	2,895,000	4,094,616
3.63% due 02/15/2044	13,550,000	19,834,342

		159,305,405

Security Description	Principal Amount	Value (Note 2)
United States Treasury Notes — 22.6%
0.13% due 05/31/2022	$23,700,000	$23,682,410
0.13% due 05/15/2023	1,625,000	1,622,588
0.25% due 05/31/2025	38,000,000	37,953,984
1.13% due 02/28/2025	3,420,000	3,557,067
1.50% due 10/31/2021	18,000,000	18,317,812
1.50% due 03/31/2023	21,610,000	22,395,895
1.50% due 10/31/2024	20,105,000	21,192,712
1.50% due 02/15/2030	6,000,000	6,486,094
1.63% due 10/31/2026	31,740,000	34,091,983
1.63% due 08/15/2029	19,335,000	21,097,053
1.75% due 06/30/2022	8,800,000	9,077,063
1.75% due 06/30/2024	27,405,000	29,069,640
1.75% due 12/31/2024	13,000,000	13,870,391
2.13% due 12/31/2022	23,290,000	24,424,478
2.38% due 05/15/2029	845,000	975,183
2.63% due 06/30/2023	13,360,000	14,335,906
2.63% due 12/31/2023	15,000,000	16,267,969
2.88% due 09/30/2023	14,325,000	15,569,484
2.88% due 10/31/2023	32,065,000	34,920,789
2.88% due 08/15/2028	17,660,000	20,914,683

		369,823,184

Total U.S. Government Treasuries (cost $466,694,523)		529,128,589

Total Long-Term Investment Securities (cost $1,460,229,313)		1,573,908,796

SHORT-TERM INVESTMENT SECURITIES — 0.5%
U.S. Government Treasuries — 0.5%
0.11% due 03/25/2021	325,300	324,902
0.12% due 03/25/2021	7,214,700	7,205,871

Total Short-Term Investment Securities (cost $7,533,298)		7,530,773

REPURCHASE AGREEMENTS — 8.8%
Bank of America Securities LLC Joint Repurchase Agreement(5)	30,400,000	30,400,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	25,335,000	25,335,000
BNP Paribas SA Joint Repurchase Agreement(5)	22,165,000	22,165,000
Deutsche Bank AG Joint Repurchase Agreement(5)	33,180,000	33,180,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	32,935,000	32,935,000

Total Repurchase Agreements (cost $144,015,000)		144,015,000

TOTAL INVESTMENTS (cost $1,611,777,611)(6)	105.4%	1,725,454,569
Liabilities in excess of other assets	(5.4)	(87,519,977)

NET ASSETS	100.0%	$1,637,934,592

FORWARD SALES CONTRACTS — (0.4)%
U.S. Government Agencies— (0.4)%
Uniform Mtg. Backed Securities— (0.4)%
3.00% due July 30 TBA	(5,700,000)	$(6,003,258)

(proceeds ($5,984,777))

35

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2020, the aggregate value of these securities was $285,261,338 representing 17.4% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Collateralized Mortgage Obligation
(3)	Collateralized Loan Obligation
(4)	Commercial Mortgage Backed Security
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 6 for cost of investments on a tax basis.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Structured Credit Risk Transfer

STRIPS — Separate trading of registered interest and principal of securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

3 ML—3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation/ (Depreciation)

170	Short	U.S. Treasury 10 Year Notes	September 2020	$23,567,815	$23,659,219	$(91,404)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$110,318,463	$—	$110,318,463
U.S. Corporate Bonds & Notes	—	274,920,115	—	274,920,115
Foreign Corporate Bonds & Notes	—	144,793,853	—	144,793,853
Foreign Government Obligations	—	23,559,335	—	23,559,335
Municipal Bond & Notes	—	41,198,831	—	41,198,831
U.S. Government Agencies	—	449,989,610	—	449,989,610
U.S. Government Treasuries	—	529,128,589	—	529,128,589
Short-Term Investment Securities	—	7,530,773	—	7,530,773
Repurchase Agreements	—	144,015,000	—	144,015,000

Total Investments at Value	$—	$1,725,454,569	$—	$1,725,454,569

LIABILITIES:
Forward Sales Contracts:

U.S. Government Agencies	$—	$6,003,258	$—	$6,003,258

Other Financial Instruments:+

Futures Contracts	$91,404	$—	$—	$91,404

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

36

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO PROFILE — June 30, 2020 — (unaudited)

Industry Allocation*

Sovereign	20.9%
United States Treasury Notes	7.8
E-Commerce/Products	3.6
Diversified Banking Institutions	3.4
Repurchase Agreements	3.2
Medical-Biomedical/Gene	2.8
Applications Software	2.7
Commercial Services-Finance	2.6
Electronic Components-Semiconductors	2.5
United States Treasury Bonds	2.4
Computers	2.3
Medical-Drugs	2.3
Internet Content-Entertainment	1.9
Cable/Satellite TV	1.7
Aerospace/Defense-Equipment	1.7
E-Commerce/Services	1.7
Internet Content-Information/News	1.6
Diagnostic Equipment	1.6
Medical-HMO	1.5
Medical Products	1.5
Industrial Automated/Robotic	1.5
Enterprise Software/Service	1.5
Insurance-Life/Health	1.3
Electric-Integrated	1.3
Data Processing/Management	1.1
Finance-Credit Card	1.1
Private Equity	1.1
Schools	1.0
Metal-Diversified	1.0
Oil Companies-Exploration & Production	0.8
Beverages-Wine/Spirits	0.8
Web Portals/ISP	0.8
Athletic Footwear	0.8
Wireless Equipment	0.7
Transport-Truck	0.7
Building Products-Cement	0.7
Transport-Rail	0.7
Computer Software	0.6
Retail-Building Products	0.6
Gold Mining	0.6
Diversified Manufacturing Operations	0.6
Insurance-Multi-line	0.6
Building-Heavy Construction	0.6
Retail-Apparel/Shoe	0.6
Exchange-Traded Funds	0.6
Insurance-Property/Casualty	0.6
Telephone-Integrated	0.5
Building-Residential/Commercial	0.5
Aerospace/Defense	0.5
Electronic Components-Misc.	0.5
Human Resources	0.5
Semiconductor Equipment	0.5
Cellular Telecom	0.5
Medical Labs & Testing Services	0.5
Auto-Cars/Light Trucks	0.5
Retail-Restaurants	0.5
Banks-Commercial	0.5
Rental Auto/Equipment	0.5
Resorts/Theme Parks	0.4
Medical Instruments	0.4
Research & Development	0.4

Healthcare Safety Devices	0.3%
Electric-Distribution	0.3
Lasers-System/Components	0.3
Investment Management/Advisor Services	0.2
Theaters	0.2
Computer Services	0.2
Retail-Convenience Store	0.1
Banks-Super Regional	0.1
Pharmacy Services	0.1
Oil Companies-Integrated	0.1
Diversified Financial Services	0.1
Real Estate Investment Trusts	0.1

101.3%

*	Calculated as a percentage of net assets

37

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 64.5%
Aerospace/Defense — 0.5%
Lockheed Martin Corp.	1,049	$382,801

Aerospace/Defense-Equipment — 1.7%
Airbus SE†	8,882	632,032
L3Harris Technologies, Inc.	2,284	387,526
Safran SA†	2,023	202,365

		1,221,923

Applications Software — 2.7%
Five9, Inc.†	1,941	214,810
HubSpot, Inc.†	1,133	254,189
Intuit, Inc.	1,247	369,349
salesforce.com, Inc.†	4,300	805,519
ServiceNow, Inc.†	709	287,188

		1,931,055

Athletic Footwear — 0.8%
adidas AG†	2,142	560,389

Auto-Cars/Light Trucks — 0.4%
Ferrari NV	1,680	286,263

Banks-Commercial — 0.5%
Australia & New Zealand Banking Group, Ltd.	14,603	188,980
KBC Group NV	2,874	164,605

		353,585

Beverages-Wine/Spirits — 0.8%
Diageo PLC	17,933	595,267

Building Products-Cement — 0.7%
Martin Marietta Materials, Inc.	2,349	485,233

Building-Heavy Construction — 0.6%
Cellnex Telecom SA*	6,823	415,268

Building-Residential/Commercial — 0.5%
Berkeley Group Holdings PLC	7,669	395,229

Cable/Satellite TV — 1.6%
Charter Communications, Inc., Class A†	781	398,341
Comcast Corp., Class A	20,098	783,420

		1,181,761

Cellular Telecom — 0.5%
T-Mobile US, Inc.†	3,578	372,649

Commercial Services-Finance — 2.6%
Equifax, Inc.	1,567	269,336
Global Payments, Inc.	4,052	687,300
IHS Markit, Ltd.	1,200	90,600
PayPal Holdings, Inc.†	2,078	362,050
Square, Inc., Class A†	1,680	176,299
Worldline SA†*	3,208	277,161

		1,862,746

Computer Software — 0.6%
Slack Technologies, Inc., Class A†	15,019	466,941

Computers — 2.3%
Apple, Inc.	4,536	1,654,733

Data Processing/Management — 1.1%
DocuSign, Inc.†	1,424	245,227
Fidelity National Information Services, Inc.	4,291	575,380

		820,607

Security Description	Shares	Value (Note 2)
Diagnostic Equipment — 1.6%
Danaher Corp.	3,258	$576,112
Thermo Fisher Scientific, Inc.	1,613	584,455

		1,160,567

Diversified Banking Institutions — 3.1%
Bank of America Corp.	36,998	878,703
BNP Paribas SA†	8,398	332,923
JPMorgan Chase & Co.	11,157	1,049,427

		2,261,053

Diversified Manufacturing Operations — 0.5%
Trane Technologies PLC	3,900	347,022

E-Commerce/Products — 3.6%
Alibaba Group Holding, Ltd. ADR†	4,443	958,355
Amazon.com, Inc.†	466	1,285,610
Meituan Dianping, Class B†	16,183	359,478

		2,603,443

E-Commerce/Services — 1.7%
Match Group, Inc.†	3,690	395,014
Match Group, Inc.†	1,765	188,943
MercadoLibre, Inc.†	289	284,888
Uber Technologies, Inc.†	11,121	345,641

		1,214,486

Electric-Distribution — 0.3%
Orsted A/S*	1,686	194,446

Electric-Integrated — 1.2%
Duke Energy Corp.	5,245	419,023
Iberdrola SA	39,155	453,507

		872,530

Electronic Components-Misc. — 0.5%
Flex, Ltd.†	37,214	381,444

Electronic Components-Semiconductors — 2.5%
Advanced Micro Devices, Inc.†	7,394	388,999
Infineon Technologies AG	23,612	551,890
Marvell Technology Group, Ltd.	10,420	365,325
Micron Technology, Inc.†	10,352	533,335

		1,839,549

Enterprise Software/Service — 1.5%
Atlassian Corp. PLC, Class A†	1,027	185,137
Guidewire Software, Inc.†	2,535	281,005
Workday, Inc., Class A†	3,164	592,807

		1,058,949

Finance-Credit Card — 1.1%
Visa, Inc., Class A	4,172	805,905

Gold Mining — 0.6%
Barrick Gold Corp.	16,688	449,037

Healthcare Safety Devices — 0.3%
Tandem Diabetes Care, Inc.†	2,399	237,309

Human Resources — 0.5%
Recruit Holdings Co., Ltd.	11,104	379,580

Industrial Automated/Robotic — 1.5%
Keyence Corp.	1,618	675,551
Rockwell Automation, Inc.	1,961	417,693

		1,093,244

Insurance-Life/Health — 1.3%
AIA Group, Ltd.	43,023	400,418

38

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Life/Health (continued)
AXA SA	25,783	$538,068

		938,486

Insurance-Multi-line — 0.6%
Hartford Financial Services Group, Inc.	10,800	416,340

Insurance-Property/Casualty — 0.6%
Tokio Marine Holdings, Inc.	9,296	404,989

Internet Content-Entertainment — 1.9%
Facebook, Inc., Class A†	3,543	804,509
Netflix, Inc.†	1,281	582,906

		1,387,415

Internet Content-Information/News — 1.6%
Tencent Holdings, Ltd.	18,396	1,181,645

Investment Management/Advisor Services — 0.2%
XP, Inc., Class A†	3,679	154,555

Lasers-System/Components — 0.3%
Han’s Laser Technology Industry Group Co., Ltd., Class A†	38,200	194,323

Medical Instruments — 0.4%
Intuitive Surgical, Inc.†	459	261,552

Medical Labs & Testing Services — 0.5%
WuXi AppTec Co., Ltd.*	11,426	149,563
Wuxi Biologics Cayman, Inc.†*	12,000	219,876

		369,439

Medical Products — 1.5%
Abbott Laboratories	4,996	456,784
Baxter International, Inc.	7,705	663,401

		1,120,185

Medical-Biomedical/Gene — 2.7%
Hualan Biological Engineering, Inc., Class A	32,300	229,720
Illumina, Inc.†	1,205	446,272
Regeneron Pharmaceuticals, Inc.†	742	462,748
Royalty Pharma PLC† Class A	2,728	132,444
Seattle Genetics, Inc.†	1,107	188,102
Shenzhen Kangtai Biological Products Co., Ltd., Class A†	9,000	206,448
Vertex Pharmaceuticals, Inc.†	1,087	315,567

		1,981,301

Medical-Drugs — 2.2%
Eisai Co., Ltd.	2,600	206,091
Eli Lilly & Co.	2,054	337,226
Pfizer, Inc.	19,872	649,814
UCB SA	3,195	369,818

		1,562,949

Medical-HMO — 1.5%
Anthem, Inc.	817	214,854
UnitedHealth Group, Inc.	3,085	909,921

		1,124,775

Metal-Diversified — 1.0%
Anglo American PLC	30,420	703,158

Security Description	Shares/ Principal Amount(4)	Value (Note 2)
Oil Companies-Exploration & Production — 0.7%
EOG Resources, Inc.	10,153	$514,351

Private Equity — 1.1%
Blackstone Group, Inc., Class A	7,506	425,290
Brookfield Asset Management, Inc., Class A	10,471	344,611

		769,901

Rental Auto/Equipment — 0.5%
Localiza Rent a Car SA	44,600	335,519

Research & Development — 0.4%
Hangzhou Tigermed Consulting Co., Ltd., Class A	18,000	259,464

Resort/Theme Parks — 0.4%
Oriental Land Co., Ltd.	2,300	303,697

Retail-Apparel/Shoe — 0.6%
Zalando SE†*	5,894	414,518

Retail-Building Products — 0.6%
Lowe’s Cos., Inc.	3,432	463,732

Retail-Restaurants — 0.4%
Domino’s Pizza, Inc.	877	323,999

Schools — 1.0%
Chegg, Inc.†	5,604	376,925
New Oriental Education & Technology Group, Inc. ADR†	2,821	367,379

		744,304

Semiconductor Equipment — 0.5%
ASML Holding NV	1,026	376,109

Telephone-Integrated — 0.5%
KDDI Corp.	13,200	395,774

Theaters — 0.2%
Live Nation Entertainment, Inc.†	2,852	126,429

Transport-Rail — 0.7%
CSX Corp.	6,855	478,067

Transport-Truck — 0.7%
JB Hunt Transport Services, Inc.	2,447	294,472
Old Dominion Freight Line, Inc.	1,326	224,876

		519,348

Web Portals/ISP — 0.8%
Alphabet, Inc., Class C†	400	565,444

Wireless Equipment — 0.7%
Motorola Solutions, Inc.	3,823	535,717

Total Common Stocks (cost $41,043,633)		46,812,499

EXCHANGE-TRADED FUNDS — 0.6%
iShares MSCI Japan ETF	1,975	108,467
iShares MSCI ACWI ETF	4,127	304,243

Total Exchange-Traded Funds (cost $366,255)		412,710

U.S. CORPORATE BONDS & NOTES — 1.4%
Banks-Super Regional — 0.1%
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	$65,000	68,915

39

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

Security Description		Principal Amount(4)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building Products-Air & Heating — 0.0%
Carrier Global Corp. Senior Notes 1.92% due 02/15/2023*		$25,000	$25,484

Cable/Satellite TV — 0.1%
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*		60,000	63,230

Computer Services — 0.2%
International Business Machines Corp. Senior Notes 2.85% due 05/13/2022		100,000	104,627

Diversified Banking Institutions — 0.3%
Bank of America Corp. Senior Notes 1.49% due 05/19/2024		100,000	101,594
JPMorgan Chase & Co. Senior Notes 1.51% due 06/01/2024		70,000	71,168
JPMorgan Chase & Co. Senior Notes 3.88% due 09/23/2020	EUR	50,000	56,668

			229,430

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 6.25% due 09/29/2020	GBP	60,000	75,132

Electric-Integrated — 0.1%
Southern Co. Senior Notes 2.35% due 07/01/2021		50,000	50,850

Insurance-Life/Health — 0.0%
Principal Life Global Funding II Sec. Notes 1.25% due 06/23/2025*		25,000	25,084

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 3.88% due 11/15/2021		82,857	85,956

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 2.30% due 11/21/2022*		80,000	82,750

Medical-HMO — 0.0%
UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026		15,000	15,276

Pharmacy Services — 0.1%
CVS Health Corp. Senior Notes 2.13% due 06/01/2021		60,000	60,790

Pipelines — 0.0%
MPLX LP FRS Senior Notes 1.21% (3 ML+0.90%) due 09/09/2021		20,000	19,841

Security Description		Principal Amount(4)	Value (Note 2)
Real Estate Investment Trusts — 0.1%
American Tower Corp. Senior Notes 1.30% due 09/15/2025		$45,000	$45,143

Retail-Restaurants — 0.1%
Starbucks Corp. Senior Notes 1.30% due 05/07/2022		30,000	30,427

Total U.S. Corporate Bonds & Notes (cost $961,991)			982,935

FOREIGN CORPORATE BONDS & NOTES — 0.5%
Auto-Cars/Light Trucks — 0.1%
Volkswagen Financial Services NV Company Guar. Notes 2.75% due 10/02/2020	GBP	55,000	68,376

Diversified Financial Services — 0.1%
GE Capital European Funding Company Guar. Notes 2.25% due 07/20/2020	EUR	50,000	56,209

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 2.89% due 08/14/2020	CAD	115,000	84,892

Oil Companies-Integrated — 0.1%
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020		60,000	60,410

Retail-Convenience Store — 0.1%
Alimentation Couche-Tard, Inc. Company Guar. Notes 4.21% due 08/21/2020	CAD	100,000	74,008

Total Foreign Corporate Bonds & Notes (cost $342,633)			343,895

FOREIGN GOVERNMENT OBLIGATIONS — 20.5%
Sovereign — 20.9%
Commonwealth of Australia Senior Notes 2.00% due 12/21/2021	AUD	184,000	130,238
Commonwealth of Australia Bonds 2.25% due 11/21/2022	AUD	60,000	43,372
Commonwealth of Australia Senior Notes 2.75% due 11/21/2027	AUD	284,000	225,479
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	47,000	41,276
Commonwealth of Australia Senior Notes 3.25% due 04/21/2029	AUD	41,000	34,175
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	25,000	22,180
Commonwealth of Australia Senior Notes 4.75% due 04/21/2027	AUD	46,000	40,547

40

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

Security Description		Principal Amount(4)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Commonwealth of Australia Bonds 5.75% due 05/15/2021	AUD	25,000	$18,077
Federal Republic of Germany Bonds zero coupon due 10/18/2024	EUR	18,000	20,850
Federal Republic of Germany Bonds zero coupon due 02/15/2030	EUR	19,000	22,394
Federal Republic of Germany Bonds 1.50% due 09/04/2022	EUR	158,000	186,154
Government of Canada Bonds 0.75% due 03/01/2021	CAD	125,000	92,410
Government of Canada Bonds 1.50% due 06/01/2023	CAD	96,000	73,150
Government of Canada Bonds 1.50% due 06/01/2026	CAD	70,000	54,950
Government of Canada Bonds 2.25% due 06/01/2029	CAD	116,000	98,575
Government of Canada Bonds 3.50% due 12/01/2045	CAD	68,000	78,441
Government of Canada Bonds 4.00% due 06/01/2041	CAD	15,000	17,462
Government of France Bonds zero coupon due 02/25/2021	EUR	30,000	33,829
Government of France Bonds zero coupon due 05/25/2021	EUR	100,000	112,925
Government of France Bonds zero coupon due 02/25/2022	EUR	459,000	520,904
Government of France Bonds zero coupon due 03/25/2023	EUR	193,000	220,523
Government of France Bonds zero coupon due 03/25/2025	EUR	238,000	274,134
Government of France Bonds zero coupon due 11/25/2029	EUR	196,000	224,201
Government of France Bonds 0.50% due 05/25/2029	EUR	155,000	185,684
Government of France Bonds 0.75% due 05/25/2028	EUR	229,000	279,114
Government of France Bonds 2.00% due 05/25/2048*	EUR	20,000	31,091
Government of France Bonds 3.25% due 05/25/2045	EUR	160,000	297,265

Security Description		Principal Amount(4)	Value (Note 2)
Sovereign (continued)
Government of France Bonds 4.00% due 04/25/2055	EUR	38,000	$88,143
Government of France Bonds 4.50% due 04/25/2041	EUR	48,000	99,030
Government of Japan Bonds 0.10% due 11/01/2020	JPY	42,000,000	389,317
Government of Japan Bonds 0.10% due 05/01/2022	JPY	14,400,000	133,975
Government of Japan Bonds 0.10% due 12/20/2026	JPY	9,050,000	84,879
Government of Japan Bonds 0.10% due 03/20/2027	JPY	27,750,000	260,443
Government of Japan Bonds 0.10% due 03/20/2029	JPY	32,300,000	302,353
Government of Japan Bonds 0.20% due 06/20/2036	JPY	$48,950,000	446,573
Government of Japan Bonds 0.40% due 03/20/2056	JPY	18,750,000	161,722
Government of Japan Bonds 0.60% due 06/20/2024	JPY	40,250,000	383,507
Government of Japan Bonds 0.80% due 09/20/2022	JPY	52,550,000	496,878
Government of Japan Bonds 0.80% due 09/20/2023	JPY	2,200,000	20,988
Government of Japan Bonds 0.80% due 09/20/2047	JPY	43,300,000	426,263
Government of Japan Bonds 0.90% due 06/20/2022	JPY	4,400,000	41,582
Government of Japan Bonds 1.20% due 06/20/2021	JPY	6,500,000	60,999
Government of Japan Bonds 1.70% due 06/20/2033	JPY	57,300,000	634,092
Government of Japan Bonds 1.80% due 03/20/2043	JPY	5,400,000	64,309
Government of Japan Bonds 1.90% due 09/20/2042	JPY	8,450,000	101,983
Government of Japan Bonds 2.20% due 09/20/2028	JPY	17,300,000	189,895
Government of Japan Bonds 2.30% due 03/20/2039	JPY	44,600,000	554,725

41

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

Security Description		Principal Amount(4)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Malaysia Bonds 3.42% due 08/15/2022	MYR	75,000	$17,938
Government of Malaysia Bonds 4.13% due 04/15/2032	MYR	180,000	45,460
Government of Malaysia Bonds 4.76% due 04/07/2037	MYR	61,000	16,368
Government of New Zealand Senior Notes 3.00% due 04/20/2029	NZD	18,000	13,777
Kingdom of Belgium Notes zero coupon due 10/22/2027*	EUR	225,000	258,282
Kingdom of Belgium Senior Notes 0.90% due 06/22/2029*	EUR	42,000	51,919
Kingdom of Belgium Senior Notes 1.70% due 06/22/2050*	EUR	30,000	43,822
Kingdom of Belgium Notes 4.00% due 03/28/2022	EUR	63,000	76,514
Kingdom of Belgium Bonds 4.25% due 03/28/2041*	EUR	58,000	114,798
Kingdom of Denmark Bonds 1.75% due 11/15/2025	DKK	408,000	69,153
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	122,000	34,720
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	564,000	61,587
Kingdom of Spain Senior Notes zero coupon due 04/30/2023	EUR	187,000	211,863
Kingdom of Spain Senior Notes zero coupon due 01/31/2025	EUR	69,000	78,006
Kingdom of Spain Bonds 0.05% due 10/31/2021	EUR	75,000	84,803
Kingdom of Spain Senior Notes 1.00% due 10/31/2050*	EUR	77,000	80,687
Kingdom of Spain Senior Notes 1.20% due 10/31/2040*	EUR	87,000	100,178
Kingdom of Spain Senior Notes 1.25% due 10/31/2030*	EUR	271,000	328,405
Kingdom of Spain Senior Notes 2.35% due 07/30/2033*	EUR	15,000	20,404
Kingdom of Spain Senior Notes 3.45% due 07/30/2066*	EUR	21,000	38,805

Security Description		Principal Amount(4)	Value (Note 2)
Sovereign (continued)
Kingdom of Spain Senior Notes 4.65% due 07/30/2025*	EUR	105,000	$146,553
Kingdom of Spain Senior Notes 4.70% due 07/30/2041*	EUR	20,000	38,003
Kingdom of Sweden Bonds 0.75% due 11/12/2029*	SEK	200,000	23,098
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	40,000	6,714
Kingdom of the Netherlands Bonds zero coupon due 01/15/2024*	EUR	102,000	117,194
Kingdom of the Netherlands Bonds zero coupon due 07/15/2030*	EUR	75,000	86,890
Kingdom of the Netherlands Bonds 0.25% due 07/15/2025*	EUR	104,000	121,892
Kingdom of the Netherlands Bonds 0.50% due 01/15/2040*	EUR	40,000	49,729
Kingdom of the Netherlands Bonds 2.75% due 01/15/2047*	EUR	18,000	34,941
Republic of Austria Senior Notes zero coupon due 07/15/2024*	EUR	126,000	144,738
Republic of Austria Senior Notes 0.50% due 02/20/2029*	EUR	44,000	52,832
Republic of Austria Senior Notes 0.75% due 03/20/2051*	EUR	50,000	63,041
Republic of Austria Senior Notes 2.10% due 09/20/2117*	EUR	2,000	4,410
Republic of Austria Senior Notes 2.40% due 05/23/2034*	EUR	15,000	22,532
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	30,000	36,304
Republic of Finland Senior Notes 0.50% due 09/15/2029*	EUR	32,000	38,485
Republic of Finland Senior Bonds 1.13% due 04/15/2034*	EUR	5,000	6,505
Republic of Finland Senior Notes 1.38% due 04/15/2047*	EUR	12,000	17,680
Republic of Finland Senior Notes 2.00% due 04/15/2024*	EUR	15,000	18,539
Republic of Ireland Bonds 1.10% due 05/15/2029	EUR	53,000	65,884

42

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

Security Description		Principal Amount(4)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Ireland Bonds 1.50% due 05/15/2050	EUR	10,000	$13,838
Republic of Ireland Notes 1.70% due 05/15/2037	EUR	10,000	13,775
Republic of Ireland Bonds 5.40% due 03/13/2025	EUR	39,000	55,893
Republic of Italy Senior Bonds 0.05% due 01/15/2023*	EUR	302,000	338,123
Republic of Italy Senior Bonds 0.95% due 03/01/2023	EUR	223,000	255,394
Republic of Italy Bonds 1.35% due 04/15/2022	EUR	170,000	195,285
Republic of Italy Senior Bonds 1.35% due 04/01/2030	EUR	24,000	27,289
Republic of Italy Senior Notes 1.65% due 12/01/2030*	EUR	177,000	205,227
Republic of Italy Senior Notes 1.85% due 07/01/2025*	EUR	254,000	301,167
Republic of Italy Senior Bonds 2.05% due 08/01/2027	EUR	248,000	298,966
Republic of Italy Senior Bonds 2.45% due 09/01/2050*	EUR	98,000	115,602
Republic of Italy Senior Notes 2.70% due 03/01/2047*	EUR	5,000	6,244
Republic of Italy Bonds 2.80% due 03/01/2067*	EUR	20,000	24,993
Republic of Italy Senior Bonds 3.00% due 08/01/2029	EUR	107,000	139,146
Republic of Italy Senior Notes 3.10% due 03/01/2040*	EUR	124,000	165,739
Republic of Italy Senior Notes 3.35% due 03/01/2035*	EUR	18,000	24,637
Republic of Italy Senior Bonds 5.00% due 09/01/2040*	EUR	35,000	58,967
Republic of Poland Bonds 2.50% due 07/25/2027	PLN	230,000	63,418
Republic of Singapore Bonds 2.75% due 04/01/2042	SGD	29,000	26,488
Republic of Singapore Bonds 3.50% due 03/01/2027	SGD	40,000	33,882

Security Description		Principal Amount(4)	Value (Note 2)
Sovereign (continued)
State of Israel Bonds 1.50% due 11/30/2023	ILS	531,000	$161,479
United Kingdom Gilt Treasury Bonds 0.63% due 06/07/2025	GBP	65,000	83,238
United Kingdom Gilt Treasury Bonds 0.88% due 10/22/2029	GBP	24,000	31,809
United Kingdom Gilt Treasury Bonds 1.00% due 04/22/2024	GBP	22,000	28,378
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	115,000	148,201
United Kingdom Gilt Treasury Bonds 2.50% due 07/22/2065	GBP	101,000	221,892
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	45,000	91,907
United Kingdom Gilt Treasury Bonds 4.25% due 06/07/2032	GBP	55,000	99,854
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	41,000	86,590
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	123,000	286,105
United Mexican States Senior Notes 8.50% due 11/18/2038	MXN	530,300	27,375
United Mexican States Bonds 10.00% due 12/05/2024	MXN	759,900	39,779
United Mexican States Bonds 10.00% due 11/20/2036	MXN	543,800	31,958

Total Foreign Government Obligations (cost $14,354,949)			14,867,147

U.S. GOVERNMENT TREASURIES — 10.2%
United States Treasury Bonds — 2.4%
2.00% due 02/15/2050		166,000	190,109
2.75% due 11/15/2047		20,000	26,167
2.88% due 05/15/2043		20,000	26,127
3.00% due 02/15/2048		468,500	641,351
3.13% due 05/15/2048		85,000	119,126
3.75% due 08/15/2041		31,000	45,675
4.38% due 11/15/2039		154,000	242,153
5.00% due 05/15/2037		271,000	444,451

			1,735,159

United States Treasury Notes — 7.8%
0.50% due 03/31/2025		253,000	255,698
1.38% due 08/31/2023		214,000	222,067
2.00% due 12/31/2021		707,000	726,277
2.00% due 11/15/2026		70,000	76,863
2.13% due 08/15/2021(1)		748,000	764,245
2.13% due 06/30/2022		816,000	847,875
2.38% due 08/15/2024		388,000	422,132

43

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

Security Description	Principal Amount(4)	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.38% due 05/15/2029	$141,000	$162,723
2.50% due 05/15/2024	1,766,000	1,921,422
2.75% due 02/15/2028	198,000	230,964

		5,630,266

Total U.S. Government Treasuries (cost $6,917,153)		7,365,425

Total Long-Term Investment Securities (cost $63,986,614)		70,784,611

REPURCHASE AGREEMENTS — 3.1%
Bank of America Securities LLC Joint Repurchase Agreement(2)	490,000	490,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	410,000	410,000
BNP Paribas SA Joint Repurchase Agreement(2)	360,000	360,000
Deutsche Bank AG Joint Repurchase Agreement(2)	545,000	545,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	535,000	535,000

Total Repurchase Agreements (cost $2,340,000)		2,340,000

TOTAL INVESTMENTS (cost $66,326,614)(3)	100.8%	73,124,611
Liabilities in excess of other assets	(0.8)	(605,179)

NET ASSETS	100.0%	$72,519,432

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2020, the aggregate value of these securities was $5,261,423 representing 7.3% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 6 for cost of investments on a tax basis.
(4)	Denominated in United States dollars unless otherwise indicated.
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund

FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates at June 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML — 3 Month USD Libor

Currency Legend

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro Currency

GBP — British Sterling Pound

ILS — Israeli New Shekel

JPY — Japanese Yen

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Poland Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

44

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

4	Long	Euro-BOBL	September 2020	$603,780	$606,600	$2,820

1	Long	Euro-Bund	September 2020	194,809	198,320	3,511

1	Long	Euro-Schatz	September 2020	125,804	125,989	185

3	Long	U.S. Treasury 5 Year Notes	September 2020	375,891	377,227	1,336

15	Long	U.S. Treasury 10 Year Notes	September 2020	2,080,627	2,087,578	6,951

						$14,803

						Unrealized (Depreciation)

1	Short	U.S. Treasury 10 Year Ultra Notes	September 2020	$157,047	$157,484	$(437)

1	Long	U.S. Ultra Bonds	September 2020	437,516	436,313	(1,203)

						(1,640)

		Net Unrealized Appreciation (Depreciation)				$13,163

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

Bank of America, N.A.	GBP	77,000	USD	94,916	07/02/2020	$—	$(495)

	JPY	8,956,000	USD	83,581	07/02/2020	636	—

	NOK	531,000	USD	54,936	08/05/2020	—	(238)

	USD	14,611	EUR	13,000	07/02/2020	—	(5)

	USD	54,929	NOK	531,000	07/02/2020	238	—

						874	(738)

Bank of Montreal	CAD	741,000	USD	547,667	07/02/2020	1,850	—

	CAD	687,000	USD	502,833	08/05/2020	—	(3,253)

	JPY	6,568,000	USD	61,452	07/02/2020	623	—

	JPY	18,672,000	USD	174,251	08/05/2020	1,249	—

	USD	502,792	CAD	687,000	07/02/2020	3,248	—

	USD	190,960	EUR	170,000	07/02/2020	35	—

						7,005	(3,253)

Barclays Bank PLC	AUD	883,000	USD	600,731	07/02/2020	—	(8,628)

	CAD	116,000	USD	85,508	07/02/2020	63	—

	EUR	248,000	USD	276,636	07/02/2020	—	(1,992)

	EUR	3,526,000	USD	3,955,151	08/05/2020	—	(9,232)

	GBP	16,000	USD	19,915	07/02/2020	90	—

	JPY	264,805,000	USD	2,462,955	07/02/2020	10,489	—

	PLN	241,000	USD	60,712	08/05/2020	—	(210)

	USD	4,119,181	EUR	3,675,000	07/02/2020	9,680	—

	USD	680,025	JPY	73,098,000	07/02/2020	—	(3,035)

	USD	14,889	NZD	24,000	07/02/2020	598	—

	USD	60,705	PLN	241,000	07/02/2020	210	—

						21,130	(23,097)

BNP Paribas SA	AUD	832,000	USD	570,571	08/05/2020	—	(3,702)

	JPY	259,020,000	USD	2,416,727	07/02/2020	17,839	—

	NZD	33,000	USD	20,936	07/02/2020	—	(359)

45

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

	NZD	9,000	USD	5,786	08/05/2020	—	(22)

	PLN	241,000	USD	60,200	07/02/2020	—	(715)

	SGD	16,000	USD	11,332	07/02/2020	—	(149)

	USD	570,511	AUD	832,000	07/02/2020	3,653	—

	USD	297,917	EUR	263,000	07/02/2020	—	(2,436)

	USD	165,783	GBP	130,000	07/02/2020	—	(4,700)

	USD	1,008,093	JPY	108,098,000	07/02/2020	—	(6,954)

	USD	6,421	NZD	10,000	07/02/2020	32	—

						21,524	(19,037)

Citibank N.A.	CAD	102,000	USD	74,782	08/05/2020	—	(357)

	EUR	7,832,000	USD	8,721,105	07/02/2020	—	(78,143)

	GBP	13,000	USD	16,039	08/05/2020	—	(73)

	ILS	558,000	USD	162,571	08/05/2020	1,349	—

	MXN	2,059,000	USD	92,854	07/02/2020	3,271	—

	USD	162,445	ILS	558,000	07/02/2020	—	(1,358)

	USD	19,474	JPY	2,100,000	08/05/2020	—	(17)

						4,620	(79,948)

Credit Suisse International	EUR	21,000	USD	23,542	07/02/2020	—	(51)

Goldman Sachs International	AUD	52,000	USD	34,622	07/02/2020	—	(1,263)

	EUR	151,000	USD	169,775	08/05/2020	1	—

	JPY	2,225,000	USD	20,293	07/02/2020	—	(314)

	USD	18,082	EUR	16,000	07/02/2020	—	(106)

	USD	28,057	JPY	3,000,000	08/05/2020	—	(261)

						1	(1,944)

HSBC Bank USA	GBP	175,000	USD	218,791	07/02/2020	1,948	—

	MYR	338,000	USD	78,141	07/02/2020	—	(739)

	MYR	338,000	USD	78,711	08/05/2020	—	(24)

	USD	119,788	GBP	96,000	07/02/2020	—	(834)

	USD	78,819	MYR	338,000	07/02/2020	61	—

						2,009	(1,597)

JPMorgan Chase Bank N.A	CHF	171,000	USD	177,997	07/02/2020	—	(2,487)

	EUR	195,000	USD	220,766	07/02/2020	1,683	—

	GBP	654,000	USD	804,191	07/02/2020	—	(6,181)

	NZD	1,000	USD	643	07/02/2020	—	(2)

	SGD	80,000	USD	57,498	08/05/2020	88	—

	USD	178,082	CHF	171,000	07/02/2020	2,403	—

	USD	1,120,424	EUR	989,000	07/02/2020	—	(9,283)

	USD	363,013	GBP	293,000	07/02/2020	44	—

	USD	10,207	JPY	1,091,000	07/02/2020	—	(102)

	USD	57,492	SGD	80,000	07/02/2020	—	(87)

	USD	157,085	EUR	140,000	08/05/2020	321	—

	USD	121,660	GBP	98,000	08/05/2020	—	(202)

						4,539	(18,344)

Morgan Stanley & Co. International PLC	DKK	699,000	USD	104,465	07/02/2020	—	(925)

	DKK	699,000	USD	105,330	08/05/2020	—	(132)

	EUR	263,000	USD	298,625	07/02/2020	3,145	—

	EUR	50,000	USD	56,198	07/20/2020	1	—

	EUR	3,524,000	USD	3,955,070	08/05/2020	—	(7,065)

46

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

	GBP	61,000	USD	77,793	07/02/2020	2,208	—

	ILS	558,000	USD	159,088	07/02/2020	—	(2,000)

	JPY	139,097,000	USD	1,277,655	07/02/2020	—	(10,579)

	JPY	500,789,000	USD	4,684,045	08/05/2020	44,077	—

	NOK	531,000	USD	54,582	07/02/2020	—	(585)

	SEK	343,000	USD	36,352	07/02/2020	—	(458)

	SEK	343,000	USD	36,806	08/05/2020	—	(19)

	USD	38,385	AUD	55,000	07/02/2020	—	(429)

	USD	105,255	DKK	699,000	07/02/2020	135	—

	USD	4,362,339	EUR	3,889,000	07/02/2020	6,951	—

	USD	4,682,021	JPY	500,789,000	07/02/2020	—	(44,013)

	USD	36,791	SEK	343,000	07/02/2020	19	—

						56,536	(66,205)

Standard Chartered Bank	SGD	64,000	USD	45,297	07/02/2020	—	(627)

	USD	33,554	AUD	48,000	07/02/2020	—	(429)

	USD	83,165	EUR	74,000	08/05/2020	35	—

						35	(1,056)

State Street Bank & Trust Company	EUR	494,000	USD	555,511	07/02/2020	502	—

	EUR	72,000	USD	80,925	08/05/2020	—	(27)

	GBP	26,000	USD	31,998	07/02/2020	—	(218)

	JPY	2,405,000	USD	22,149	07/02/2020	—	(125)

	MXN	2,059,000	USD	88,676	08/05/2020	—	(499)

	USD	123,592	CAD	170,000	07/02/2020	1,629	—

	USD	23,475	EUR	21,000	07/02/2020	118	—

	USD	74,574	GBP	60,000	07/02/2020	—	(228)

	USD	20,660	AUD	30,000	08/05/2020	47	—

						2,296	(1,097)

Toronto Dominion Bank	GBP	653,000	USD	808,584	07/02/2020	—	(548)

	GBP	1,083,000	USD	1,343,917	08/05/2020	1,676	—

	USD	1,343,678	GBP	1,083,000	07/02/2020	—	(1,732)

						1,676	(2,280)

UBS AG	EUR	47,000	USD	53,091	07/02/2020	286	—

	USD	72,473	EUR	64,000	07/02/2020	—	(569)

						286	(569)

Net Unrealized Appreciation/(Depreciation)						$122,531	$(219,216)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

GBP — British Sterling Pound

JPY — Japanese Yen

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

47

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2020 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$33,593,885	$13,218,614	**	$—	$46,812,499
Exchange-Traded Funds	412,710	—		—	412,710
U.S. Corporate Bonds & Notes	—	982,935		—	982,935
Foreign Corporate Bonds & Notes	—	343,895		—	343,895
Foreign Government Obligations	—	14,867,147		—	14,867,147
U.S. Government Treasuries	—	7,365,425		—	7,365,425
Repurchase Agreements	—	2,340,000		—	2,340,000

Total Investments at Value	$34,006,595	$39,118,016		$—	$73,124,611

Other Financial Instruments:+

Futures Contracts	$14,803	$—		$—	$14,803
Forward Foreign Currency Contracts	—	122,531		—	122,531

	$14,803	$122,531		$—	$137,334

LIABILITIES:
Other Financial Instruments:+

Futures Contracts	$1,640	$—		$—	$1,640
Forward Foreign Currency Contracts	—	219,216		—	219,216

	$1,640	$219,216		$—	$220,856

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

48

Anchor Series Trust

STATEMENTS OF ASSETS AND LIABILITIES — June 30, 2020 (unaudited)

	SA PGI Asset Allocation Portfolio	SA Wellington Capital Appreciation Portfolio	SA Wellington Government and Quality Bond Portfolio	SA Wellington Strategic Multi-Asset Portfolio
ASSETS:
Investments at value (unaffiliated)*	$156,088,688	$1,569,262,261	$1,581,439,569	$70,784,611
Repurchase agreements (cost approximates value)	3,657,000	36,090,000	144,015,000	2,340,000
Cash	22,775	2,760,259	6,950,657	4,851
Foreign cash*	344	22	—	332,891
Cash collateral for futures contracts	—	—	—	—
Due from broker	—	—	326	115
Receivable for:
Fund shares sold	299,208	213	41,338,864	266
Dividends and interest	697,897	115,082	6,680,492	114,199
Investments sold	522,287	22,880,023	5,836,520	336,431
Investments sold on an extended settlement basis	—	—	58,506,555	—
Other receivables	—	506,375	—	—
Prepaid expenses and other assets	7,663	20,854	15,695	7,191
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	29,004
Variation margin on futures contracts	—	—	26,563	250
Unrealized appreciation on forward foreign currency contracts	—	—	—	122,531

Total assets	161,295,862	1,631,635,089	1,844,810,241	74,072,340

LIABILITIES:
Payable for:
Fund shares redeemed	43,864	57,309,184	2,813,398	424,011
Investments purchased	526,897	22,114,816	5,986,845	753,865
Investments purchased on an extended settlement basis	—	—	191,052,117	8,882
Investment advisory and management fees	89,289	897,256	692,199	59,016
Service fees — Class 2	1,336	6,228	2,763	—
Service fees — Class 3	12,173	154,188	128,744	11,607
Transfer agent fees and expenses	272	468	486	122
Trustees’ fees and expenses	789	2,626	2,642	583
Other accrued expenses	74,784	170,534	193,197	70,848
Variation margin on futures contracts	—	—	—	4,758
Unrealized depreciation on forward foreign currency contracts	—	—	—	219,216
Forward sales contracts, at value#	—	—	6,003,258	—

Total liabilities	749,404	80,655,300	206,875,649	1,552,908

Net Assets	$160,546,458	$1,550,979,789	$1,637,934,592	72,519,432

NET ASSETS REPRESENTED BY:
Capital paid-in	$136,385,400	$858,219,640	$1,472,149,766	$65,234,955
Total accumulated earnings (loss)	24,161,058	692,760,149	165,784,826	7,284,477

NET ASSETS	$160,546,458	$1,550,979,789	$1,637,934,592	$72,519,432

Class 1 (unlimited shares authorized):
Net assets	$90,380,253	$774,980,657	$945,627,250	$15,427,364
Shares of beneficial interest issued and outstanding	6,723,196	14,674,349	57,806,850	1,780,945
Net asset value, offering and redemption price per share	$13.44	$52.81	$16.36	$8.66

Class 2 (unlimited shares authorized):
Net assets	$10,766,939	$51,747,047	$22,746,001	$—
Shares of beneficial interest issued and outstanding	802,195	1,043,984	1,387,308	—
Net asset value, offering and redemption price per share	$13.42	$49.57	$16.40	$—

Class 3 (unlimited shares authorized):
Net assets	$59,399,266	$724,252,085	$669,561,341	$57,092,068
Shares of beneficial interest issued and outstanding	4,466,524	15,249,325	41,084,793	6,629,790
Net asset value, offering and redemption price per share	$13.30	$47.49	$16.30	$8.61

* Cost
Investments (unaffiliated)	$144,059,437	$1,181,637,178	$1,467,762,611	$63,986,614

Foreign cash	$319	$22	$—	$334,729

# Proceeds from forward sales contracts	$—	$—	$5,984,777	$—

See Notes to Financial Statements

49

Anchor Series Trust

STATEMENTS OF OPERATIONS — For the Period Ended June 30, 2020 (unaudited)

	SA PGI Asset Allocation Portfolio	SA Wellington Capital Appreciation Portfolio	SA Wellington Government and Quality Bond Portfolio	SA Wellington Strategic Multi-Asset Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,011,548	$2,431,729	$—	$278,088
Interest (unaffiliated)	1,245,156	65,475	19,925,050	132,557

Total investment income*	2,256,704	2,497,204	19,925,050	410,645

EXPENSES:
Investment advisory and management fees	541,236	4,926,420	4,228,010	335,677
Service fee:
Class 2	8,092	34,052	16,607	—
Class 3	72,954	825,255	810,271	65,266
Transfer agent fees and expenses	893	1,398	1,658	555
Custodian and accounting fees	26,436	72,004	108,274	50,543
Reports to shareholders	7,114	57,656	58,801	2,057
Audit and tax fees	29,247	30,848	28,738	25,361
Legal fees	17,383	55,284	66,831	12,778
Trustees’ fees and expenses	6,415	52,828	58,711	2,504
Interest expense	—	598	—	—
Other expenses	34,249	41,023	40,963	22,414

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	744,019	6,097,366	5,418,864	517,155

Fees waived and expenses reimbursed by investment adviser (Note 3)	—	—	—	(163,207)
Fees paid indirectly (Note 4)	(203)	(12,869)	—	(278)

Net expenses	743,816	6,084,497	5,418,864	353,670

Net investment income (loss)	1,512,888	(3,587,293)	14,506,186	56,975

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)	(753,581)	129,079,681	15,147,811	(1,063,772)
Futures contracts	—	—	(876,901)	101,726
Forward contracts	—	—	—	135,819
Forward sales contracts	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(186)	(168)	—	(2,336)

Net realized gain (loss) on investments and foreign currencies	(753,767)	129,079,513	14,270,910	(828,563)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(9,011,355)	160,552,046	67,394,482	2,045,929
Futures contracts	—	—	(27,380)	23,747
Forward contracts	—	—	—	103,471
Forward sales contracts	—	—	(18,481)	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(193)	1,132	—	411

Net unrealized gain (loss) on investments and foreign currencies	(9,011,548)	160,553,178	67,348,621	2,173,558

Net realized and unrealized gain (loss) on investments and foreign currencies	(9,765,315)	289,632,691	81,619,531	1,344,995

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,252,427)	$286,045,398	$96,125,717	$1,401,970

* Net of foreign withholding taxes on interest and dividends of	$64,022	$—	$—	$10,489

See Notes to Financial Statements

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Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS

	SA PGI Asset Allocation Portfolio		SA Wellington Capital Appreciation Portfolio		SA Wellington Government and Quality Bond Portfolio		SA Wellington Strategic Multi-Asset Portfolio
	For the six months ended June 30, 2020 (unaudited)	For the year ended December 31, 2019	For the six months ended June 30, 2020 (unaudited)	For the year ended December 31, 2019	For the six months ended June 30, 2020 (unaudited)	For the year ended December 31, 2019	For the six months ended June 30, 2020 (unaudited)	For the year ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,512,888	$3,787,380	$(3,587,293)	$(6,216,961)	$14,506,186	$32,185,195	$56,975	$236,681
Net realized gain (loss) on investments and foreign currencies	(753,767)	4,735,111	129,079,513	189,287,667	14,270,910	6,746,694	(828,563)	1,887,962
Net unrealized gain (loss) on investments and foreign currencies	(9,011,548)	23,680,558	160,553,178	204,558,941	67,348,621	61,159,178	2,173,558	7,106,681

Net increase (decrease) in net assets resulting from operations	(8,252,427)	32,203,049	286,045,398	387,629,647	96,125,717	100,091,067	1,401,970	9,231,324

Distributions to shareholders from:
Distributable earnings — Class 1	—	(7,095,492)	—	(132,705,731)	—	(22,875,615)	—	(18,202)
Distributable earnings — Class 2	—	(797,745)	—	(8,094,052)	—	(540,507)	—	—
Distributable earnings — Class 3	—	(4,240,313)	—	(115,025,790)	—	(15,270,328)	—	(1,119)

Total distributions to shareholders	—	(12,133,550)	—	(255,825,573)	—	(38,686,450)	—	(19,321)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(7,508,914)	(10,056,962)	(146,759,044)	(18,188,316)	(14,639,505)	68,473,796	4,829,246	11,796,738

Total increase (decrease) in net assets	(15,761,341)	10,012,537	139,286,354	113,615,758	81,486,212	129,878,413	6,231,216	21,008,741

NET ASSETS:
Beginning of period	176,307,799	166,295,262	1,411,693,435	1,298,077,677	1,556,448,380	1,426,569,967	66,288,216	45,279,475

End of period	$160,546,458	$176,307,799	$1,550,979,789	$1,411,693,435	$1,637,934,592	$1,556,448,380	$72,519,432	$66,288,216

See Notes to Financial Statements

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ANCHOR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)

June 30, 2020

Note 1.  Organization

Anchor Series Trust (the “Trust”), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company and consists of 5 separate series or portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The Portfolios are managed by SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the “Variable Contracts”) of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”), and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”), each an affiliated insurance company of SAAMCo; and variable contracts issued by Phoenix Life Insurance Company, an unaffiliated life insurance company. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares of the Trust are owned by “separate accounts” of the Life Companies. The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment goal. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’ average daily net assets.

The investment goal for each Portfolio is as follows:

The SA PGI Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with long-term preservation of capital. Its strategy is to invest in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The SA Wellington Capital Appreciation Portfolio seeks long-term capital appreciation. Its strategy is to invest in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach.

The SA Wellington Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal. Its strategy is to invest, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s Corporation or Aa3 or better by Moody’s Investor Services, Inc. or its equivalent by any other nationally recognized statistical rating organization).

The SA Wellington Strategic Multi-Asset Portfolio seeks high long-term total investment return. Its strategy is to invest the Portfolio’s assets among global equity and global fixed income securities to achieve total investment return.

Indemnifications: The Trust’s organizational documents provide officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a

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liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of June 30, 2020, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

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Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid-valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the SA Wellington Strategic Multi-Asset Portfolio used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and/or to attempt to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Portfolio’s Portfolio of Investments.

Futures: During the period, SA Wellington Government and Quality Bond and the SA Wellington Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity, bond and currency markets and to manage duration and yield curve positioning.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Portfolio’s Portfolio of Investments.

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Options: During the period, the SA Wellington Strategic Multi-Asset Portfolio used options contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause a Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of June 30, 2020, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statements of Operations for the six months ended June 30, 2020. For a detailed presentation of derivatives held as of June 30, 2020, please refer to a schedule at the end of each Portfolio’s Portfolio of Investments.

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	Asset Derivatives		Liability Derivatives
	Futures Contracts(1)(4)	Foreign Forward Exchange Contracts(2)	Futures Contracts(1)(4)	Foreign Forward Exchange Contract(3)
Portfolio	Interest Rate Contracts		Interest Rate Contracts
SA Wellington Government and Quality Bond	$26,563	$—	$—	$—
SA Wellington Strategic Multi-Asset	250	—	4,758	—

	Foreign Exchange Contracts		Foreign Exchange Contracts
SA Wellington Strategic Multi-Asset	—	122,531	—	219,216

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on forward foreign currency contracts
(3)	Unrealized depreciation on forward foreign currency contracts
(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
SA Wellington Government and Quality Bond	$(91,404)
SA Wellington Strategic Multi-Asset	13,163

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(1)	Purchased Options(2)	Foreign Forward Exchange Contracts(3)
	Interest Rate Contracts
SA Wellington Government and Quality Bond	$(876,901)	$—	$—
SA Wellington Strategic Multi-Asset	101,726	—	—

	Foreign Exchange Contracts
SA Wellington Strategic Multi-Asset	—	59	135,819

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(4)	Purchased Options(5)	Foreign Forward Exchange Contracts(6)
	Interest Rate Contracts
SA Wellington Government and Quality Bond	$(27,380)	$—	$—
SA Wellington Strategic Multi-Asset	23,747	—	—

	Foreign Exchange Contracts
SA Wellington Strategic Multi-Asset	—	—	103,471

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on investments
(3)	Net realized gain (loss) on forward contracts
(4)	Change in unrealized appreciation (depreciation) on futures contracts
(5)	Change in unrealized appreciation (depreciation) on investments
(6)	Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the six months ended June 30, 2020.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Forward Foreign Currency Contracts(1)
SA Wellington Government and Quality Bond	$23,748,516	$—
SA Wellington Strategic Multi-Asset	3,613,311	47,953,296

(1)	Amounts represent notional amounts in US dollars.

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The following table sets forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of June 30, 2020. The repurchase agreements held by the Portfolios as of June 30, 2020, are also subject to Master Agreements but are not included in the following table. See each Portfolio’s Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	SA Wellington Strategic Multi-Asset Portfolio								Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total
Bank of America, N.A.	$874	$—	$—	$874	$738	$—	$—	$738	$136	$—	$136
Bank of Montreal	7,005	—	—	7,005	3,253	—	—	3,253	3,752	—	3,752
Barclays Bank PLC	21,130	—	—	21,130	23,097	—	—	23,097	(1,967)	—	(1,967)
BNP Paribas SA	21,524	—	—	21,524	19,037	—	—	19,037	2,487	—	2,487
Citibank N.A.	4,620	—	—	4,620	79,948	—	—	79,948	(75,328)	—	(75,328)
Credit Suisse International	—	—	—	—	51	—	—	51	(51)	—	(51)
Goldman Sachs International	1	—	—	1	1,944	—	—	1,944	(1,943)	—	(1,943)
HSBC Bank USA	2,009	—	—	2,009	1,597	—	—	1,597	412	—	412
JPMorgan Chase Bank N.A.	4,539	—	—	4,539	18,344	—	—	18,344	(13,805)	—	(13,805)
Morgan Stanley & Co. International PLC	56,536	—	—	56,536	66,205	—	—	66,205	(9,669)	—	(9,669)
Standard Chartered Bank	35	—	—	35	1,056	—	—	1,056	(1,021)	—	(1,021)
State Street Bank & Trust Company	2,296	—	—	2,296	1,097	—	—	1,097	1,199	—	1,199
Toronto Dominion Bank	1,676	—	—	1,676	2,280	—	—	2,280	(604)	—	(604)
UBS AG	286	—	—	286	569	—	—	569	(283)	—	(283)

	$122,531	$—	$—	$122,531	$219,216	$—	$—	$219,216	$(96,685)	$—	$(96,685)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statements of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset or liability in the table above.
(3)	Net amount represents the net amount due (to) or from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

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Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

Distributions received from a Portfolio’s investments in U.S. real estate investment trusts (“REITS”) often include a “return of capital” which is recorded as a reduction to the cost basis of the securities held.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of share at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016 – 2018 or expected to be taken in each Portfolio’s 2019 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2016.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

As of June 30, 2020, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	15.86%	$7,615,000
SA Wellington Government and Quality Bond	63.33	30,400,000
SA Wellington Strategic Multi-Asset	1.02	490,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated June 30, 2020, bearing interest at a rate of 0.06% per annum, with a principal amount of $48,000,000, a repurchase price of $48,000,080, and a maturity date of July 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bills	Zero Coupon	07/14/2020	$48,960,000	$48,958,286

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As of June 30, 2020, the following Portfolios held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	15.86%	$6,345,000
SA Wellington Government and Quality Bond	63.34	25,335,000
SA Wellington Strategic Multi-Asset	1.03	410,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated June 30, 2020, bearing interest at a rate of 0.07% per annum, with a principal amount of $40,000,000, a repurchase price of $40,000,078, and a maturity date of July 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	4.50%	08/15/2039	$25,264,000	$40,794,040

As of June 30, 2020, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	15.87%	$5,555,000
SA Wellington Government and Quality Bond	63.33	22,165,000
SA Wellington Strategic Multi-Asset	1.03	360,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated June 30, 2020, bearing interest at a rate of 0.07% per annum, with a principal amount of $35,000,000, a repurchase price of $35,000,068, and a maturity date of July 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.50%	09/30/2024	$33,769,500	$35,696,109

As of June 30, 2020, the following Portfolios held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	15.90%	$8,325,000
SA Wellington Government and Quality Bond	63.36	33,180,000
SA Wellington Strategic Multi-Asset	1.04	545,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated June 30, 2020, bearing interest at a rate of 0.06% per annum, with a principal amount of $52,370,000, a repurchase price of $52,370,087, and a maturity date of July 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.63%	02/15/2029	$45,239,000	$53,525,023

As of June 30, 2020, the following Portfolios held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	15.87%	$8,250,000
SA Wellington Government and Quality Bond	63.34	32,935,000
SA Wellington Strategic Multi-Asset	1.03	535,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated June 30, 2020, bearing interest at a rate of 0.06% per annum, with a principal amount of $52,000,000, a repurchase price of $52,000,087, and a maturity date of July 1, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.50%	03/15/2023	$52,540,000	$53,091,188

Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline

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below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield.

LIBOR Risk: A Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on a Portfolio or its investments.

In advance of 2021, regulators and market participants will work together to identify or develop successor Reference Rates. Additionally, prior to 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a Portfolio. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Portfolio or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Portfolio’s performance and/or NAV.

New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Adoption of the ASU had no material impact on the Portfolios.

Note 3.  Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into an Investment Advisory and Management Agreement (the “Management Agreement”) with SAAMCo with respect to each Portfolio. SAAMCo serves as investment adviser and manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment adviser to the Trust; manage the Trust’s investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

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The Trust pays SAAMCo a monthly fee, calculated daily at the following annual percentages of each Portfolio’s average daily net assets:

Portfolio	Average Daily Net Assets	Management Fee
SA PGI Asset Allocation	$0-$50 million	.750%
	> $50 million	.650%
	> $150 million	.600%
	> $250 million	.550%

SA Wellington Capital Appreciation	$0-$50 million	.750%
	> $50 million	.725%
	> $100 million	.700%

Portfolio	Average Daily Net Assets	Management Fee
SA Wellington Government and Quality Bond	$0-$200 million	.625%
	> $200 million	.575%
	> $500 million	.500%

SA Wellington Strategic Multi-Asset	$0-$200 million	1.000%
	> $200 million	.875%
	> $500 million	.800%

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Subadviser	Portfolio
Principal Global Investors, LLC	SA PGI Asset Allocation
Wellington Management Company LLP	SA Wellington Capital Appreciation
SA Wellington Government and Quality Bond
SA Wellington Strategic Multi-Asset

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares, respectively. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

The Trust has entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), a wholly owned subsidiary of the Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO an annual fee in the aggregate amount of $150,000 for Transfer Agency Services provided pursuant to the agreement, which is allocated based on shareholder accounts. Accordingly, for the six months ended June 30, 2020, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

SAAMCo has contractually agreed to waive fees and/or reimburse expenses, if necessary, for the SA Wellington Strategic Multi-Asset Portfolio, so that the annual operating expenses do not exceed 0.86% for Class 1 shares and 1.11% for Class 3 shares, respectively. For the purposes of waived fee and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Portfolio’s business. Any waivers and/or reimbursements made by SAAMCo with respect to the SA Wellington Strategic Multi-Asset Portfolio other than investment advisory fees waived, are subject to recoupment from a Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that a Portfolio is able to effect such payment to SAAMCo and remains in compliance with the contractual expense limitations in effect at the time the waivers and/or reimbursements were made. The contractual fee waivers and/or expense limitations may be modified or discontinued prior to April 30, 2021, only with the approval of the Board. For the six months ended June 30, 2020, pursuant to the contractual expense limitations mentioned above, SAAMCo waived fees and/or reimbursed expenses as follows:

Portfolio	Amount
SA Wellington Strategic Multi-Asset — Class 1	$36,223
SA Wellington Strategic Multi-Asset — Class 3	126,984

For the six months ended June 30, 2020, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	June 30, 2020	December 31, 2020	December 31, 2021	June 30, 2022
SA Wellington Strategic Multi-Asset — Class 1	$—	$45,646	$78,427	$36,223
SA Wellington Strategic Multi-Asset — Class 3	—	78,616	205,363	126,984

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At June 30, 2020, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC	SunAmerica Series Trust VCP SA Dynamic Allocation Portfolio	SunAmerica Series Trust VCP SA Dynamic Strategy Portfolio	Seasons Series Trust SA Allocation Balanced Portfolio	Seasons Series Trust SA Allocation Growth Portfolio	Seasons Series Trust SA Allocation Moderate Growth Portfolio	Seasons Series Trust SA Allocation Moderate Portfolio
SA PGI Asset Allocation	3.52%	96.38%	0.10%	—%	—%	—%	—%	—%	—%
SA Wellington Capital Appreciation	2.49	81.79	0.26	15.16	—	—	—	—	—
SA Wellington Government and Quality Bond	2.09	46.03	0.36	35.44	11.35	1.51	0.30	1.53	1.37
SA Wellington Strategic Multi-Asset	5.23	91.23	2.02	—	—	—	—	—	—

Note 4.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the six months ended June 30, 2020, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments for the six months ended June 30, 2020 were as follows:

Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
SA PGI Asset Allocation	$22,478,942	$26,116,244	$3,513,503	$6,118,734
SA Wellington Capital Appreciation	888,657,403	1,008,088,362	—	—
SA Wellington Government and Quality Bond	95,883,878	66,237,854	192,434,071	339,262,461
SA Wellington Strategic Multi-Asset	43,768,982	37,709,019	2,957,928	3,560,499

Note 6.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddles, amortization for premium/discount, investments in partnerships, treatment of defaulted securities and derivative transactions.

	For the year ended December 31, 2019
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-Term Gains, Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA PGI Asset Allocation	$3,596,395	$4,323,687	$24,487,852	$5,186,701	$6,946,849
SA Wellington Capital Appreciation	17,747,232	163,144,508	225,823,013	5,540,221	250,285,352
SA Wellington Government and Quality Bond	32,797,851	—	44,757,968	38,686,450	—
SA Wellington Strategic Multi-Asset	787,779	1,059,440	4,445,008	17,841	1,480

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

The Portfolios indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended December 31, 2019. As of December 31, 2019, there were no open capital loss carryforward amounts.

Portfolio	Capital Loss Carryforward Utilized
SA PGI Asset Allocation	$—
SA Wellington Capital Appreciation	—
SA Wellington Government and Quality Bond	2,947,749
SA Wellington Strategic Multi-Asset	—

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For the year ended December 31, 2019, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to treatment of foreign currency, partnerships, principal paydown adjustments, net operating loss offset to short-term capital gains, amortization of premium/discount and sale of passive foreign investment companies to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
SA PGI Asset Allocation	$325,161	$(363,664)	$38,503
SA Wellington Capital Appreciation	6,216,961	(6,216,961)	—
SA Wellington Government and Quality Bond	6,878,961	(6,878,961)	—
SA Wellington Strategic Multi-Asset	370,584	(370,584)	—

As of June 30, 2020, the amounts of the aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA PGI Asset Allocation	$24,089,461	$(8,613,214)	$15,476,247	$144,269,441
SA Wellington Capital Appreciation	422,680,210	(36,303,315)	386,376,895	1,218,975,366
SA Wellington Government and Quality Bond	116,432,719	(4,307,648)	112,125,071	1,613,302,119
SA Wellington Strategic Multi-Asset	8,004,520	(1,387,165)	6,617,355	66,628,221

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	SA PGI Asset Allocation Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2020 (unaudited)		For the year ended December 31, 2019		For the six months ended June 30, 2020 (unaudited)		For the year ended December 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	61,141	$817,566	93,950	$1,300,630	7,730	$94,267	20,882	$291,764

Reinvested dividends	—	—	532,695	7,095,492	—	—	59,936	797,745

Shares redeemed	(483,519)	(6,325,416)	(1,230,882)	(17,067,609)	(50,427)	(663,134)	(118,973)	(1,656,179)

Net increase (decrease)	(422,378)	$(5,507,850)	(604,237)	$(8,671,487)	(42,697)	$(568,867)	(38,155)	$(566,670)

	SA PGI Asset Allocation Portfolio
	Class 3
	For the six months ended June 30, 2020 (unaudited)		For the year ended December 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	171,121	$2,190,595	342,127	$4,644,834

Reinvested dividends	—	—	321,236	4,240,313

Shares redeemed	(276,297)	(3,622,792)	(708,749)	(9,703,952)

Net increase (decrease)	(105,176)	$(1,432,197)	(45,386)	$(818,805)

	SA Wellington Capital Appreciation Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2020 (unaudited)		For the year ended December 31, 2019		For the six months ended June 30, 2020 (unaudited)		For the year ended December 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	525,099	$20,002,290	87,685	$4,157,030	16,582	$649,279	8,290	$384,892

Reinvested dividends	—	—	3,345,242	132,705,731	—	—	217,173	8,094,052

Shares redeemed	(2,135,248)	(97,683,786)	(4,670,511)	(209,232,858)	(107,962)	(4,506,332)	(201,332)	(9,182,272)

Net increase (decrease)	(1,610,149)	$(77,681,496)	(1,237,584)	$(72,370,097)	(91,380)	$(3,857,053)	24,131	$(703,328)

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	SA Wellington Capital Appreciation Portfolio
	Class 3
	For the six months ended June 30, 2020 (unaudited)		For the year ended December 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	303,685	$12,210,353	1,066,857	$46,967,048

Reinvested dividends	—	—	3,218,405	115,025,790

Shares redeemed	(1,744,594)	(77,430,848)	(2,411,222)	(107,107,729)

Net increase (decrease)	(1,440,909)	$(65,220,495)	1,874,040	$54,885,109

	SA Wellington Government and Quality Bond Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2020 (unaudited)		For the year ended December 31, 2019		For the six months ended June 30, 2020 (unaudited)		For the year ended December 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	8,504,230	$133,852,959	8,463,507	$133,558,209	98,614	$1,574,798	126,067	$1,948,407

Reinvested dividends	—	—	1,475,846	22,875,615	—	—	34,759	540,507

Shares redeemed	(7,203,731)	(113,428,803)	(6,295,019)	(96,346,068)	(103,237)	(1,653,356)	(320,366)	(4,927,464)

Net increase (decrease)	1,300,499	$20,424,156	3,644,334	$60,087,756	(4,623)	$(78,558)	(159,540)	$(2,438,550)

	Class 3
	For the six months ended June 30, 2020 (unaudited)		For the year ended December 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	5,131,900	$82,483,176	5,595,413	$85,274,346

Reinvested dividends	—	—	987,093	15,270,328

Shares redeemed	(7,376,122)	(117,468,279)	(5,883,648)	(89,720,084)

Net increase (decrease)	(2,244,222)	$(34,985,103)	698,858	$10,824,590

	SA Wellington Strategic Multi-Asset Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2020 (unaudited)		For the year ended December 31, 2019		For the six months ended June 30, 2020 (unaudited)		For the year ended December 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	92,225	$755,748	54,657	$443,160	1,049,771	$8,667,394	2,180,474	$17,410,318

Reinvested dividends	—	—	2,275	18,202	—	—	140	1,119

Shares redeemed	(139,871)	(1,145,629)	(361,327)	(2,878,575)	(435,146)	(3,448,267)	(399,977)	(3,197,486)

Net increase (decrease)	(47,646)	$(389,881)	(304,395)	$(2,417,213)	614,625	$5,219,127	1,780,637	$14,213,951

Note 8.  Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest is currently payable on the committed lines of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit and an upfront fee of $25,000 on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the six months ended June 30, 2020, the following portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest

SA Wellington Capital Appreciation	4	$598	$1,850,000	2.91%

At June 30, 2020, there were no borrowings outstanding.

64

Note 9.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2020, none of the Portfolios participated in this program.

Note 10.  Investment Concentration

The SA Wellington Strategic Multi-Asset Portfolio invests internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Wellington Government and Quality Bond Portfolio and SA PGI Asset Allocation Portfolio concentration in such investments, these portfolios may be subject to risks associated with U.S. Government agencies or instrumentalities.

Note 11.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for the customary transfer fees), or other remuneration is paid in connection with such transaction. For the six months ended June 30, 2020, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)
SA Wellington Capital Appreciation	$—	$590,725	$(10,608)
SA Wellington Strategic Multi-Asset	—	1,126	(139)

Note 12.  Other Matters

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may last for an extended period of time including through the issue date of these financial statements and has resulted in substantial market volatility and may result in a significant economic downturn.

65

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate

SA PGI Asset Allocation Portfolio Class 1
12/31/15	$16.54	$0.36	$(0.66)	$(0.30)	$(0.49)	$(1.71)	$(2.20)	$14.04	(1.72)%	$125,264	0.75%		2.24%		27%
12/31/16	14.04	0.34	1.13	1.47	(0.42)	(1.05)	(1.47)	14.04	10.82	119,255	0.75		2.40		45
12/31/17	14.04	0.31	1.57	1.88	(0.41)	(1.24)	(1.65)	14.27	13.73	117,879	0.76		2.09		37
12/31/18	14.27	0.32	(0.93)	(0.61)	(0.37)	(0.70)	(1.07)	12.59	(4.54)	97,575	0.77		2.25		22
12/31/19	12.59	0.31	2.21	2.52	(0.41)	(0.62)	(1.03)	14.08	20.50	100,640	0.78		2.27		20
06/30/20(4)	14.08	0.13	(0.77)	(0.64)	—	—	—	13.44	(4.55)	90,380	0.83	(5)	1.99	(5)	16

SA PGI Asset Allocation Portfolio Class 2
12/31/15	16.52	0.33	(0.64)	(0.31)	(0.47)	(1.71)	(2.18)	14.03	(1.83)	13,832	0.90		2.09		27
12/31/16	14.03	0.32	1.12	1.44	(0.40)	(1.05)	(1.45)	14.02	10.57	14,603	0.91		2.25		45
12/31/17	14.02	0.28	1.58	1.86	(0.39)	(1.24)	(1.63)	14.25	13.59	14,758	0.91		1.95		37
12/31/18	14.25	0.30	(0.92)	(0.62)	(0.35)	(0.70)	(1.05)	12.58	(4.65)	11,106	0.92		2.11		22
12/31/19	12.58	0.29	2.21	2.50	(0.39)	(0.62)	(1.01)	14.07	20.30	11,890	0.93		2.12		20
06/30/20(4)	14.07	0.12	(0.77)	(0.65)	—	—	—	13.42	(4.62)	10,767	0.98	(5)	1.84	(5)	16

SA PGI Asset Allocation Portfolio Class 3
12/31/15	16.45	0.32	(0.66)	(0.34)	(0.45)	(1.71)	(2.16)	13.95	(1.99)	53,784	1.00		2.00		27
12/31/16	13.95	0.30	1.13	1.43	(0.39)	(1.05)	(1.44)	13.94	10.53	57,917	1.00		2.15		45
12/31/17	13.94	0.27	1.55	1.82	(0.37)	(1.24)	(1.61)	14.15	13.43	64,824	1.01		1.85		37
12/31/18	14.15	0.28	(0.91)	(0.63)	(0.34)	(0.70)	(1.04)	12.48	(4.75)	57,614	1.02		2.00		22
12/31/19	12.48	0.28	2.19	2.47	(0.38)	(0.62)	(1.00)	13.95	20.21	63,778	1.03		2.02		20
06/30/20(4)	13.95	0.11	(0.76)	(0.65)	—	—	—	13.30	(4.66)	59,399	1.08	(5)	1.75	(5)	16

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

Portfolio	12/31/15	12/31/16	12/31/17	12/31/18	12/31/19	06/30/20(4)(5)
SA PGI Asset Allocation Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA PGI Asset Allocation Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA PGI Asset Allocation Class 3	0.00	0.00	0.00	0.00	0.00	0.00
(4)	Unaudited.
(5)	Annualized.

See Notes to Financial Statements

66

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)		Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate

SA Wellington Capital Appreciation Portfolio Class 1
12/31/15	$47.38	$(0.05)	$3.84	$3.79	$—	$(8.36)	$(8.36)	$42.81	8.72	%(4)	$730,504	0.74%		(0.11)%		66%
12/31/16	42.81	(0.09)	0.93	0.84	—	(5.50)	(5.50)	38.15	1.98		589,734	0.74		(0.23)		99
12/31/17	38.15	0.02	12.31	12.33	—	(3.72)	(3.72)	46.76	32.78		656,955	0.74		0.05		77
12/31/18	46.76	(0.11)	0.27	0.16	—	(6.62)	(6.62)	40.30	(0.75)		706,136	0.74		(0.23)		91
12/31/19	40.30	(0.15)	11.88	11.73	—	(8.43)	(8.43)	43.60	31.17		709,996	0.74		(0.31)		70
06/30/20(5)	43.60	(0.09)	9.30	9.21	—	—	—	52.81	21.12		774,981	0.75	(6)	(0.39	)(6)	63

SA Wellington Capital Appreciation Portfolio Class 2
12/31/15	46.25	(0.12)	3.74	3.62	—	(8.36)	(8.36)	41.51	8.56	(4)	51,769	0.89		(0.26)		66
12/31/16	41.51	(0.15)	0.91	0.76	—	(5.50)	(5.50)	36.77	1.85		45,012	0.89		(0.38)		99
12/31/17	36.77	(0.05)	11.85	11.80	—	(3.72)	(3.72)	44.85	32.57		50,028	0.89		(0.11)		77
12/31/18	44.85	(0.19)	0.30	0.11	—	(6.62)	(6.62)	38.34	(0.90)		42,600	0.89		(0.39)		91
12/31/19	38.34	(0.21)	11.25	11.04	—	(8.43)	(8.43)	40.95	30.95		46,494	0.89		(0.46)		70
06/30/20(5)	40.95	(0.11)	8.73	8.62	—	—	—	49.57	21.05		51,747	0.90	(6)	(0.54	)(6)	63

SA Wellington Capital Appreciation Portfolio Class 3
12/31/15	45.52	(0.16)	3.67	3.51	—	(8.36)	(8.36)	40.67	8.45	(4)	614,697	0.99		(0.36)		66
12/31/16	40.67	(0.18)	0.88	0.70	—	(5.50)	(5.50)	35.87	1.73		580,733	0.99		(0.49)		99
12/31/17	35.87	(0.09)	11.56	11.47	—	(3.72)	(3.72)	43.62	32.46		643,066	0.99		(0.21)		77
12/31/18	43.62	(0.23)	0.31	0.08	—	(6.62)	(6.62)	37.08	(1.00)		549,342	0.99		(0.49)		91
12/31/19	37.08	(0.24)	10.85	10.61	—	(8.43)	(8.43)	39.26	30.84		655,204	0.99		(0.56)		70
06/30/20(5)	39.26	(0.13)	8.36	8.23	—	—	—	47.49	20.96		724,252	1.00	(6)	(0.64	)(6)	63

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

Portfolio	12/31/15	12/31/16	12/31/17	12/31/18	12/31/19	06/30/20(5)(6)
SA Wellington Capital Appreciation Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Wellington Capital Appreciation Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Wellington Capital Appreciation Class 3	0.00	0.00	0.00	0.00	0.00	0.00
(4)	The Portfolio’s performance was increased by 0.07% for Class 1, Class 2 and Class 3, from a reimbursement by an affiliate.
(5)	Unaudited.
(6)	Annualized.

See Notes to Financial Statements

67

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

SA Wellington Government and Quality Bond Portfolio Class 1
12/31/15	$15.18	$0.21	$(0.13)	$0.08	$(0.23)	$(0.05)	$(0.28)	$14.98	0.58%	$657,562	0.57%		1.39%		62%
12/31/16	14.98	0.24	(0.02)	0.22	(0.22)	(0.10)	(0.32)	14.88	1.42	817,141	0.57		1.59		61
12/31/17	14.88	0.28	0.16	0.44	(0.28)	—	(0.28)	15.04	2.97	801,507	0.58		1.86		33
12/31/18	15.04	0.34	(0.34)	0.00	(0.31)	(0.01)	(0.32)	14.72	0.04	777,915	0.57		2.28		16
12/31/19	14.72	0.35	0.73	1.08	(0.41)	—	(0.41)	15.39	7.32	869,709	0.57		2.29		43
06/30/20(3)	15.39	0.15	0.82	0.97	—	—	—	16.36	6.30	945,627	0.58	(4)	1.92	(4)	19

SA Wellington Government and Quality Bond Portfolio Class 2
12/31/15	15.19	0.19	(0.14)	0.05	(0.20)	(0.05)	(0.25)	14.99	0.39	36,223	0.72		1.25		62
12/31/16	14.99	0.22	(0.02)	0.20	(0.19)	(0.10)	(0.29)	14.90	1.31	30,780	0.72		1.45		61
12/31/17	14.90	0.26	0.16	0.42	(0.25)	—	(0.25)	15.07	2.85	27,824	0.72		1.72		33
12/31/18	15.07	0.32	(0.33)	(0.01)	(0.29)	(0.01)	(0.30)	14.76	(0.08)	22,895	0.72		2.12		16
12/31/19	14.76	0.33	0.73	1.06	(0.38)	—	(0.38)	15.44	7.19	21,489	0.72		2.14		43
06/30/20(3)	15.44	0.14	0.81	0.95	—	—	—	16.39	6.15	22,746	0.73	(4)	1.77	(4)	19

SA Wellington Government and Quality Bond Portfolio Class 3
12/31/15	15.13	0.17	(0.13)	0.04	(0.19)	(0.05)	(0.24)	14.93	0.32	739,821	0.82		1.14		62
12/31/16	14.93	0.21	(0.03)	0.18	(0.18)	(0.10)	(0.28)	14.83	1.18	762,516	0.82		1.35		61
12/31/17	14.83	0.24	0.17	0.41	(0.24)	—	(0.24)	15.00	2.78	751,516	0.82		1.62		33
12/31/18	15.00	0.30	(0.34)	(0.04)	(0.27)	(0.01)	(0.28)	14.68	(0.24)	625,760	0.82		2.03		16
12/31/19	14.68	0.31	0.73	1.04	(0.37)	—	(0.37)	15.35	7.06	665,250	0.82		2.04		43
06/30/20(3)	15.35	0.13	0.82	0.95	—	—	—	16.30	6.19	669,561	0.82	(4)	1.67	(4)	19

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Unaudited.
(4)	Annualized.

See Notes to Financial Statements

68

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Distributions from net return of capital	Total dividends and distributions	Net Asset Value end of period	Total Return(2)		Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)(5)		Ratio of net investment income (loss) to average net assets(3)(5)		Portfolio turnover rate

SA Wellington Strategic Multi-Asset Portfolio Class 1
12/31/15	$8.60	$0.06	$0.03	$0.09	$(0.27)	$(0.83)	$—	$(1.10)	$7.59	1.13%		$18,887	1.20%		0.75%		82%
12/31/16	7.59	0.07	0.06	0.13	(0.14)	(0.56)	—	(0.70)	7.02	1.85		17,015	1.08	(7)	0.94		87
12/31/17	7.02	0.07	1.07	1.14	(0.02)	—	—	(0.02)	8.14	16.26		18,244	0.86		0.93		117
12/31/18	8.14	0.05	(0.65)	(0.60)	(0.10)	(0.31)	—	(0.41)	7.13	(7.49)		15,202	0.86		0.61		83
12/31/19	7.13	0.05	1.31	1.36	(0.01)	(0.00)	—	(0.01)	8.48	19.08		15,509	0.86		0.62		105
06/30/20(9)	8.48	0.01	0.17	0.18	—	—	—	—	8.66	2.12		15,427	0.86	(4)	0.36	(4)	63

SA Wellington Strategic Multi-Asset Portfolio Class 3
09/26/16(6) -12/31/16	7.09	(0.01)	(0.07)	(0.08)	—	—	—	—	7.01	(1.13	)(8)	471	1.11	(4)(7)	(0.33	)(4)	87
12/31/17	7.01	0.03	1.10	1.13	(0.02)	—	—	(0.02)	8.12	16.08		13,231	1.11		0.43		117
12/31/18	8.12	0.03	(0.66)	(0.63)	(0.08)	(0.31)	—	(0.39)	7.10	(7.81)		30,078	1.11		0.38		83
12/31/19	7.10	0.03	1.31	1.34	—	(0.00)	—	(0.00)	8.44	18.88		50,779	1.11		0.35		105
06/30/20(9)	8.44	0.00	0.17	0.17	—	—	—	—	8.61	2.01		57,092	1.11	(4)	0.11	(4)	63

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reimbursements (recoupments) and expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

Portfolio	12/31/15	12/31/16		12/31/17	12/31/18	12/31/19	06/30/20(4)(9)
SA Wellington Strategic Multi-Asset Class 1	0.00%	0.00%		0.00%	0.00%	0.00%	0.00%
SA Wellington Strategic Multi-Asset Class 3	—	0.00	(4)	0.00	0.00	0.00	0.00
(4)	Annualized
(5)	Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 3):

Portfolio	12/31/15	12/31/16		12/31/17	12/31/18	12/31/19	06/30/20(4)(9)
SA Wellington Strategic Multi-Asset Class 1	0.55%	1.00%		0.86%	0.60%	0.50%	0.49%
SA Wellington Strategic Multi-Asset Class 3	—	2.76	(4)	0.86	0.58	0.51	0.49
(6)	Commencement of operations.
(7)	Excludes a one time reimbursement the Portfolio received for custody expenses paid in the prior years. If the reimbursement had been applied the ratio of expenses to average net assets would have been 1.03% and 1.05% for Class 1 and Class 3 respectively.
(8)	Total return is not annualized.
(9)	Unaudited.

See Notes to Financial Statements

69

ANCHOR SERIES TRUST

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Portfolios have adopted a liquidity risk management program. SunAmerica Asset Management, LLC (the “Adviser” or “SunAmerica”), the investment adviser to the Trust, has been designated by the Board to administer the Portfolios’ liquidity risk management program (the “Program”). The Adviser has appointed a Liquidity Risk Management Committee (the “Committee”) comprised of certain officers as well as certain personnel of the Adviser. The Committee is subject to the oversight of the Adviser. The Adviser and the Committee are referred to collectively herein as the “Program Administrator.” The Program is designed to assess, manage and periodically review each Portfolio’s liquidity risk, based on factors specific to the circumstances of each Portfolio. “Liquidity risk” means the risk that a Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of remaining investors’ interests in the Portfolio. During the period, the Program Administrator provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.

During the period covered by the liquidity Program report to the Board, the Program supported each Portfolio’s ability to honor redemption requests timely and the Adviser’s management of each Portfolio’s liquidity profile, including during periods of market volatility and net redemptions. The Program Administrator reported that it has reviewed the Program and believes that the Program is reasonably designed to assess and manage the liquidity risk of each Portfolio, that the Program has been effectively implemented to monitor and respond to liquidity developments (where necessary) and is operating effectively, and that the Program addresses potential liquidity risks in connection with the management of the Portfolios. Furthermore, the Program Administrator reported that each Portfolio operated as a “Primarily Highly Liquid Fund” during the review period, and therefore, did not have to comply with the Highly Liquid Investment Minimum requirements. Finally, the Program Administrator reported that each Portfolio had no breaches of the limit on illiquid investments, and therefore, no Board notification or regulatory filings were required.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the Portfolio’s exposure to liquidity risk and other principal risks to which an investment in the Portfolio may be subject.

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ANCHOR SERIES TRUST

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT

AGREEMENT AND SUBADVISORY AGREEMENTS – (unaudited)

The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of Anchor Series Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), of the Trust or its separate series (each, a “Portfolio” and collectively, the “Portfolios”), SunAmerica Asset Management, LLC (“SunAmerica”), Principal Global Investors, LLC (“PGI”), Wellington Management Company LLP (“Wellington” and together with PGI, the “Subadvisers”), approved the continuation of the Investment Advisory and Management Agreement between the Trust, on behalf of the Portfolios, and SunAmerica (the “Advisory Agreement”) for a one-year period ending June 30, 2021 at a meeting held on June 2-3, 2020 (the “Meeting”).1 The Trust currently consists of the following four separate Portfolios: SA Wellington Government and Quality Bond Portfolio (“Government and Quality Bond Portfolio”), SA Wellington Strategic Multi-Asset Portfolio (“Strategic Multi-Asset Portfolio”), SA Wellington Capital Appreciation Portfolio (“Capital Appreciation Portfolio”) and SA PGI Asset Allocation Portfolio (“Asset Allocation Portfolio”).

At the Meeting, the Board, including the Independent Trustees, also approved the continuation of the Subadvisory Agreement between SunAmerica and Wellington with respect to the Government and Quality Bond Portfolio, Strategic Multi-Asset Portfolio and Capital Appreciation Portfolio and the Subadvisory Agreement between SunAmerica and PGI with respect to the Asset Allocation Portfolio (the “Subadvisory Agreements,” and together with the Advisory Agreement, the “Agreements”), each for a one-year period ending June 30, 2021.

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica and the Subadvisers provided, materials relating to the Board’s consideration of whether to approve the continuation of the Agreements. These materials included: (a) a summary of the services provided to the Portfolios by SunAmerica and its affiliates, and by the Subadvisers; (b) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of mutual fund data, on fees and expenses of the Portfolios, and the investment performance of the Portfolios as compared with a peer group of funds, along with fee and performance data with respect to the Portfolios and any other mutual funds or other accounts advised or subadvised by SunAmerica or the Subadvisers with similar investment objectives and/or strategies, as applicable; (c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits; (d) information relating to economies of scale; (e) information about SunAmerica’s general compliance policies and procedures and the services it provides in connection with its oversight of subadvisers; (f) information about SunAmerica’s and the Subadvisers’ risk management processes; (g) information regarding brokerage and soft dollar practices; and (h) information about the key personnel of SunAmerica, and its affiliates, and the Subadvisers, who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, considered at the Meeting, and from time to time as appropriate, factors it deemed relevant, including the following information:

Nature, Extent and Quality of Services Provided by SunAmerica and the Subadvisers.    The Board, including the Independent Trustees, considered the nature, extent and quality of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Portfolios, managing the daily business affairs of the Portfolios, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, legal and compliance, clerical and administrative services, and has authorized its officers and employees, if elected, to serve as officers or Trustees of the Trust without compensation. The Board also noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadvisers. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Portfolios pursuant to the Advisory Agreement. The Board further considered the significant risks assumed by SunAmerica in connection with the services provided to the Portfolios, including entrepreneurial risk in sponsoring new funds and ongoing risks such as operational, reputational, liquidity, litigation, regulatory and compliance risks with respect to all Portfolios.

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica’s fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Portfolios. The Board also reviewed the personnel responsible for providing advisory services to the Portfolios and other key

[1]	On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the June meeting was held telephonically in reliance on the Order.

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personnel of SunAmerica, in addition to current and projected staffing levels and compensation practices. The Board concluded, based on its experience and interaction with SunAmerica, that: (i) SunAmerica would continue to be able to retain quality investment and other personnel; (ii) SunAmerica has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica has been responsive to requests of the Board; and (iv) SunAmerica has kept the Board apprised of developments relating to the Portfolios and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered SunAmerica’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica’s experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2020, SunAmerica managed, advised and/or administered approximately $71.8 billion in assets. In addition, the Board considered SunAmerica’s code of ethics and its commitment to compliance generally and with respect to its management and administration of the Portfolios. The Board also considered SunAmerica’s risk management processes. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ prospectuses. The Board also reviewed SunAmerica’s compliance and regulatory history, and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica in effectively serving as the investment adviser to the Portfolios.

The Board also considered the nature, extent and quality of services provided by each Subadviser to the applicable Portfolios. The Board observed that the Subadvisers are responsible for providing day-to-day investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Portfolio that each Subadviser manages, subject to the oversight and review of SunAmerica. The Board reviewed each Subadviser’s history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel who are responsible for providing subadvisory services to the Portfolios, and other key personnel of each Subadviser, in addition to current and projected staffing levels and compensation practices, and concluded, based on its experience with the Subadvisers, that each Subadviser: (i) has been able to retain high quality portfolio managers and other investment personnel; (ii) has exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the applicable Subadvisory Agreement; and (iii) has been responsive to requests of the Board and of SunAmerica. In addition, the Board considered each Subadviser’s code of ethics and risk management processes. The Board further observed that each Subadviser has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ prospectuses. The Board also reviewed each Subadviser’s compliance and regulatory history, and noted that there were no material legal, regulatory or compliance issues that would potentially impact the Subadvisers in effectively serving as subadvisers to the Portfolios. The Board concluded that the nature and extent of services provided by each Subadviser under the respective Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fee and that the quality of services continues to be high.

Investment Performance.    The Board, including the Independent Trustees, also considered the investment performance of SunAmerica and the Subadvisers with respect to the Portfolios. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolios as compared to each Portfolio’s peer group (“Peer Group”) and/or peer universe (“Peer Universe”) as independently determined by Broadridge and to an appropriate index or combination of indices, including the Portfolios’ benchmarks. The Board was provided with a description of the methodology used by Broadridge to select the funds in the Peer Groups and Peer Universes.

The Board noted that performance information was for the period ended March 31, 2020. The Board also noted that it regularly reviews the performance of the Portfolios throughout the year. The Board further noted that, while it monitors performance of the Portfolios closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board noted that while it found the data provided by Broadridge generally useful, it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of performance comparisons may vary depending on the selection of the peer group.

Asset Allocation Portfolio.    The Board considered that the Portfolio’s performance was below the median of its Peer Group for the one-, three- and five-year periods. The Board also noted that the Portfolio’s performance was above the median of the Peer Universe for the one- and five-year periods and below the median of its Peer Universe for the three-year period. The Board further noted that the Portfolio outperformed its Broadridge Index for the one- and five-year periods and underperformed its Broadridge Index for the three-year period. The Board noted management’s discussion of the Portfolio’s performance, including the impact of market conditions on the Portfolio’s performance, and concluded that the Portfolio’s performance is being appropriately monitored.

Capital Appreciation Portfolio.    The Board considered that the Portfolio’s performance was below the median of its Peer Group for the one-year period, equaled the median of its Peer Group for the three-year period, and was above the median of its Peer Group for the five-year period. The Board also noted that the Portfolio’s performance was below the median of its Peer Universe for the one-year period and above the median of its Peer Universe for the three- and five-year periods. The Board further noted that the Portfolio underperformed its Broadridge Index for the one-year period and outperformed its Broadridge Index for the three- and five-year periods. The Board noted management’s discussion of the Portfolio’s performance, including the impact of market conditions on the Portfolio’s performance, and concluded that the Portfolio’s performance is being appropriately monitored.

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Government and Quality Bond Portfolio.    The Board considered that the Portfolio’s performance was below the median of its Peer Group for the one-year period and equal to the median of its Peer Group for the three- and five-year periods. The Board also noted that the Portfolio’s performance was below the median of its Peer Universe for the one-year period and above the median of its Peer Universe for the three- and five-year periods. The Board further noted that the Portfolio underperformed its Broadridge Index for the one-, three- and five-year periods. The Board noted management’s discussion of the Portfolio’s performance, including the impact of market conditions on the Portfolio’s performance, and concluded that the Portfolio’s performance is being appropriately monitored.

Strategic Multi-Asset Portfolio.    The Board considered that the Portfolio’s performance was below the median of its Peer Group for the one-, three- and five-year periods. The Board also considered that the Portfolio’s performance was above the median of its Performance Universe for the one-, three- and five-year periods. The Board further noted that the Portfolio outperformed its Broadridge Index for the one- and three-year periods and underperformed its Broadridge Index for the five-year period. The Board noted management’s discussion of the Portfolio’s performance, including the impact of market conditions on the Portfolio’s performance, and concluded that the Portfolio’s performance is being appropriately monitored.

While the Board noted its concern with respect to the performance of certain of the Portfolios, it also considered that appropriate resources were being dedicated to address these performance concerns. The Board further noted that it would continue to evaluate each such Portfolio’s overall performance.

Consideration of the Management Fees and Subadvisory Fees and the Cost of the Services and Profits to be Realized by SunAmerica, the Subadvisers and their Affiliates from the Relationship with the Portfolios.    The Board, including the Independent Trustees, received and reviewed information regarding the fees paid by the Portfolios to SunAmerica pursuant to the Advisory Agreement and the fees paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, the Subadvisers or their affiliates in connection with providing such services to the Portfolios.

To assist in analyzing the reasonableness of the management fee for each of the Portfolios, the Board received reports independently prepared by Broadridge. The reports showed comparative fee information for each Portfolio’s Peer Group and/or Peer Universe, as determined by Broadridge, including rankings within each category. In considering the reasonableness of the management fee to be paid by each Portfolio to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering the Portfolios’ total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to the Strategic Multi-Asset Portfolio. The Board further considered that, unlike the funds in the Strategic Multi-Asset Portfolio’s Peer Group and Peer Universe, the fee waivers and/or reimbursements being made by SunAmerica with respect to the Portfolio are only reflected in the total expenses category of the Broadridge reports, rather than also being reflected as a specific management fee waiver in the actual management fee category of the Broadridge reports. As a result, the Board took into account that the actual management fees presented by Broadridge for the Strategic Multi-Asset Portfolio in its Peer Group and Peer Universe may appear lower on a relative basis. The Board also considered the various expense components of the Portfolios and compared each Portfolio’s net expense ratio (taking into account any contractual fee caps and waivers) to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Portfolios. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board also considered management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Portfolios, as applicable. The Board noted that the mutual funds identified as similar to the Portfolios are sold only in the variable annuity market and, accordingly, are in different Broadridge classifications, with peer groups consisting of funds underlying variable insurance products. The Board noted that the management fees paid by the Portfolios were reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

The Board also received and reviewed information regarding the fees paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report prepared independently by Broadridge. The report showed comparative fee information for the Portfolios’ Peer Groups and/or Peer Universes that the Trustees used as a guide to help assess the reasonableness of the subadvisory fees. The Trustees noted that Peer Group information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The Trustees also considered that the subadvisory fees are paid by SunAmerica out of its management fee and not by the Portfolios, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadvisers, respectively.

The Board also considered advisory fees received by the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolio or Portfolios for which they serve as adviser or subadviser, as applicable. The Board noted in particular that Wellington provided its standard institutional fee schedules used for accounts with similar strategies, and Wellington

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highlighted certain differences between institutional accounts and the applicable Portfolios, including that these accounts are subject to different investment limitations and restrictions and do not experience daily cash flows in a manner similar to the Portfolios. The Board also recognized that, with respect to the Asset Allocation Portfolio, the similar accounts identified by PGI utilize a fund of funds structure, which increases overall expenses due to additional fees in the underlying funds held and that these material differences make performance and fee comparisons with the Portfolio less meaningful. The Board then noted that the subadvisory fees paid by SunAmerica to the Subadvisers were reasonable as compared to fees the Subadvisers receive for other such investment companies or clients for which they serve as adviser or subadviser.

Asset Allocation Portfolio.    The Board considered that the Portfolio’s actual management fees were equal to the median of its Peer Group and above the median of its Peer Universe. The Board also considered that the Portfolio’s total expenses were equal to the median of its Peer Group and above the median of its Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

Capital Appreciation Portfolio.    The Board considered that the Portfolio’s actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were above the medians of its Peer Group and Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

Government and Quality Bond Portfolio.    The Board considered that the Portfolio’s actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were above the medians of its Peer Group and Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

Strategic Multi-Asset Portfolio.    The Board considered that the Portfolio’s actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were above the medians of its Peer Group and Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and that SunAmerica has agreed to waive certain fees and cap the Portfolio’s total expenses. The Board further noted management’s discussion regarding the Portfolio’s expenses. The Board also took into account recent actions to reduce Fund expenses through fee waivers and/or reimbursements.

Profitability.    The Board also considered SunAmerica’s profitability and the benefits SunAmerica and its affiliates received from their relationship with the Portfolios. The Board received and reviewed financial statements relating to SunAmerica’s financial condition and profitability with respect to the services it provided the Portfolios and considered how profit margins could affect SunAmerica’s ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenue earned and the expenses incurred by SunAmerica, and its affiliates that provide services to the Portfolios on a Portfolio-by-Portfolio basis, as well as an Investment Management Profitability Analysis prepared by an independent information service, Broadridge. In particular, the Board considered the contractual fee waivers and/or expense reimbursements agreed to by SunAmerica.

The Board considered the profitability of SunAmerica under the Advisory Agreement, including the amount of management fees it retained after payment to the Subadvisers, and considered the profitability of SunAmerica’s affiliates under the Rule 12b-1 Plans. The Board also considered that the Trust pays VALIC Retirement Services Company, an affiliate of SunAmerica, a fee for the provision of recordkeeping and shareholder services to contract owners and participants. Additionally, the Board considered whether SunAmerica, the Subadvisers and their affiliates received any indirect benefits from the relationship with the Portfolios. Specifically, the Board observed that, SunAmerica and affiliated insurance companies have entered into arrangements, including arrangements relating to services provided by the insurance companies with respect to certain funds that are available as investment options in annuity products (including the Portfolios). The Board further observed that in calculating their corporate income tax liability as insurance companies, certain affiliated life insurance companies receive a tax benefit with respect to dividends paid by the Portfolios. In addition, it was noted that such affiliated life insurance companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios. The Board also noted that certain affiliated life insurance companies also receive financial support from SunAmerica and certain Subadvisers for distribution-related activities, including payments to help offset costs for education and training to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives and that such payments may be derived from investment management fees received by SunAmerica or Subadvisers. In addition, the Board considered that, since shares are offered as investment options through variable annuity contracts and variable life insurance policies (“Variable Contracts”), the investment goals and strategies of the Portfolios, and performance of such Portfolios, may positively or negatively impact an affiliated life insurance company’s ability to hedge, as well as the hedging costs associated with guarantees that an affiliated life insurance company may provide as the issuer of the Variable Contracts.

The Board further considered whether there were any collateral or “fall-out” benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Portfolios. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed the Subadvisers’ financial statements and/or other information and considered whether the Subadvisers had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

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The Board concluded that SunAmerica and the Subadvisers had the financial resources necessary to perform their obligations under the Agreements and to continue to provide the Portfolios with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale.    The Board, including the Independent Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Portfolios. The Board considered that as a result of being part of the AIG fund complex, the Portfolios share common resources and may share certain expenses, and if the size of the complex increases, each Portfolio could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also took into account that the management fee arrangements included breakpoints that will adjust the fee downward as the size of the Portfolios increase, thereby allowing the shareholders to participate in any economies of scale. The Board further noted that SunAmerica has agreed to contractually cap the total annual operating expenses of Class 1 and Class 3 shares of the Strategic Multi-Asset Portfolio at certain levels. The Board observed that those expense caps benefited shareholders by limiting total fees even in the absence of breakpoints. The Board concluded that the Portfolios’ management fee structures were reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board noted that the Subadvisory Agreements included breakpoints, but did not review specific information regarding whether there have been economies of scale with respect to the Subadvisers’ management of the Portfolios because it regards that information as less relevant at the subadviser level since SunAmerica, and not the Funds, is responsible for paying the subadvisory fees. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement and concluded that the management fee structure, including the amount of management fees retained by SunAmerica, was reasonable in light of the factors described above.

Other Factors.    In consideration of the Agreements, the Board also received information regarding SunAmerica’s and the Subadvisers’ brokerage and soft dollar practices. The Board considered that the Subadvisers are responsible for decisions to buy and sell securities for the Portfolios they manage, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from SunAmerica and from an independent third party which include information on brokerage commissions and execution throughout the year. The Board also considered the benefits SunAmerica and the Subadvisers derive from their soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SunAmerica and/or the Subadvisers in return for allocating brokerage.

Conclusion.    After a full and complete discussion, the Board approved the Agreements, each for a one-year period ending June 30, 2021. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interests of the Portfolios and the Portfolios’ shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Trustee may have attributed different weights to different factors. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination.

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ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the most recent twelve month period ended June 30 is available once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third fiscal quarters of each fiscal year on Form N-PORT. The Trusts’ Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

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Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

G1112SAR.17 (8/20)

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a - 101), or this Item 10.

Item 11.	Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the most recent fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ John T. Genoy
John T. Genoy President

Date: September 04, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy President

Date: September 04, 2020

By:	/s/ Gregory R. Kingston
Gregory R. Kingston Treasurer

Date: September 04, 2020